UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-03833

MainStay VP Series Fund, Inc.

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 576-7000

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2010

Item 1.  Schedule of Investments.

The schedule of investments for the period ended September 30, 2010 is filed herewith.

MainStay VP Balanced Portfolio
Portfolio of Investments ††† September 30, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 39.2%†
	Asset-Backed Security 0.2%
	Automobile 0.2%
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	$250,000	$253,441

	Total Asset-Backed Security (Cost $249,995)		253,441
	Corporate Bonds 15.0%
	Aerospace & Defense 0.7%
	Boeing Co. (The) 4.875%, due 2/15/20	290,000	331,284
	Goodrich Corp. 4.875%, due 3/1/20	60,000	66,969
	L-3 Communications Corp. 5.20%, due 10/15/19	150,000	162,144
	Lockheed Martin Corp. 4.25%, due 11/15/19	300,000	327,038
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	113,541
			1,000,976
	Banks 2.9%
	Bank of America Corp.
	5.625%, due 7/1/20	250,000	264,175
	5.65%, due 5/1/18	450,000	476,777
	BB&T Corp. 3.375%, due 9/25/13	500,000	524,886
	Citigroup, Inc.
	5.85%, due 8/2/16	250,000	270,245
	6.00%, due 8/15/17	350,000	378,211
	Fifth Third Bancorp 4.50%, due 6/1/18	125,000	123,662
	Goldman Sachs Group, Inc. (The) 6.00%, due 6/15/20	100,000	109,989
¤	JPMorgan Chase & Co.
	4.40%, due 7/22/20	300,000	307,232
	6.625%, due 3/15/12	350,000	376,432
	KeyBank N.A. 5.80%, due 7/1/14	50,000	54,515
	KeyCorp 6.50%, due 5/14/13	100,000	109,594
	Morgan Stanley
	5.50%, due 1/26/20	200,000	205,570
	5.625%, due 9/23/19	200,000	208,230
	PNC Funding Corp. 4.375%, due 8/11/20	350,000	358,043
	Wells Fargo & Co. 3.75%, due 10/1/14	500,000	529,818
			4,297,379
	Beverages 0.4%
	Anheuser-Busch Cos., Inc. 6.00%, due 4/15/11	250,000	256,457
	Anheuser-Busch InBev Worldwide, Inc. 3.00%, due 10/15/12	250,000	259,571
			516,028
	Building Materials 0.2%
	CRH America, Inc. 5.30%, due 10/15/13	50,000	53,669
	Masco Corp. 4.80%, due 6/15/15	300,000	295,022
			348,691
	Chemicals 0.2%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	325,000	353,354

	Diversified Financial Services 0.7%
	General Electric Capital Corp.
	5.90%, due 5/13/14	600,000	679,563
	6.00%, due 8/7/19	250,000	281,296
			960,859
	Electric 1.6%
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	175,000	206,471
	Duke Energy Corp. 3.35%, due 4/1/15	350,000	369,309
	Duke Energy Ohio, Inc. 5.45%, due 4/1/19	200,000	234,566
	Florida Power Corp. 4.55%, due 4/1/20	200,000	222,516
	FPL Group Capital, Inc. 2.55%, due 11/15/13	225,000	230,508
	Great Plains Energy, Inc. 2.75%, due 8/15/13	250,000	251,106
	Kansas City Power & Light Co. 7.15%, due 4/1/19	250,000	309,933
	Pacific Gas & Electric Co. 3.50%, due 10/1/20	150,000	148,539
	Peco Energy Co. 5.00%, due 10/1/14	275,000	310,343
	Pepco Holdings, Inc. 2.70%, due 10/1/15	100,000	100,200
			2,383,491
	Environmental Controls 0.4%
	Republic Services, Inc.
	5.00%, due 3/1/20	225,000	244,933
	5.50%, due 9/15/19	250,000	281,623
			526,556
	Finance - Consumer Loans 0.5%
	HSBC Finance Corp. 7.00%, due 5/15/12	200,000	216,272
	John Deere Capital Corp. 7.00%, due 3/15/12	450,000	489,424
			705,696
	Finance - Credit Card 0.6%
	American Express Co.
	2.75%, due 9/15/15	150,000	150,940
	5.50%, due 9/12/16	400,000	453,701
	Capital One Bank USA N.A. 8.80%, due 7/15/19	250,000	319,516
			924,157
	Finance - Investment Banker/Broker 0.3%
	Bear Stearns Cos., Inc. (The) 5.70%, due 11/15/14	412,000	464,546

	Food 0.4%
	ConAgra Foods, Inc. 7.00%, due 4/15/19	120,000	149,730
	Kraft Foods, Inc. 4.125%, due 2/9/16	275,000	297,468
	Safeway, Inc. 5.00%, due 8/15/19	100,000	109,840
			557,038
	Gas 0.1%
	Sempra Energy 6.50%, due 6/1/16	125,000	149,557

	Health Care - Services 0.2%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	300,000	335,418

	Insurance 0.8%
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	125,000	127,127
	Lincoln National Corp. 6.25%, due 2/15/20	300,000	335,616
	MetLife Global Funding I 5.125%, due 6/10/14 (a)	300,000	332,816
	MetLife, Inc. 4.75%, due 2/8/21	200,000	212,181
	Principal Financial Group, Inc. 8.875%, due 5/15/19	90,000	118,451
			1,126,191
	Lodging 0.4%
	Marriott International, Inc.
	5.625%, due 2/15/13	100,000	106,782
	6.20%, due 6/15/16	200,000	224,874
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	300,000	312,967
			644,623
	Media 0.7%
	CBS Corp. 4.625%, due 5/15/18	50,000	51,696
	NBC Universal, Inc.
	4.375%, due 4/1/21 (a)	175,000	177,132
	5.15%, due 4/30/20 (a)	175,000	188,987
	TCM Sub LLC 3.55%, due 1/15/15 (a)	400,000	417,309
	Time Warner Cable, Inc. 6.75%, due 7/1/18	100,000	119,264
			954,388
	Mining 0.2%
	Alcoa, Inc. 6.15%, due 8/15/20	250,000	257,036

	Miscellaneous - Manufacturing 0.3%
	ITT Corp.
	4.90%, due 5/1/14	300,000	330,186
	6.125%, due 5/1/19	100,000	117,913
			448,099
	Oil & Gas 0.2%
¤	Anadarko Petroleum Corp. 6.20%, due 3/15/40	200,000	194,977
	Marathon Oil Corp. 6.50%, due 2/15/14	150,000	172,246
			367,223
	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	240,000	271,264

	Pipelines 0.5%
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	150,000	192,204
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	200,000	253,842
	Williams Partners, L.P. 3.80%, due 2/15/15	270,000	284,103
			730,149
	Real Estate 0.1%
	AMB Property, L.P. 6.625%, due 12/1/19	150,000	166,630

	Real Estate Investment Trusts 0.8%
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	350,000	354,434
	ERP Operating, L.P. 5.25%, due 9/15/14	250,000	276,463
	Federal Realty Investment Trust 5.90%, due 4/1/20	115,000	127,885
	Hospitality Properties Trust 6.30%, due 6/15/16	170,000	181,209
	Liberty Property, L.P. 5.125%, due 3/2/15	100,000	107,134
	UDR, Inc. 5.25%, due 1/15/15	175,000	185,826
			1,232,951
	Retail 0.2%
	Home Depot, Inc. 5.25%, due 12/16/13	250,000	278,950

	Software 0.1%
	Oracle Corp. 3.875%, due 7/15/20 (a)	150,000	157,025

	Telecommunications 1.2%
	AT&T Corp. 7.30%, due 11/15/11	300,000	321,301
	Cellco Partnership/Verizon Wireless Capital LLC 5.55%, due 2/1/14	500,000	565,428
¤	Verizon Communications, Inc. 6.10%, due 4/15/18	700,000	832,418
			1,719,147
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	100,000	109,833

	Total Corporate Bonds (Cost $20,197,545)		21,987,255

	Mortgage-Backed Securities 1.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.3%
	Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.928%, due 5/10/45 (b)	272,000	298,347
	Bear Stearns Commercial Mortgage Securities Series 2007-PW16, Class A4 5.907%, due 6/11/40 (b)	200,000	217,166
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	320,000	345,980
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4 5.306%, due 12/10/46	200,000	207,929
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, due 3/10/39	210,000	221,362
	JP Morgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7, Class A4 6.062%, due 4/15/45 (b)	200,000	221,719
	Morgan Stanley Capital I
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44 (c)	212,500	221,662
	Series 2006-HQ8, Class A4 5.557%, due 3/12/44 (b)	200,000	218,572

	Total Mortgage-Backed Securities (Cost $1,706,009)		1,952,737

	U.S. Government & Federal Agencies 19.9%
	Federal Home Loan Bank 0.3%
	3.625%, due 5/29/13	400,000	430,805

	Federal Home Loan Mortgage Corporation 0.7%
	3.25%, due 2/25/11	500,000	505,810
	4.125%, due 9/27/13	350,000	383,891
	5.125%, due 4/18/11	200,000	205,296
			1,094,997
¤	Federal National Mortgage Association 2.1%
	2.75%, due 4/11/11	500,000	506,543
	2.875%, due 12/11/13	350,000	371,634
	3.625%, due 8/15/11	500,000	514,359
	4.375%, due 10/15/15	350,000	396,959
	4.875%, due 5/18/12	500,000	535,655
	5.375%, due 11/15/11	500,000	528,011
	5.50%, due 3/15/11	200,000	204,807
			3,057,968
¤	United States Treasury Notes 16.8%
	0.375%, due 8/31/12	1,100,000	1,099,184
	0.625%, due 6/30/12	2,375,000	2,384,642
	0.75%, due 8/15/13	400,000	401,500
	1.00%, due 7/15/13	3,100,000	3,133,914
	1.125%, due 12/15/12	2,410,000	2,443,889
	1.25%, due 8/31/15	3,870,000	3,868,793
	1.375%, due 5/15/12	1,086,000	1,103,605
	1.375%, due 9/15/12	1,195,000	1,216,986
	1.75%, due 4/15/13	5,375,000	5,537,486
	1.75%, due 7/31/15	500,000	512,030
	1.875%, due 8/31/17	700,000	699,754
	2.125%, due 5/31/15	105,000	109,471
	2.375%, due 7/31/17	300,000	309,750
	2.50%, due 4/30/15	980,000	1,038,953
	2.625%, due 8/15/20	280,000	282,625
	3.50%, due 5/15/20	65,000	70,556
	3.625%, due 2/15/20	360,000	394,847
			24,607,985

	Total U.S. Government & Federal Agencies (Cost $28,642,098)		29,191,755

	Yankee Bonds 2.8% (d)
	Banks 0.9%
	Bank of Nova Scotia 3.40%, due 1/22/15	225,000	240,329
	Credit Suisse/New York NY 5.30%, due 8/13/19	225,000	249,261
	HSBC Bank PLC 3.50%, due 6/28/15 (a)	250,000	262,240
	Royal Bank of Scotland PLC (The) 3.95%, due 9/21/15	400,000	404,182
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (a)	150,000	163,957
			1,319,969
	Food 0.2%
	Delhaize Group 5.875%, due 2/1/14	220,000	248,307

	Mining 0.2%
	Teck Resources, Ltd.
	3.85%, due 8/15/17	50,000	51,526
	4.50%, due 1/15/21	200,000	207,204
			258,730
	Oil & Gas 0.5%
	BP Capital Markets PLC 4.50%, due 10/1/20	100,000	102,261
	Petroleos Mexicanos 4.875%, due 3/15/15 (a)	200,000	215,725
	Shell International Finance B.V. 4.00%, due 3/21/14	350,000	379,193
			697,179
	Pharmaceuticals 0.1%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	175,000	200,922

	Sovereign 0.1%
	Svensk Exportkredit AB 3.25%, due 9/16/14	200,000	213,222

	Telecommunications 0.8%
	America Movil SAB de C.V. 5.00%, due 3/30/20	125,000	134,817
	Deutsche Telekom International Finance B.V. 6.00%, due 7/8/19	250,000	297,466
	France Telecom S.A. 2.125%, due 9/16/15	100,000	100,694
	Telefonica Emisiones SAU 5.134%, due 4/27/20	350,000	380,776
	Vodafone Group PLC 5.625%, due 2/27/17	200,000	228,870
			1,142,623
	Total Yankee Bonds (Cost $3,765,828)		4,080,952

	Total Long-Term Bonds (Cost $54,561,475)		57,466,140

		Shares	Value
	Common Stocks 58.2%
	Aerospace & Defense 0.1%
	L-3 Communications Holdings, Inc.	1,719	124,232

	Agriculture 0.9%
	Altria Group, Inc.	11,349	272,603
	Archer-Daniels-Midland Co.	12,554	400,724
	Philip Morris International, Inc.	10,484	587,313
			1,260,640
	Auto Manufacturers 0.4%
	Oshkosh Corp. (e)	19,646	540,265

	Banks 2.6%
	BancorpSouth, Inc.	10,925	154,916
	Capital One Financial Corp.	19,725	780,124
	CapitalSource, Inc.	15,301	81,707
	Goldman Sachs Group, Inc. (The)	742	107,278
¤	JPMorgan Chase & Co.	34,095	1,297,997
	M&T Bank Corp.	5,023	410,932
	Marshall & Ilsley Corp.	42,328	297,989
	PNC Financial Services Group, Inc.	2,108	109,426
	Regions Financial Corp.	85,488	621,498
			3,861,867
	Beverages 0.1%
	Molson Coors Brewing Co. Class B	4,466	210,885

	Biotechnology 0.9%
	Gilead Sciences, Inc. (e)	31,312	1,115,020
	United Therapeutics Corp. (e)	2,803	156,996
			1,272,016
	Building Materials 0.1%
	Armstrong World Industries, Inc. (e)	5,185	215,229

	Chemicals 1.5%
	Ashland, Inc.	24,847	1,211,788
	Cabot Corp.	13,499	439,662
	Cytec Industries, Inc.	4,576	257,995
	Huntsman Corp.	30,685	354,719
			2,264,164
	Commercial Services 1.2%
	Apollo Group, Inc. Class A (e)	18,733	961,940
	Monster Worldwide, Inc. (e)	20,422	264,669
	R.R. Donnelley & Sons Co.	23,177	393,082
	Washington Post Co. Class B	232	92,663
			1,712,354
	Computers 0.9%
	Dell, Inc. (e)	22,906	296,862
	Hewlett-Packard Co.	10,993	462,475
	Riverbed Technology, Inc. (e)	7,150	325,897
	Western Digital Corp. (e)	7,679	218,007
			1,303,241
	Cosmetics & Personal Care 2.7%
	Alberto-Culver Co.	2,706	101,881
	Colgate-Palmolive Co.	14,945	1,148,673
	Estee Lauder Cos., Inc. (The) Class A	21,310	1,347,431
	Procter & Gamble Co. (The)	22,430	1,345,127
			3,943,112
	Distribution & Wholesale 0.3%
	Tech Data Corp. (e)	11,681	470,744

	Electric 4.8%
	Alliant Energy Corp.	1,995	72,518
	Ameren Corp.	22,842	648,713
	American Electric Power Co., Inc.	25,301	916,655
	Consolidated Edison, Inc.	5,756	277,554
	DPL, Inc.	3,309	86,464
	DTE Energy Corp.	21,039	966,321
	FirstEnergy Corp.	3,122	120,322
	Great Plains Energy, Inc.	4,974	94,009
	Hawaiian Electric Industries, Inc.	5,242	118,155
	Integrys Energy Group, Inc.	9,252	481,659
	ITC Holdings Corp.	1,478	92,006
	Mirant Corp. (e)	79,080	787,637
	Pepco Holdings, Inc.	13,143	244,460
	PG&E Corp.	5,133	233,141
	Pinnacle West Capital Corp.	11,827	488,100
¤	Progress Energy, Inc.	32,394	1,438,941
			7,066,655
	Electrical Components & Equipment 0.4%
	Energizer Holdings, Inc. (e)	3,864	259,777
	General Cable Corp. (e)	4,051	109,863
	Hubbel, Inc. Class B	1,946	98,759
	SunPower Corp. Class A (e)	11,674	168,106
			636,505
	Engineering & Construction 0.3%
	Shaw Group, Inc. (The) (e)	14,363	482,022

	Finance - Credit Card 0.5%
	Discover Financial Services	47,697	795,586

	Food 1.5%
	ConAgra Foods, Inc.	16,258	356,700
	H.J. Heinz Co.	13,725	650,153
	J.M. Smucker Co. (The)	2,436	147,451
	Ralcorp Holdings, Inc. (e)	1,729	101,112
	Safeway, Inc.	30,591	647,306
	Tyson Foods, Inc. Class A	17,640	282,593
			2,185,315
	Forest Products & Paper 0.5%
	International Paper Co.	32,523	707,375
	MeadWestvaco Corp.	3,545	86,427
			793,802
	Gas 1.1%
	Energen Corp.	9,390	429,311
	NiSource, Inc.	41,261	717,942
	Sempra Energy	7,598	408,772
			1,556,025
	Health Care - Products 0.4%
	Johnson & Johnson	8,828	546,983

	Health Care - Services 1.3%
¤	Humana, Inc. (e)	28,176	1,415,562
	UnitedHealth Group, Inc.	14,372	504,601
			1,920,163
	Housewares 0.1%
	Toro Co. (The)	1,861	104,644

	Insurance 6.6%
	Allied World Assurance Holdings, Ltd./Bermuda	12,722	719,938
	American Financial Group, Inc.	27,187	831,378
	Arch Capital Group, Ltd. (e)	9,870	827,106
	Aspen Insurance Holdings, Ltd.	9,897	299,681
	Assurant, Inc.	20,210	822,547
	Axis Capital Holdings, Ltd.	26,243	864,444
	Berkshire Hathaway, Inc. Class B (e)	12,789	1,057,394
	Calpine Corp. (e)	15,444	192,278
	Endurance Specialty Holdings, Ltd.	13,878	552,344
	Everest Re Group, Ltd.	2,005	173,372
	Genworth Financial, Inc. Class A (e)	25,589	312,698
	MetLife, Inc.	22,213	854,090
	Old Republic International Corp.	9,688	134,179
	OneBeacon Insurance Group, Ltd. Class A	3,545	50,658
	PartnerRe, Ltd.	4,693	376,285
	Prudential Financial, Inc.	3,992	216,287
	Reinsurance Group of America, Inc.	2,579	124,540
	RenaissanceRe Holdings, Ltd.	2,209	132,452
	Transatlantic Holdings, Inc.	3,991	202,823
	Unitrin, Inc.	4,160	101,462
	Unum Group	34,720	769,048
			9,615,004
	Internet 0.4%
	eBay, Inc. (e)	11,536	281,479
	IAC/InterActiveCorp (e)	10,564	277,516
			558,995
	Investment Management/Advisory Services 0.7%
	Ameriprise Financial, Inc.	6,066	287,104
	BlackRock, Inc. Class A	1,394	237,328
	Federated Investors, Inc. Class B	6,571	149,556
	Legg Mason, Inc.	12,941	392,242
			1,066,230
	Iron & Steel 0.5%
	Reliance Steel & Aluminum Co.	17,593	730,637

	Machinery - Diversified 0.7%
	Cummins, Inc.	11,925	1,080,167

	Media 3.2%
	Comcast Corp. Class A	73,555	1,329,875
	Liberty Global, Inc. Class A (e)	7,315	225,375
	Time Warner Cable, Inc.	20,363	1,099,398
	Time Warner, Inc.	34,994	1,072,566
	Walt Disney Co. (The)	28,974	959,329
			4,686,543
	Metal Fabricate & Hardware 0.2%
	Timken Co. (The)	6,100	233,996

	Mining 0.8%
	Freeport-McMoRan Copper & Gold, Inc.	13,428	1,146,617

	Miscellaneous - Manufacturing 2.7%
	Carlisle Cos., Inc.	9,112	272,905
	Dover Corp.	3,771	196,884
	General Electric Co.	66,864	1,086,540
	ITT Corp.	17,482	818,682
	Parker Hannifin Corp.	12,285	860,687
	Textron, Inc.	6,595	135,593
	Trinity Industries, Inc.	23,866	531,496
			3,902,787
	Office Equipment/Supplies 0.1%
	Xerox Corp.	21,078	218,157

	Oil & Gas 5.9%
¤	Anadarko Petroleum Corp.	25,771	1,470,236
	Chevron Corp.	14,033	1,137,375
	Comstock Resources, Inc. (e)	5,596	125,854
	ConocoPhillips	21,692	1,245,772
	Marathon Oil Corp.	17,154	567,797
	Murphy Oil Corp.	14,122	874,434
	Occidental Petroleum Corp.	12,908	1,010,696
	Patterson-UTI Energy, Inc.	13,537	231,212
	QEP Resources, Inc.	8,284	249,680
	Questar Corp.	8,675	152,073
	Unit Corp. (e)	14,766	550,624
	Valero Energy Corp.	57,469	1,006,282
			8,622,035
	Oil & Gas Services 1.0%
	Schlumberger, Ltd.	20,216	1,245,508
	SEACOR Holdings, Inc. (e)	1,846	157,205
			1,402,713
	Packaging & Containers 0.2%
	Sealed Air Corp.	3,553	79,871
	Sonoco Products Co.	2,380	79,587
	Temple-Inland, Inc.	6,001	111,979
			271,437
	Pharmaceuticals 2.4%
	Abbott Laboratories	5,152	269,140
	AmerisourceBergen Corp.	24,250	743,505
	Eli Lilly & Co.	37,355	1,364,578
	Endo Pharmaceuticals Holdings, Inc. (e)	4,298	142,866
	Forest Laboratories, Inc. (e)	20,408	631,219
	Herbalife, Ltd.	2,919	176,162
	Pfizer, Inc.	13,429	230,576
			3,558,046
	Real Estate 0.2%
	CB Richard Ellis Group, Inc. Class A (e)	18,284	334,232

	Real Estate Investment Trusts 3.1%
¤	Annaly Capital Management, Inc.	85,835	1,510,696
	Apartment Investment & Management Co. Class A	8,333	178,160
	Duke Realty Corp.	43,383	502,809
	Hospitality Properties Trust	5,314	118,662
	Liberty Property Trust	6,066	193,505
	Macerich Co. (The)	13,698	588,329
	ProLogis	50,275	592,239
	Public Storage	4,391	426,103
	Senior Housing Properties Trust	8,040	188,940
	SL Green Realty Corp.	3,467	219,565
			4,519,008
	Retail 2.1%
	Big Lots, Inc. (e)	4,222	140,382
	BJ's Wholesale Club, Inc. (e)	8,274	343,371
	Gap, Inc. (The)	19,588	365,120
	Ross Stores, Inc.	14,032	766,428
¤	Wal-Mart Stores, Inc.	26,196	1,402,010
			3,017,311
	Semiconductors 0.6%
	Intel Corp.	49,069	943,597

	Software 0.6%
	Adobe Systems, Inc. (e)	33,416	873,829

	Telecommunications 3.0%
	Amdocs, Ltd. (e)	13,190	378,026
	AT&T, Inc.	40,112	1,147,203
	CenturyTel, Inc.	12,085	476,874
	EchoStar Corp. (e)	1,392	26,559
	Frontier Communications Corp.	74,917	612,072
	Leap Wireless International, Inc. (e)	13,535	167,157
	Tellabs, Inc.	20,900	155,705
¤	Verizon Communications, Inc.	44,596	1,453,384
			4,416,980
	Transportation 0.6%
	Ryder System, Inc.	9,253	395,751
	Tidewater, Inc.	1,377	61,703
	Union Pacific Corp.	5,631	460,616
			918,070
	Total Common Stocks (Cost $77,030,186)		85,382,840

	Exchange Traded Fund 1.7% (f)
¤	S&P 500 Index-SPDR Trust Series 1	21,393	2,441,369

	Total Exchange Traded Fund (Cost $2,257,025)		2,441,369

		Principal Amount	Value
	Short-Term Investment 0.9%
	Repurchase Agreement 0.9%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $1,266,204 (Collateralized by United States Treasury Notes with rates of 1.375% and maturity dates of 5/15/13, with a Principal Amount of $1,265,000 and a Market Value of $1,297,637)	$1,266,204	1,266,204

	Total Short-Term Investment (Cost $1,266,204)		1,266,204

	Total Investments (Cost $135,114,890) (i)	100.0%	146,556,553

	Other Assets, Less Liabilities	0.0 ‡	849
	Net Assets	100.0%	$146,557,402

		Contracts Short	Unrealized Depreciation (g)
	Futures Contracts (0.0%)‡
	United States Treasury Note December 2010 (10 Year) (h)	(4)	$(3,794)

	Total Futures Contracts (Settlement Value $504,188)		$(3,794)

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at September 30, 2010.

(c)	Floating rate - Rate shown is the rate in effect at September 30, 2010.
(d)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(e)	Non-income producing security.
(f)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(g)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2010.
(h)	At September 30, 2010, cash in the amount of $5,600 is on deposit with the broker for futures transactions.
(i)	At September 30, 2010, cost is $135,967,136 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$13,507,781
Gross unrealized depreciation	(2,918,364)
Net unrealized appreciation	$10,589,417

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Security	$—	$253,441	$—	$253,441
Corporate Bonds	—	21,987,255	—	21,987,255
Mortgage-Backed Securities	—	1,952,737	—	1,952,737
U.S. Government & Federal Agencies	—	29,191,755	—	29,191,755
Yankee Bonds	—	4,080,952	—	4,080,952
Total Long-Term Bonds	—	57,466,140	—	57,466,140
Common Stocks	85,382,840	—	—	85,382,840
Exchange Traded Fund	2,441,369	—	—	2,441,369
Short-Term Investment
Repurchase Agreement	—	1,266,204	—	1,266,204
Total Investments in Securities	$87,824,209	$58,732,344	$—	$146,556,553

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instrument
Futures Contracts Short (a)	$(3,794)	$—	$—	$(3,794)
Total Other Financial Instrument	$(3,794)	$—	$—	$(3,794)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investments.
At September 30, 2010, the Portfolio did not have any transfers between level 1 and level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Bond Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 97.6%†
	Asset-Backed Securities 2.2%
	Automobile 0.3%
	Harley-Davidson Motorcycle Trust Series 2007-3, Class B 6.04%, due 8/15/14	$1,000,000	$1,057,394
	Mercedes-Benz Auto Receivables Trust Series 2009-1, Class A3 1.67%, due 1/15/14	1,500,000	1,520,647
			2,578,041
	Diversified Financial Services 0.2%
	Marriott Vacation Club Owner Trust Series 2007-2A, Class A 5.808%, due 10/20/29 (a)	1,970,716	2,031,008

	Home Equity 1.7%
	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-2, Class 1A5 5.833%, due 4/25/32	418,332	427,792
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 3.93%, due 3/20/32	630,243	629,564
	Citicorp Residential Mortgage Securities, Inc. Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	621,637	629,045
	Citifinancial Mortgage Securities, Inc. Series 2003-3, Class AF5 4.553%, due 8/25/33 (b)	659,392	663,409
	Citigroup Mortgage Loan Trust, Inc. Series 2006-WF2, Class A2C 5.852%, due 5/25/36	637,604	369,163
	Countrywide Asset-Backed Certificates
	Series 2006-S8, Class A3 5.555%, due 4/25/36 (c)	1,297,941	625,691
	Series 2006-S5, Class A3 5.762%, due 6/25/35	1,356,600	415,467
	Series 2007-S1, Class A3 5.81%, due 11/25/36 (c)	658,134	314,170
	Credit-Based Asset Servicing and Securitization LLC
	Series 2007-CB2, Class A2C 4.949%, due 2/25/37	1,000,000	616,314
	Series 2007-CB4, Class A2B 5.723%, due 4/25/37 (b)	500,000	364,535
	Equity One ABS, Inc. Series 2003-4, Class AF6 4.833%, due 10/25/34 (b)	1,481,894	1,503,514
	JPMorgan Mortgage Acquisition Corp.
	Series 2007-CH1, Class AF3 5.532%, due 10/25/36	1,000,000	882,189
	Series 2007-CH2, Class AF3 5.552%, due 1/25/37	1,000,000	644,539
	Series 2006-WF1, Class A6 6.00%, due 7/25/36	942,828	514,661
	Morgan Stanley Mortgage Loan Trust Series 2006-17XS, Class A3A 5.651%, due 10/25/46	1,982,563	1,282,427
	Popular ABS Mortgage Pass-Through Trust Series 2005-5, Class AF3 5.086%, due 11/25/35 (b)(c)	2,731,409	2,707,430
	Residential Asset Mortgage Products, Inc. Series 2003-RZ5, Class A7 4.97%, due 9/25/33 (b)	666,686	681,013
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.455%, due 6/25/33 (b)	1,357,771	1,314,303
			14,585,226
	Total Asset-Backed Securities (Cost $23,220,187)		19,194,275

	Corporate Bonds 25.5%
	Aerospace & Defense 1.5%
	Boeing Co. (The) 4.875%, due 2/15/20	2,300,000	2,627,421
	Goodrich Corp. 4.875%, due 3/1/20	400,000	446,460
	L-3 Communications Corp. 5.20%, due 10/15/19	1,200,000	1,297,150
	Lockheed Martin Corp. 4.25%, due 11/15/19	2,000,000	2,180,254
	Northrop Grumman Corp.
	5.05%, due 8/1/19	780,000	885,623
	7.75%, due 3/1/16	2,375,000	2,999,711
	Raytheon Co.
	5.375%, due 4/1/13	1,000,000	1,108,900
	6.40%, due 12/15/18	1,175,000	1,436,562
			12,982,081
	Agriculture 0.1%
	Archer-Daniels-Midland Co. 5.45%, due 3/15/18	1,000,000	1,164,964

	Auto Manufacturers 0.1%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	1,000,000	1,143,827

	Banks 4.9%
	American Express Bank FSB 6.00%, due 9/13/17	2,000,000	2,281,236
¤	Bank of America Corp.
	4.50%, due 4/1/15	4,000,000	4,196,984
	5.625%, due 7/1/20	2,650,000	2,800,252
	5.65%, due 5/1/18	1,300,000	1,377,357
	BB&T Corp. 3.375%, due 9/25/13	3,000,000	3,149,316
	Citigroup, Inc. 6.00%, due 8/15/17	2,750,000	2,971,653
	Fifth Third Bancorp 4.50%, due 6/1/18	850,000	840,902
	Goldman Sachs Group, Inc. (The)
	6.00%, due 6/15/20	400,000	439,955
	6.15%, due 4/1/18	2,000,000	2,218,422
	JPMorgan Chase & Co. 4.40%, due 7/22/20	5,375,000	5,504,575
	JPMorgan Chase Bank N.A. 6.00%, due 10/1/17	1,550,000	1,759,417
	KeyBank N.A. 5.80%, due 7/1/14	740,000	806,819
	Mercantile-Safe Deposit & Trust Co. 5.70%, due 11/15/11	750,000	783,932
	Morgan Stanley
	5.50%, due 1/26/20	2,300,000	2,364,057
	5.625%, due 9/23/19	800,000	832,921
	6.75%, due 4/15/11	2,000,000	2,059,960
	PNC Bank N.A. 6.875%, due 4/1/18	1,000,000	1,174,844
	PNC Funding Corp. 4.375%, due 8/11/20	3,000,000	3,068,943
	SunTrust Bank 5.20%, due 1/17/17	134,000	139,693
	Wachovia Bank N.A. 6.60%, due 1/15/38	850,000	964,680
	Wells Fargo & Co. 3.75%, due 10/1/14	2,750,000	2,913,999
			42,649,917
	Beverages 0.5%
	Anheuser-Busch InBev Worldwide, Inc.
	3.00%, due 10/15/12	2,000,000	2,076,568
	4.125%, due 1/15/15	1,400,000	1,507,041
	Coca-Cola Enterprises, Inc. 5.00%, due 8/15/13	500,000	553,536
			4,137,145
	Building Materials 0.5%
	CRH America, Inc. 5.30%, due 10/15/13	550,000	590,362
	Masco Corp. 4.80%, due 6/15/15	3,500,000	3,441,918
			4,032,280
	Chemicals 0.3%
	Dow Chemical Co. (The) 5.70%, due 5/15/18	2,750,000	2,989,918

	Commercial Services 0.0%‡
	McKesson Corp. 5.25%, due 3/1/13	375,000	407,369

	Diversified Financial Services 0.7%

¤	General Electric Capital Corp.
	5.625%, due 5/1/18	3,000,000	3,329,928
	5.875%, due 1/14/38	1,000,000	1,015,620
	6.00%, due 6/15/12	1,500,000	1,618,837
			5,964,385
	Electric 2.9%
	Arizona Public Service Co. 5.50%, due 9/1/35	1,275,000	1,303,203
	Carolina Power & Light Co. 6.125%, due 9/15/33	500,000	592,454
	CenterPoint Energy Houston Electric LLC 7.00%, due 3/1/14	1,250,000	1,474,792
	Duke Energy Carolinas LLC 7.00%, due 11/15/18	2,000,000	2,552,718
	Duke Energy Corp. 3.35%, due 4/1/15	2,500,000	2,637,925
	Entergy Mississippi, Inc. 5.15%, due 2/1/13	500,000	536,282
	Florida Power Corp. 4.55%, due 4/1/20	1,700,000	1,891,389
	FPL Group Capital, Inc. 2.55%, due 11/15/13	1,675,000	1,716,001
	Great Plains Energy, Inc. 2.75%, due 8/15/13	2,000,000	2,008,844
	Kansas City Power & Light Co. 7.15%, due 4/1/19	900,000	1,115,759
	Peco Energy Co.
	5.00%, due 10/1/14	750,000	846,391
	5.35%, due 3/1/18	1,500,000	1,741,449
	Pepco Holdings, Inc. 2.70%, due 10/1/15	1,000,000	1,001,995
	San Diego Gas & Electric Co. 4.50%, due 8/15/40	2,000,000	1,971,436
	South Carolina Electric & Gas Co. 6.50%, due 11/1/18	600,000	743,860
	Union Electric Co.
	5.30%, due 8/1/37	800,000	836,633
	6.70%, due 2/1/19	1,500,000	1,823,665
			24,794,796
	Environmental Controls 0.5%
	Republic Services, Inc.
	5.00%, due 3/1/20	2,000,000	2,177,182
	5.50%, due 9/15/19	2,000,000	2,252,986
			4,430,168
	Finance - Credit Card 0.8%
	American Express Credit Corp. 7.30%, due 8/20/13	1,500,000	1,724,143
	Capital One Bank USA N.A. 8.80%, due 7/15/19	4,000,000	5,112,256
			6,836,399
	Finance - Other Services 0.2%
	National Rural Utilities Cooperative Finance Corp. 2.625%, due 9/16/12	1,800,000	1,861,070

	Food 0.9%
	ConAgra Foods, Inc. 7.00%, due 4/15/19	1,080,000	1,347,567
	Kraft Foods, Inc. 4.125%, due 2/9/16	2,375,000	2,569,037
	Kroger Co. (The) 7.70%, due 6/1/29	1,000,000	1,293,320
	Safeway, Inc.
	5.00%, due 8/15/19	750,000	823,803
	6.25%, due 3/15/14	1,750,000	2,008,206
			8,041,933
	Forest Products & Paper 0.2%
	International Paper Co. 7.30%, due 11/15/39	1,225,000	1,371,376

	Gas 0.2%
	Sempra Energy 6.50%, due 6/1/16	1,300,000	1,555,398

	Health Care - Services 0.5%
	Roche Holdings, Inc. 5.00%, due 3/1/14 (a)	2,700,000	3,018,765
	WellPoint, Inc. 5.80%, due 8/15/40	1,000,000	1,046,685
			4,065,450
	Insurance 1.9%
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	1,050,000	1,067,868
	Lincoln National Corp. 6.25%, due 2/15/20	2,850,000	3,188,349
	MetLife Global Funding I 5.125%, due 6/10/14 (a)	2,700,000	2,995,348
	MetLife, Inc. 4.75%, due 2/8/21	1,750,000	1,856,582
	Northwestern Mutual Life Insurance Co. 6.063%, due 3/30/40 (a)	2,500,000	2,904,137
	Pricoa Global Funding I 4.625%, due 6/25/12 (a)	2,700,000	2,824,143
	Principal Financial Group, Inc. 8.875%, due 5/15/19	810,000	1,066,056
	Principal Life Income Fundings Trust 5.20%, due 11/15/10	1,000,000	1,005,179
			16,907,662
	Lodging 0.7%
	Marriott International, Inc.
	5.625%, due 2/15/13	940,000	1,003,748
	6.20%, due 6/15/16	1,850,000	2,080,088
	Wyndham Worldwide Corp. 6.00%, due 12/1/16	2,650,000	2,764,544
			5,848,380
	Machinery - Diversified 0.3%
	Deere & Co.
	5.375%, due 10/16/29	1,100,000	1,223,664
	6.95%, due 4/25/14	1,000,000	1,192,475
			2,416,139
	Media 1.4%
	CBS Corp. 4.625%, due 5/15/18	950,000	982,234
	Comcast Cable Communications Holdings, Inc. 8.375%, due 3/15/13	766,000	889,550
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 4.60%, due 2/15/21	2,000,000	2,055,206
	NBC Universal, Inc.
	4.375%, due 4/1/21 (a)	1,800,000	1,821,931
	5.15%, due 4/30/20 (a)	1,800,000	1,943,867
	TCM Sub LLC 3.55%, due 1/15/15 (a)	2,900,000	3,025,489
	Time Warner, Inc. 6.10%, due 7/15/40	1,000,000	1,076,823
			11,795,100
	Mining 0.3%
	Alcoa, Inc. 6.15%, due 8/15/20	2,800,000	2,878,806

	Miscellaneous - Manufacturing 0.4%
	ITT Corp.
	4.90%, due 5/1/14	2,250,000	2,476,393
	6.125%, due 5/1/19	1,000,000	1,179,130
			3,655,523
	Oil & Gas 0.9%
	Anadarko Petroleum Corp. 6.20%, due 3/15/40	1,800,000	1,754,791
	Apache Corp. 5.10%, due 9/1/40	1,500,000	1,509,077
	Marathon Oil Corp. 6.50%, due 2/15/14	1,250,000	1,435,385
	Motiva Enterprises LLC 5.20%, due 9/15/12 (a)	600,000	641,013
	Pemex Project Funding Master Trust 5.75%, due 3/1/18	2,000,000	2,191,866
			7,532,132
	Oil & Gas Services 0.2%
	Baker Hughes, Inc. 5.125%, due 9/15/40	1,500,000	1,562,231

	Packaging & Containers 0.2%
	Bemis Co., Inc. 5.65%, due 8/1/14	1,460,000	1,650,188

	Pharmaceuticals 0.2%
	Eli Lilly & Co. 6.57%, due 1/1/16	1,225,000	1,489,054

	Pipelines 0.6%
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	1,020,000	1,306,987
	Plains All American Pipeline, L.P. 8.75%, due 5/1/19	1,450,000	1,840,357
	Williams Partners, L.P. 3.80%, due 2/15/15	2,340,000	2,462,223
			5,609,567
	Real Estate 0.2%
	AMB Property, L.P. 6.625%, due 12/1/19	1,250,000	1,388,585

	Real Estate Investment Trusts 0.9%
	AvalonBay Communities, Inc. 6.625%, due 9/15/11	439,000	459,612
	Brandywine Operating Partnership, L.P. 5.70%, due 5/1/17	2,772,000	2,807,121
	Federal Realty Investment Trust 5.90%, due 4/1/20	1,050,000	1,167,643
	Hospitality Properties Trust 6.30%, due 6/15/16	1,250,000	1,332,419
	Liberty Property, L.P. 5.125%, due 3/2/15	750,000	803,504
	UDR, Inc. 5.25%, due 1/15/15	1,600,000	1,698,982
			8,269,281
	Retail 0.3%
	Home Depot, Inc. 5.875%, due 12/16/36	350,000	373,131
	Lowe's Cos., Inc. 5.80%, due 4/15/40	1,500,000	1,686,649
	Yum! Brands, Inc. 6.875%, due 11/15/37	500,000	597,850
			2,657,630
	Software 0.2%
	Oracle Corp. 3.875%, due 7/15/20 (a)	1,350,000	1,413,225

	Telecommunications 1.4%
	Cellco Partnership/Verizon Wireless Capital LLC
	5.55%, due 2/1/14	3,000,000	3,392,565
	8.50%, due 11/15/18	1,500,000	2,042,445
	Embarq Corp. 7.995%, due 6/1/36	250,000	265,807
	SBC Communications, Inc.
	5.10%, due 9/15/14	1,500,000	1,684,178
	5.875%, due 2/1/12	2,500,000	2,662,595
	Verizon Communications, Inc. 7.35%, due 4/1/39	2,000,000	2,568,128
			12,615,718
	Transportation 0.4%
	Burlington Northern Santa Fe LLC
	4.70%, due 10/1/19	2,000,000	2,196,666
	5.75%, due 5/1/40	1,000,000	1,103,575
			3,300,241
	Trucking & Leasing 0.2%
	TTX Co. 5.00%, due 4/1/12 (a)	2,050,000	2,144,382

	Total Corporate Bonds (Cost $201,866,998)		221,562,320

	Medium Term Note 0.1%
	Banks 0.1%
	Morgan Stanley 6.625%, due 4/1/18	600,000	665,193

	Total Medium Term Note (Cost $614,201)		665,193

	Mortgage-Backed Securities 6.4%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 6.4%
	Banc of America Commercial Mortgage, Inc. Series 2006-2, Class A4 5.928%, due 5/10/45 (c)(d)	3,600,000	3,948,711
	Banc of America Funding Corp. Series 2006-7, Class T2A3 5.695%, due 10/25/36	911,128	610,231
	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-8, Class A4 5.107%, due 8/25/35 (a)(c)(d)	500,000	501,960
¤	Bear Stearns Commercial Mortgage Securities
	Series 2006-PW13, Class A3 5.518%, due 9/11/41	1,000,000	1,061,739
	Series 2006-PW11, Class A3 5.623%, due 3/11/39 (c)(d)	1,000,000	1,094,850
	Series 2006-PW11, Class AM 5.623%, due 3/11/39 (c)(d)	500,000	482,805
	Series 2007-T28, Class A3 5.793%, due 9/11/42	5,000,000	5,404,680
	Series 2006-PW12, Class AAB 5.882%, due 9/11/38 (c)(d)	1,000,000	1,103,635
	Series 2007-PW16, Class A4 5.907%, due 6/11/40 (c)(d)	1,700,000	1,845,912
	Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431%, due 10/15/49	3,700,000	4,000,395
	Commercial Mortgage Pass-Through Certificates Series 2006-C8, Class A4 5.306%, due 12/10/46	1,900,000	1,975,321
	Credit Suisse Mortgage Capital Certificates Series 2006-C1, Class AM 5.728%, due 2/15/39 (c)	5,000,000	4,956,008
	Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.444%, due 3/10/39	2,000,000	2,108,211
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2007-CB20, Class A3 5.819%, due 2/12/51	1,000,000	1,076,679
	Series 2006-LDP7, Class A4 6.062%, due 4/15/45 (c)(d)	2,000,000	2,217,194
	Series 2007-LD12, Class A3 6.188%, due 2/15/51 (c)(d)	1,000,000	1,062,640
	LB-UBS Commercial Mortgage Trust
	Series 2007-C6, Class AAB 5.855%, due 7/15/40	1,000,000	1,084,993
	Series 2007-C6, Class A3 5.933%, due 7/15/40	1,000,000	1,064,920
	Merrill Lynch Mortgage Trust
	Series 2005-LC1, Class A3 5.289%, due 1/12/44 (c)	2,500,000	2,599,300
	Series 2007-C1, Class A3 6.02%, due 6/12/50 (c)(d)	2,240,000	2,388,076
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4, Class A3 5.172%, due 12/12/49 (c)(d)	2,080,000	2,154,568
	Series 2007-8, Class A2 6.126%, due 8/12/49 (c)(d)	1,000,000	1,081,076
	Morgan Stanley Capital I
	Series 2007-HQ11, Class A4 5.447%, due 2/12/44 (c)	1,500,000	1,564,676
	Series 2006-HQ8, Class A4 5.558%, due 3/12/44 (c)(d)	2,000,000	2,185,715
	Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (c)	1,000,000	1,065,899
	Series 2006-HQ9, Class AM 5.773%, due 7/12/44 (c)	1,000,000	1,032,324
	Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3 5.537%, due 9/25/36 (c)(d)	1,000,000	758,004
	TBW Mortgage-Backed Pass-Through Certificates Series 2006-6, Class A2B 5.66%, due 1/25/37	2,000,000	1,283,474
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-C29, Class AM 5.339%, due 11/15/48	2,000,000	1,984,987
	Series 2006-C28, Class A4 5.572%, due 10/15/48	2,200,000	2,301,414

	Total Mortgage-Backed Securities (Cost $52,277,076)		56,000,397

U.S. Government & Federal Agencies 58.3%

¤	Federal Home Loan Mortgage Corporation 2.1%
	3.75%, due 6/28/13	6,900,000	7,469,850
	4.75%, due 1/19/16	2,000,000	2,307,860
	5.125%, due 4/18/11	3,000,000	3,079,443
	5.50%, due 2/1/40	1,000,000	1,061,425
	5.50%, due 7/18/16	4,000,000	4,812,728
			18,731,306

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 15.4%
	4.00%, due 1/1/25	928,499	970,614
	4.00%, due 3/1/25	975,573	1,021,651
	4.00%, due 5/1/25	980,983	1,027,317
	4.00%, due 1/1/39	2,295,274	2,357,701
	4.00%, due 9/1/39	3,897,332	4,000,897
	4.50%, due 4/1/22	763,846	809,899
	4.50%, due 4/1/23	191,705	201,855
	4.50%, due 6/1/24	399,540	420,382
	4.50%, due 7/1/24	921,277	969,336
	4.50%, due 5/1/25	1,952,436	2,054,285
	4.50%, due 9/1/35	1,273,602	1,334,311
	4.50%, due 9/1/38	1,000,000	1,042,979
	4.50%, due 1/1/39	554,193	577,320
	4.50%, due 2/1/39	1,694,609	1,765,324
	4.50%, due 4/1/39	1,559,243	1,623,335
	4.50%, due 6/1/39	2,808,163	2,923,591
	4.50%, due 11/1/39	7,626,441	7,939,922
	4.50%, due 12/1/39	1,999,999	2,082,208
	4.50%, due 2/1/40	17,840,962	18,574,307
	4.50%, due 4/1/40	999,999	1,041,104
	4.50%, due 8/1/40	999,999	1,041,104
	4.50%, due 9/1/40	3,000,000	3,123,314
	5.00%, due 1/1/25	10,076,363	10,692,749
	5.00%, due 8/1/35	652,017	689,037
	5.00%, due 8/1/37	2,940,589	3,091,303
	5.00%, due 2/1/38	1,000,000	1,051,253
	5.00%, due 4/1/38	686,237	721,409
	5.00%, due 9/1/38	296,705	311,912
	5.00%, due 3/1/40	4,961,682	5,215,487
	5.00%, due 4/1/40	1,000,000	1,051,153
	5.50%, due 12/1/18	595,644	642,524
	5.50%, due 9/1/21	747,942	805,289
	5.50%, due 9/1/22	723,957	779,199
	5.50%, due 8/1/37	1,162,521	1,236,914
	5.50%, due 9/1/37	6,679,262	7,089,538
	5.50%, due 1/1/38	4,642,902	4,928,094
	5.50%, due 9/1/38	1,999,801	2,122,639
	5.50%, due 8/1/38	2,943,514	3,124,320
	5.50%, due 10/1/38	2,828,213	3,001,938
	5.50%, due 12/1/38	7,674,705	8,146,126
	5.50%, due 1/1/39	2,467,809	2,619,395
	6.00%, due 7/1/21	1,712,805	1,852,116
	6.00%, due 8/1/36	3,235,790	3,486,302
	6.00%, due 2/1/37	472,431	509,007
	6.00%, due 9/1/37	2,973,852	3,193,862
	6.00%, due 11/1/37	1,362,198	1,462,975
	6.00%, due 12/1/37	5,387,330	5,785,894
	6.00%, due 10/1/38	45,299	48,598
	6.50%, due 7/1/17	160,626	174,497
	6.50%, due 11/1/35	200,474	221,310
	6.50%, due 8/1/37	434,861	474,214
	6.50%, due 11/1/37	894,057	974,966
	7.00%, due 1/1/33	865,740	977,861
	7.00%, due 9/1/33	238,369	269,023
			133,653,660

¤	Federal National Mortgage Association 2.2%
	2.75%, due 3/13/14	6,600,000	6,990,034
	4.625%, due 10/15/13	6,000,000	6,673,422
	4.875%, due 5/18/12	2,000,000	2,142,620
	5.50%, due 3/15/11	3,000,000	3,072,105
			18,878,181

¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 9.6%
	3.50%, due 8/1/40	4,000,001	4,034,419
	4.00%, due 10/1/20	637	672
	4.00%, due 3/1/22	308,434	323,195
	4.50%, due 5/1/24	5,506,121	5,797,651
	4.50%, due 3/1/40	4,000,002	4,170,046
	4.50%, due 9/1/40	200,000	208,502
	5.00%, due 1/1/21	127,356	135,840
	5.00%, due 4/1/23	1,434,825	1,522,483
	5.00%, due 9/1/23	634,135	672,813
	5.00%, due 12/1/23	3,175,386	3,369,064
	5.00%, due 3/1/34	1,839,082	1,970,180
	5.00%, due 4/1/34	4,907,574	5,250,155
	5.00%, due 2/1/36	2,373,768	2,509,288
	5.00%, due 5/1/37	11,156	11,753
	5.00%, due 2/1/38	1,295,005	1,364,211
	5.00%, due 3/1/38	764,766	811,143
	5.00%, due 4/1/38	5,810,787	6,121,318
	5.00%, due 5/1/38	11,024,609	11,613,769
	5.00%, due 7/1/38	931,386	981,159
	5.00%, due 6/1/39	1,999,999	2,106,992
	5.00%, due 10/1/39	5,999,995	6,320,038
	5.50%, due 5/1/16	36,780	39,531
	5.50%, due 1/1/21	14,980	16,189
	5.50%, due 12/1/21	56,181	60,528
	5.50%, due 1/1/22	387,404	417,380
	5.50%, due 2/1/22	27,360	29,467
	5.50%, due 7/1/35	281,114	300,633
	5.50%, due 4/1/36	806,458	859,681
	5.50%, due 2/1/37	5,207,917	5,546,202
	5.50%, due 6/1/37	856,831	911,591
	5.50%, due 8/1/37	1,658,867	1,774,049
	5.50%, due 3/1/38	4,000,001	4,255,638
	6.00%, due 1/1/36	11,716	12,654
	6.00%, due 3/1/36	507,904	548,575
	6.00%, due 10/1/38	4,986,050	5,365,054
	6.50%, due 10/1/36	962,509	1,054,124
	6.50%, due 1/1/37	1,442,723	1,580,046
	6.50%, due 8/1/37	211,353	230,876
	6.50%, due 10/1/37	886,466	968,350
	7.00%, due 9/1/37	237,141	264,404
	7.00%, due 10/1/37	12,147	13,544
	7.00%, due 11/1/37	22,813	25,435
	7.50%, due 7/1/28	83,342	94,939
			83,663,581

¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 3.5%
	4.50%, due 9/15/35	344,808	365,808
	4.50%, due 1/15/39	955,348	1,006,965
	4.50%, due 5/15/39	4,795,373	5,054,468
	4.50%, due 2/15/40	995,950	1,049,762
	4.50%, due 5/15/40	985,737	1,038,996
	4.50%, due 6/15/40	995,864	1,049,671
	5.00%, due 1/15/39	402,417	429,142
	5.00%, due 3/15/39	3,440,423	3,668,907
	5.00%, due 7/15/40	2,000,001	2,132,824
	5.50%, due 7/15/35	336,812	363,633
	5.50%, due 8/15/35	397,602	429,265
	5.50%, due 5/15/36	445,515	480,436
	5.50%, due 7/15/36	260,384	280,794
	5.50%, due 6/15/38	641,904	691,016
	5.50%, due 8/15/38	1,000,000	1,076,509
	5.50%, due 1/15/39	500,000	538,254
	5.50%, due 7/15/39	1,000,000	1,076,639
	5.50%, due 12/15/39	352,168	379,166
	6.00%, due 1/15/36	568,271	618,974
	6.00%, due 11/15/37	353,389	384,146
	6.00%, due 12/15/37	2,228,345	2,422,177
	6.00%, due 9/15/38	2,297,136	2,496,353
	6.00%, due 10/15/38	1,558,496	1,693,655
	6.50%, due 1/15/36	338,036	372,983
	6.50%, due 3/15/36	243,015	268,848
	6.50%, due 6/15/36	460,255	507,838
	6.50%, due 9/15/36	104,503	115,412
	6.50%, due 7/15/37	519,503	571,994
	7.00%, due 7/15/31	78,586	89,840
			30,654,475

¤	United States Treasury Bonds 1.3%
	4.375%, due 11/15/39	2,035,000	2,283,016
	4.375%, due 5/15/40	4,550,000	5,110,241
	4.50%, due 8/15/39	1,700,000	1,946,500
	6.25%, due 8/15/23	1,300,000	1,760,688
			11,100,445

¤	United States Treasury Notes 24.2%
	0.625%, due 6/30/12	3,000,000	3,012,180
	0.75%, due 9/15/13	2,000,000	2,006,562
	0.875%, due 2/29/12	12,450,000	12,544,869
	1.00%, due 7/15/13	33,200,000	33,563,208
	1.125%, due 12/15/12	8,085,000	8,198,691
	1.25%, due 8/31/15	3,840,000	3,838,802
	1.375%, due 5/15/12	11,000,000	11,178,321
	1.375%, due 1/15/13	5,750,000	5,863,655
	1.375%, due 3/15/13	16,195,000	16,527,807
	1.875%, due 6/30/15	6,500,000	6,698,048
	2.375%, due 7/31/17	7,000,000	7,227,500
	2.50%, due 3/31/15	4,340,000	4,602,093
	2.50%, due 4/30/15	14,530,000	15,404,067
	2.625%, due 8/15/20	12,860,000	12,980,562
	3.125%, due 4/30/17	40,000,000	43,284,360
	3.25%, due 6/30/16	12,700,000	13,905,509
	3.375%, due 11/15/19	5,360,000	5,774,146
	3.50%, due 5/15/20	3,260,000	3,538,632
			210,149,012
	Total U.S. Government & Federal Agencies (Cost $490,440,362)		506,830,660

	Yankee Bonds 5.1% (e)
	Banks 1.9%
	Bank of Nova Scotia 3.40%, due 1/22/15	1,800,000	1,922,630
	Credit Suisse A.G. 5.40%, due 1/14/20	750,000	800,069
	Credit Suisse/New York NY 5.30%, due 8/13/19	1,025,000	1,135,521
	HSBC Bank PLC
	3.50%, due 6/28/15 (a)	2,450,000	2,569,957
	4.125%, due 8/12/20 (a)	1,800,000	1,829,349
	Nordea Bank Sweden AB 5.25%, due 11/30/12 (a)	800,000	860,401
	Royal Bank of Scotland PLC (The) 3.95%, due 9/21/15	3,300,000	3,334,501
	Svenska Handelsbanken AB 4.875%, due 6/10/14 (a)	1,000,000	1,093,046
	Westpac Banking Corp. 4.875%, due 11/19/19	2,500,000	2,680,135
			16,225,609
	Beverages 0.2%
	Diageo Capital PLC 5.75%, due 10/23/17	1,750,000	2,065,355

	Mining 0.3%
	Teck Resources, Ltd.
	3.85%, due 8/15/17	700,000	721,360
	4.50%, due 1/15/21	1,900,000	1,968,442
			2,689,802
	Oil & Gas 0.3%
	BP Capital Markets PLC 4.50%, due 10/1/20	750,000	766,961
	Petroleos Mexicanos 4.875%, due 3/15/15 (a)	800,000	862,899
	Shell International Finance B.V. 4.00%, due 3/21/14	750,000	812,557
			2,442,417
	Pharmaceuticals 0.2%
	Novartis Securities Investment, Ltd. 5.125%, due 2/10/19	1,575,000	1,808,299

	Pipelines 0.4%
	TransCanada Pipelines, Ltd.
	4.00%, due 6/15/13	500,000	536,478
	7.25%, due 8/15/38	1,000,000	1,279,023
	7.625%, due 1/15/39	950,000	1,266,856
			3,082,357
	Sovereign 0.2%
	Svensk Exportkredit AB 3.25%, due 9/16/14	1,425,000	1,519,205

	Telecommunications 1.6%
	America Movil SAB de CV 6.125%, due 3/30/40	2,000,000	2,226,382
	Deutsche Telekom International Finance B.V.
	6.00%, due 7/8/19	2,800,000	3,331,613
	6.75%, due 8/20/18	1,920,000	2,351,050
	France Telecom S.A. 2.125%, due 9/16/15	1,000,000	1,006,938
	Telecom Italia Capital S.A. 5.25%, due 10/1/15	250,000	269,784
	Telefonica Emisiones SAU 5.134%, due 4/27/20	2,800,000	3,046,207
	Vodafone Group PLC 5.625%, due 2/27/17	1,750,000	2,002,613
			14,234,587
	Total Yankee Bonds (Cost $39,493,436)		44,067,631

	Total Long-Term Bonds (Cost $807,912,260)		848,320,476

	Short-Term Investments 3.3%
	Commercial Paper 1.6%
	Societe Generale North America, Inc. 0.21%, due 10/1/10 (f)	14,000,000	14,000,000

	Total Commercial Paper (Cost $14,000,000)		14,000,000

	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $506,644 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $505,000 and a Market Value of $518,029)	506,644	506,644

	Total Repurchase Agreement (Cost $506,644)		506,644

	U.S. Government 1.6%
	United States Treasury Bill 0.103%, due 10/21/10 (f)	14,000,000	13,999,183

	Total U.S. Government (Cost $13,999,183)		13,999,183

	Total Short-Term Investments (Cost $28,505,827)		28,505,827

	Total Investments (Cost $836,418,087) (g)	100.9%	876,826,303

	Other Assets, Less Liabilities	(0.9)	(7,538,571)

	Net Assets	100.0%	$869,287,732

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2010, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at September 30, 2010 is $7,863,249, which represents 0.9% of the Portfolio's net assets.
(c)	Floating rate - Rate shown is the rate in effect at September 30, 2010.
(d)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at September 30, 2010.

(e)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(f)	Interest rate presented is yield to maturity.
(g)	At September 30, 2010, cost is $837,173,679 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$46,551,452
Gross unrealized depreciation	(6,898,828)
Net unrealized appreciation	$39,652,624

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$19,194,275	$—	$19,194,275
Corporate Bonds	—	221,562,320	—	221,562,320
Medium Term Note	—	665,193	—	665,193
Mortgage-Backed Securities	—	56,000,397	—	56,000,397
U.S. Government & Federal Agencies	—	506,830,660	—	506,830,660
Yankee Bonds	—	44,067,631	—	44,067,631
Total Long-Term Bonds	—	848,320,476	—	848,320,476
Short-Term Investments
Commercial Paper	—	14,000,000	—	14,000,000
Repurchase Agreement	—	506,644	—	506,644
U.S. Government	—	13,999,183	—	13,999,183
Total Short-Term Investments	—	28,505,827	—	28,505,827
Total Investments in Securities	$—	$876,826,303	$—	$876,826,303

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.
At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Cash Management Portfolio
Portfolio of Investments September 30, 2010 unaudited

	Principal Amount	Amortized Cost
Short-Term Investments 100.0%†
Asset Backed Commercial Paper 3.2%
Straight-A Funding LLC
0.24%, due 10/5/10 (a)(b)	$5,500,000	$5,499,853
0.24%, due 10/12/10 (a)(b)	8,250,000	8,249,395
0.24%, due 11/8/10 (a)(b)	5,250,000	5,248,670
0.25%, due 12/7/10 (a)(b)	4,000,000	3,998,139
		22,996,057
Financial Company Commercial Paper 16.6%
American Honda Finance Corp.
0.20%, due 10/6/10 (b)	8,000,000	7,999,778
0.22%, due 10/4/10 (b)	6,000,000	5,999,890
BNP Paribas Finance, Inc.
0.08%, due 10/1/10 (b)	7,000,000	7,000,000
0.20%, due 10/5/10 (b)	5,250,000	5,249,883
Caterpillar Financial Services Corp.
0.17%, due 10/27/10 (b)	6,660,000	6,659,182
0.24%, due 12/16/10 (b)	8,500,000	8,495,693
H.J. Heinz Financial Co.
0.31%, due 10/22/10 (a)(b)	2,800,000	2,799,494
John Deere Credit, Inc.
0.20%, due 10/4/10 (a)(b)	8,750,000	8,749,854
0.21%, due 10/15/10 (a)(b)	8,500,000	8,499,306
JPMorgan Chase & Co.
0.22%, due 11/22/10 (b)	7,000,000	6,997,776
National Cooperative Services Corp. 0.25%, due 10/1/10 (a)(b)	8,000,000	8,000,000
National Rural Utilities Cooperative Finance Corp. 0.23%, due 11/19/10 (b)	8,400,000	8,397,370
Private Export Funding Corp.
0.31%, due 10/20/10 (a)(b)	8,750,000	8,748,568
0.35%, due 12/20/10 (a)(b)	8,750,000	8,743,195
Societe Generale North America, Inc.
0.23%, due 10/19/10 (b)	8,750,000	8,748,994
0.235%, due 10/5/10 (b)	9,500,000	9,499,752
		120,588,735
Government Agency Debt 12.1%
Federal Farm Credit Bank
0.267%, due 9/16/11 (c)	5,250,000	5,249,748
3.75%, due 12/6/10	3,000,000	3,018,527
Federal Home Loan Bank
0.307%, due 7/29/11 (c)	8,750,000	8,750,000
0.50%, due 10/29/10	6,000,000	6,000,000
Federal Home Loan Bank (Discount Note) 0.17%, due 10/6/10 (b)	5,500,000	5,499,870
Federal Home Loan Mortgage Corporation (Discount Notes)
0.17%, due 11/1/10 (b)	8,750,000	8,748,719
0.18%, due 10/18/10 (b)	8,250,000	8,249,299
0.22%, due 12/8/10 (b)	640,000	639,734
0.25%, due 5/2/11 (b)	2,275,000	2,271,635
0.26%, due 12/21/10 (b)	4,000,000	3,997,660
Federal National Mortgage Association
0.217%, due 9/19/11 (c)	8,500,000	8,500,438
2.875%, due 10/12/10	4,000,000	4,002,869
Federal National Mortgage Association (Discount Notes)
0.15%, due 10/25/10 (b)	8,500,000	8,499,150
0.23%, due 11/17/10 (b)	3,724,000	3,722,882
0.248%, due 4/11/11 (b)	4,420,000	4,414,066
0.33%, due 2/22/11 (b)	6,000,000	5,992,080
		87,556,677
Other Commercial Paper 42.2%
Abbot Laboratories
0.15%, due 10/5/10 (a)(b)	6,400,000	6,399,893
0.20%, due 11/23/10 (a)(b)	5,250,000	5,248,454
American Water Capital Corp. 0.37%, due 10/6/10 (a)(b)	2,900,000	2,899,851
Archer-Daniels-Midland Co.
0.19%, due 10/6/10 (a)(b)	10,000,000	9,999,736
0.21%, due 10/13/10 (a)(b)	10,000,000	9,999,300
Basin Electric Power Cooperative, Inc.
0.22%, due 10/14/10 (a)(b)	3,850,000	3,849,694
0.22%, due 10/22/10 (a)(b)	7,000,000	6,999,102
Becton Dickinson & Co. 0.20%, due 10/7/10 (b)	9,000,000	8,999,700
Brown-Forman Corp.
0.23%, due 10/5/10 (a)(b)	4,950,000	4,949,873
0.23%, due 10/8/10 (a)(b)	5,250,000	5,249,765
Campbell Soup Co. 0.18%, due 10/18/10 (a)(b)	5,250,000	5,249,554
Clorox Co. (The) 0.35%, due 10/28/10 (a)(b)	2,900,000	2,899,239
Coca-Cola Co. (The)
0.23%, due 1/11/11 (a)(b)	8,750,000	8,744,298
0.25%, due 10/12/10 (a)(b)	8,000,000	7,999,389
Colgate-Palmolive Co. 0.17%, due 10/14/10 (a)(b)	9,250,000	9,249,432
Danaher Corp. 0.19%, due 10/15/10 (a)(b)	8,500,000	8,499,372
E.I. du Pont de Nemours & Co.
0.19%, due 10/8/10 (a)(b)	9,500,000	9,499,649
0.20%, due 10/19/10 (a)(b)	8,000,000	7,999,200
FPL Group Capital, Inc. 0.42%, due 10/7/10 (a)(b)	3,000,000	2,999,790
General Mills, Inc. 0.28%, due 10/14/10 (a)(b)	2,975,000	2,974,699
Google, Inc. 0.20%, due 11/17/10 (a)(b)	9,000,000	8,997,650
Hewlett-Packard Co.
0.20%, due 10/7/10 (a)(b)	8,500,000	8,499,717
0.20%, due 10/13/10 (a)(b)	8,750,000	8,749,417
Illinois Tool Works, Inc.
0.20%, due 10/13/10 (a)(b)	7,700,000	7,699,487
0.20%, due 10/14/10 (a)(b)	7,750,000	7,749,440
International Business Machines Corp. 0.15%, due 10/1/10 (a)(b)	7,000,000	7,000,000
Kellogg Co. 0.25%, due 10/8/10 (a)(b)	2,615,000	2,614,873
Medtronic, Inc.
0.20%, due 10/7/10 (a)(b)	6,400,000	6,399,787
0.20%, due 10/21/10 (a)(b)	8,750,000	8,749,028
Merck & Co., Inc. 0.21%, due 10/21/10 (a)(b)	8,750,000	8,748,979
Novartis Financial Corp.
0.20%, due 10/4/10 (a)(b)	7,400,000	7,399,877
0.26%, due 12/10/10 (a)(b)	8,500,000	8,495,703
Procter & Gamble International Funding SCA
0.18%, due 10/13/10 (a)(b)	8,500,000	8,499,490
0.18%, due 10/26/10 (a)(b)	5,700,000	5,699,287
0.20%, due 10/19/10 (a)(b)	4,410,000	4,409,559
Roche Holding, Inc.
0.19%, due 10/20/10 (a)(b)	8,500,000	8,499,147
0.23%, due 12/3/10 (a)(b)	8,750,000	8,746,478
Southern Co. Funding Corp. 0.24%, due 10/12/10 (a)(b)	6,125,000	6,124,551
United Technologies Corp.
0.19%, due 10/20/10 (a)(b)	8,500,000	8,499,147
0.19%, due 10/25/10 (a)(b)	8,750,000	8,748,892
Wal-Mart Stores, Inc.
0.20%, due 10/28/10 (a)(b)	9,500,000	9,498,575
0.21%, due 10/18/10 (a)(b)	7,200,000	7,199,286
Walt Disney Co. (The) 0.18%, due 10/29/10 (a)(b)	8,750,000	8,748,775
		306,487,135
Other Notes 10.0%
Ally Auto Receivables Trust
Series 2010-1, Class A1 0.323%, due 4/15/11	249,628	249,628
Series 2010-2, Class A1 0.586%, due 7/15/11	2,092,344	2,092,344
Bank of America Auto Trust Series 2010-1A, Class A1 0.262%, due 2/15/11 (a)	67,582	67,582
Bank of America Corp. 0.796%, due 12/2/10 (c)(d)	2,000,000	2,002,035
Berkshire Hathaway Finance Corp. 0.391%, due 2/10/11 (c)	10,900,000	10,900,420
BMW Vehicle Lease Trust Series 2010-1, Class A1 0.298%, due 10/17/11	3,500,000	3,500,000
BMW Vehicle Owner Trust Series 2010-A, Class A1 0.279%, due 4/25/11	519,552	519,552
Citigroup, Inc. 0.842%, due 12/9/10 (c)(d)	7,000,000	7,008,220
CNH Equipment Trust Series 2010-A, Class A1 0.354%, due 4/15/11	1,963,323	1,963,323
Ford Credit Auto Owner Trust
Series 2010-A, Class A1 0.384%, due 5/15/11 (a)	1,010,450	1,010,450
Series 2010-B, Class A1 0.506%, due 8/15/11 (a)	2,130,601	2,130,601
GE Equipment Midticket LLC Series 2010-1, Class A1 0.351%, due 9/14/11 (a)	1,805,000	1,805,000
General Electric Capital Corp.
0.373%, due 3/11/11 (c)(d)	5,500,000	5,500,000
0.922%, due 12/9/10 (c)(d)	4,000,000	4,005,627
Honda Auto Receivables Owner Trust Series 2010-1, Class A1 0.269%, due 2/22/11	730,609	730,609
Hyundai Auto Receivables Trust Series 2010-B, Class A1 0.371%, due 9/15/11	2,200,000	2,200,000
John Deere Owner Trust Series 2010-A, Class A1 0.344%, due 5/16/11	1,723,761	1,723,761
KeyCorp 0.942%, due 12/15/10 (c)(d)	7,000,000	7,010,580
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A1 0.309%, due 5/13/11	1,333,037	1,333,037
Navistar Financial Corp. Owner Trust Series 2010-A, Class A1 0.608%, due 6/20/11 (a)	2,599,169	2,599,169
Nissan Auto Receivables Owner Trust Series 2010-A, Class A1 0.356%, due 10/17/11	3,500,000	3,500,000
PepsiCo, Inc. 0.556%, due 7/15/11 (c)	5,250,000	5,252,124
SunTrust Bank 0.942%, due 12/16/10 (c)(d)	3,500,000	3,505,563
Volvo Financial Equipment LLC Series 2010-1A, Class A1 0.51%, due 5/16/11 (a)	2,407,554	2,407,554
		73,017,179
Treasury Debt 5.8%
United States Treasury Notes
0.875%, due 1/31/11	7,500,000	7,512,548
0.875%, due 3/31/11	5,250,000	5,261,533
1.00%, due 8/31/11	8,750,000	8,806,430
1.00%, due 9/30/11	8,680,000	8,742,216
1.50%, due 10/31/10	11,700,000	11,710,338
		42,033,065
Treasury Repurchase Agreements 10.1%
Bank of America N.A. 0.22%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $18,400,112 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 11/26/10, with a Principal Amount of $18,772,700 and a Market Value of $18,768,007) 0.22%, due 10/1/10	18,400,000	18,400,000
Deutsche Bank Securities, Inc. 0.23%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $18,400,118 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 8/15/13, with a Principal Amount of $18,689,200 and a Market Value of $18,768,022) 0.23%, due 10/1/10	18,400,000	18,400,000
Morgan Stanley Co. 0.20%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $18,291,102 (Collateralized by a United States Treasury Note with a rate of 3.00% and a maturity date of 7/15/12, with a Principal Amount of $14,407,500 and a Market Value of $18,656,943) 0.20%, due 10/1/10	18,291,000	18,291,000
SG Americas Securities LLC 0.20%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $18,400,102 (Collateralized by a United States Treasury Note with a rate of 2.00% and a maturity date of 7/15/14, with a Principal Amount of $14,951,300 and a Market Value of $18,768,037) 0.20%, due 10/1/10	18,400,000	18,400,000
		73,491,000
Total Short-Term Investments (Amortized Cost $726,169,848) (e)	100.0%	726,169,848

Other Assets, Less Liabilities	0.0 ‡	324,929
Net Assets	100.0%	$726,494,777

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Interest rate presented is yield to maturity.
(c)	Floating rate - Rate shown is the rate in effect at September 30, 2010.
(d)
The debt is guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States.  The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(e)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments
Short-Term Investments
Asset Backed Commercial Paper	$—	$22,996,057	$—	$22,996,057
Financial Company Commercial Paper	—	120,588,735	—	120,588,735
Government Agency Debt	—	87,556,677	—	87,556,677
Other Commercial Paper	—	306,487,135	—	306,487,135
Other Notes	—	73,017,179	—	73,017,179
Treasury Debt	—	42,033,065	—	42,033,065
Treasury Repurchase Agreements	—	73,491,000	—	73,491,000
Total Investments in Securities	$—	$726,169,848	$—	$726,169,848

At September 30, 2010, the Portfolio did not hold any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

MainStay VP Common Stock Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Shares		Value
	Common Stocks 100.0%†
	Aerospace & Defense 1.8%
	Boeing Co. (The)	13,893		$924,440
	Honeywell International, Inc.	114,514		5,031,745
	L-3 Communications Holdings, Inc.	291		21,030
	Northrop Grumman Corp.	14,214		861,795
	Raytheon Co.	68,300		3,121,993
	United Technologies Corp.	12,233		871,357
				10,832,360
	Air Freight & Logistics 0.9%
	FedEx Corp.	54,211		4,635,040
	United Parcel Service, Inc. Class B	13,456		897,381
				5,532,421
	Airlines 0.5%
	Southwest Airlines Co.	218,821		2,859,991

	Auto Components 0.4%
	Goodyear Tire & Rubber Co. (The) (a)	21,812		234,479
	Johnson Controls, Inc.	65,144		1,986,892
				2,221,371
	Automobiles 0.8%
	Ford Motor Co. (a)	262,361		3,211,298
	Harley-Davidson, Inc.	55,547		1,579,757
				4,791,055
	Beverages 3.0%
	Coca-Cola Co. (The)	83,669		4,896,310
	Coca-Cola Enterprises, Inc. (a)	55,499		1,720,469
	Dr. Pepper Snapple Group, Inc.	72,275		2,567,208
	PepsiCo, Inc.	139,764		9,285,920
				18,469,907
	Biotechnology 1.2%
	Amgen, Inc. (a)	110,946		6,114,234
	Cephalon, Inc. (a)	22,116		1,380,923
				7,495,157
	Capital Markets 2.1%
	Bank of New York Mellon Corp. (The)	186,331		4,868,829
	Goldman Sachs Group, Inc. (The)	16,842		2,435,016
	Northern Trust Corp.	71,103		3,430,009
	State Street Corp.	46,090		1,735,750
				12,469,604
	Chemicals 1.8%
	Airgas, Inc.	1,631		110,826
	Ashland, Inc.	18,403		897,514
	Cytec Industries, Inc.	11,500		648,370
	E.I. du Pont de Nemours & Co.	39,213		1,749,684
	Lubrizol Corp. (The)	13,307		1,410,143
	PPG Industries, Inc.	48,907		3,560,430
	RPM International, Inc.	1,471		29,302
	Sherwin-Williams Co. (The)	27,055		2,032,913
	Valspar Corp.	23,215		739,398
				11,178,580
	Commercial Banks 2.4%
	Fifth Third Bancorp	66,332		797,974
	PNC Financial Services Group, Inc.	60,146		3,122,179
¤	Wells Fargo & Co.	419,394		10,539,371
				14,459,524
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	20,655		766,714
	Cintas Corp.	16,707		460,278
	Waste Management, Inc.	53,517		1,912,697
				3,139,689
	Communications Equipment 2.8%
	Cisco Systems, Inc. (a)	418,592		9,167,165
	CommScope, Inc. (a)	7,184		170,548
	Harris Corp.	38,139		1,689,176
	Motorola, Inc. (a)	505,064		4,308,196
	QUALCOMM, Inc.	22,930		1,034,602
	Tellabs, Inc.	113,419		844,971
				17,214,658
	Computers & Peripherals 6.2%
¤	Apple, Inc. (a)	53,490		15,177,788
	Dell, Inc. (a)	333,748		4,325,374
	EMC Corp. (a)	246,039		4,997,052
	Hewlett-Packard Co.	208,600		8,775,802
	Lexmark International, Inc. Class A (a)	23,097		1,030,588
	SanDisk Corp. (a)	67,592		2,477,247
	Western Digital Corp. (a)	26,316		747,111
				37,530,962
	Construction & Engineering 0.3%
	KBR, Inc.	25,378		625,314
	Shaw Group, Inc. (The) (a)	19,750		662,810
	URS Corp. (a)	11,588		440,112
				1,728,236
	Consumer Finance 0.4%
	American Express Co.	1,490		62,625
	Discover Financial Services	155,758		2,598,043
				2,660,668
	Containers & Packaging 0.0%‡
	Pactiv Corp. (a)	2,588		85,352
	Temple-Inland, Inc.	353		6,587
				91,939
	Distributors 0.1%
	Genuine Parts Co.	15,976		712,370

	Diversified Financial Services 4.1%
¤	Bank of America Corp.	808,527		10,599,789
	Citigroup, Inc. (a)	587,236		2,290,220
¤	JPMorgan Chase & Co.	308,841		11,757,577
				24,647,586
	Diversified Telecommunication Services 3.6%
¤	AT&T, Inc.	456,097		13,044,374
	Frontier Communications Corp.	97,923		800,031
	Qwest Communications International, Inc.	126,382		792,415
	Verizon Communications, Inc.	230,966		7,527,182
				22,164,002
	Electric Utilities 0.9%
	Duke Energy Corp.	183,906		3,256,975
	Entergy Corp.	15,354		1,175,041
	NextEra Energy, Inc.	10,366		563,807
	Pepco Holdings, Inc.	3,065		57,009
	Pinnacle West Capital Corp.	10,847		447,656
				5,500,488
	Electrical Equipment 1.2%
	Ametek, Inc.	4,628		221,080
	Emerson Electric Co.	104,011		5,477,219
	Hubbel, Inc. Class B	11,579		587,634
	Regal-Beloit Corp.	9,038		530,440
	Rockwell Automation, Inc.	11,598		715,945
				7,532,318
	Electronic Equipment & Instruments 0.0%‡
	Corning, Inc.	7,851		143,516

	Energy Equipment & Services 0.3%
	Oceaneering International, Inc. (a)	3,851		207,415
	Schlumberger, Ltd.	26,113		1,608,822
				1,816,237
	Food & Staples Retailing 2.9%
	BJ's Wholesale Club, Inc. (a)	8,543		354,534
	Costco Wholesale Corp.	76,743		4,949,156
	Kroger Co. (The)	178,736		3,871,422
	Safeway, Inc.	114,204		2,416,557
	Wal-Mart Stores, Inc.	111,338		5,958,810
				17,550,479
	Food Products 1.3%
	ConAgra Foods, Inc.	130,999		2,874,118
	Corn Products International, Inc.	17,596		659,850
	Kraft Foods, Inc. Class A	5,793		178,772
	Sara Lee Corp.	194,301		2,609,462
	Tyson Foods, Inc. Class A	89,795		1,438,516
				7,760,718
	Gas Utilities 0.4%
	Atmos Energy Corp.	16,095		470,779
	Energen Corp.	16,835		769,696
	Nicor, Inc.	13,296		609,223
	ONEOK, Inc.	1,763		79,405
	Questar Corp.	27,739		486,265
				2,415,368
	Health Care Equipment & Supplies 0.7%
	Becton, Dickinson & Co.	27		2,001
	CareFusion Corp. (a)	51,325		1,274,913
	Kinetic Concepts, Inc. (a)	4,762		174,194
	Stryker Corp.	42,150		2,109,608
	Zimmer Holdings, Inc. (a)	9,071		474,685
				4,035,401
	Health Care Providers & Services 3.3%
	Aetna, Inc.	29,796		941,852
	AmerisourceBergen Corp.	83,044		2,546,129
	Cardinal Health, Inc.	106,389		3,515,093
	Express Scripts, Inc. (a)	36,258		1,765,765
	Health Net, Inc. (a)	23,259		632,412
	Humana, Inc. (a)	50,039		2,513,959
	McKesson Corp.	63,325		3,912,218
	UnitedHealth Group, Inc.	124,567		4,373,547
				20,200,975
	Hotels, Restaurants & Leisure 1.5%
	Carnival Corp.	11,433		436,855
	Darden Restaurants, Inc.	41,311		1,767,285
	International Game Technology	2,541		36,717
	McDonald's Corp.	23,415		1,744,652
	Panera Bread Co. Class A (a)	7,471		662,005
	Starbucks Corp.	138,775		3,549,864
	Wynn Resorts, Ltd.	7,296		633,074
				8,830,452
	Household Durables 0.3%
	Whirlpool Corp.	22,066		1,786,463

	Household Products 1.2%
	Procter & Gamble Co. (The)	121,290		7,273,761

	Independent Power Producers & Energy Traders 0.2%
	Constellation Energy Group, Inc.	19,307		622,458
	NRG Energy, Inc. (a)	32,248		671,403
				1,293,861
	Industrial Conglomerates 1.9%
	3M Co.	7,057		611,912
	Carlisle Cos., Inc.	4,588		137,411
	General Electric Co.	438,069		7,118,621
	Textron, Inc.	65,789		1,352,622
	Tyco International, Ltd.	70,525		2,590,383
				11,810,949
	Insurance 4.7%
	ACE, Ltd.	72,882		4,245,377
	American Financial Group, Inc.	16,345		499,830
	Berkshire Hathaway, Inc. Class B (a)	60,948		5,039,181
	Chubb Corp. (The)	72,547		4,134,454
	Hartford Financial Services Group, Inc. (The)	129,838		2,979,782
	HCC Insurance Holdings, Inc.	3,113		81,218
	Principal Financial Group, Inc.	94,064		2,438,139
	Progressive Corp. (The)	2,828		59,020
	Prudential Financial, Inc.	81,725		4,427,860
	Reinsurance Group of America, Inc.	150		7,244
	Travelers Cos., Inc. (The)	86,282		4,495,292
				28,407,397
	Internet Software & Services 0.9%
	AOL, Inc. (a)	24,937		617,191
	Google, Inc. Class A (a)	8,095		4,256,270
	VeriSign, Inc. (a)	17,512		555,831
				5,429,292
	IT Services 2.5%
	Broadridge Financial Solutions LLC	18,137		414,793
	Computer Sciences Corp.	14,801		680,846
	Global Payments, Inc.	6,211		266,390
	Hewitt Associates, Inc. Class A (a)	6,707		338,234
¤	International Business Machines Corp.	98,317		13,188,243
	Total System Services, Inc.	24,647		375,620
				15,264,126
	Life Sciences Tools & Services 0.6%
	Covance, Inc. (a)	3,705		173,357
	Pharmaceutical Product Development, Inc.	17,074		423,265
	Thermo Fisher Scientific, Inc. (a)	59,007		2,825,255
				3,421,877
	Machinery 2.4%
	AGCO Corp. (a)	21,793		850,145
	Caterpillar, Inc.	53,880		4,239,278
	Cummins, Inc.	2,812		254,711
	Joy Global, Inc.	1,789		125,802
	Lincoln Electric Holdings, Inc.	5,569		322,000
	Oshkosh Corp. (a)	21,181		582,478
	PACCAR, Inc.	87,025		4,190,254
	Parker Hannifin Corp.	31,506		2,207,310
	Snap-On, Inc.	1,110		51,626
	SPX Corp.	11,717		741,452
	Timken Co. (The)	18,538		711,118
				14,276,174
	Media 3.7%
	CBS Corp. Class B	65,409		1,037,387
	Comcast Corp. Class A	328,278		5,935,266
	DIRECTV Class A (a)	129,245		5,380,469
	Gannett Co., Inc.	11,472		140,303
	Interpublic Group of Cos., Inc. (The) (a)	143,815		1,442,464
	McGraw-Hill Cos., Inc. (The)	3,536		116,900
	Omnicom Group, Inc.	62,447		2,465,408
	Time Warner Cable, Inc.	74,799		4,038,398
	Walt Disney Co. (The)	28,170		932,709
	Washington Post Co. Class B	1,786		713,346
				22,202,650
	Metals & Mining 1.7%
	Freeport-McMoRan Copper & Gold, Inc.	67,327		5,749,053
	Newmont Mining Corp.	71,003		4,459,698
				10,208,751
	Multi-Utilities 1.0%
	Alliant Energy Corp.	5,918		215,119
	CenterPoint Energy, Inc.	82,476		1,296,523
	CMS Energy Corp.	34,583		623,186
	DTE Energy Corp.	33,366		1,532,500
	Integrys Energy Group, Inc.	22,662		1,179,784
	MDU Resources Group, Inc.	22,920		457,254
	OGE Energy Corp.	13,297		530,151
	TECO Energy, Inc.	9,457		163,795
				5,998,312
	Multiline Retail 1.9%
	Big Lots, Inc. (a)	23,643		786,130
	Dollar Tree, Inc. (a)	29,758		1,451,000
	Family Dollar Stores, Inc.	39,687		1,752,578
	Kohl's Corp. (a)	24,746		1,303,619
	Nordstrom, Inc.	341		12,685
	Sears Holdings Corp. (a)	9,439		680,930
	Target Corp.	98,929		5,286,766
				11,273,708
	Office Electronics 0.2%
	Xerox Corp.	131,052		1,356,388

	Oil, Gas & Consumable Fuels 10.1%
	American Oil & Gas, Inc. (a)	35,487		287,445
	Apache Corp.	7,942		776,410
	Chesapeake Energy Corp.	62,874		1,424,096
¤	Chevron Corp.	156,448		12,680,110
	Cimarex Energy Co.	12,978		858,884
	ConocoPhillips	141,397		8,120,430
	Devon Energy Corp.	6,315		408,833
¤	ExxonMobil Corp.	284,014		17,549,225
	Hess Corp.	41,238		2,437,991
	Marathon Oil Corp.	133,008		4,402,565
	Murphy Oil Corp.	56,287		3,485,291
	Newfield Exploration Co. (a)	23,309		1,338,869
	Occidental Petroleum Corp.	28,313		2,216,908
	QEP Resources, Inc.	44,275		1,334,448
	Sunoco, Inc.	35,397		1,291,990
	Valero Energy Corp.	158,074		2,767,876
				61,381,371
	Paper & Forest Products 0.5%
	International Paper Co.	128,305		2,790,634
	MeadWestvaco Corp.	6,130		149,449
				2,940,083
	Personal Products 0.4%
	Estee Lauder Cos., Inc. (The) Class A	33,724		2,132,369

	Pharmaceuticals 5.6%
	Abbott Laboratories	62,872		3,284,433
	Bristol-Myers Squibb Co.	101,944		2,763,702
	Eli Lilly & Co.	142,845		5,218,128
	Endo Pharmaceuticals Holdings, Inc. (a)	27,249		905,757
	Forest Laboratories, Inc. (a)	50,974		1,576,626
¤	Johnson & Johnson	179,009		11,091,398
	King Pharmaceuticals, Inc. (a)	33,997		338,610
	Merck & Co., Inc.	101,498		3,736,141
	Pfizer, Inc.	291,775		5,009,777
				33,924,572
	Real Estate Investment Trusts 1.2%
	Apartment Investment & Management Co. Class A	5,025		107,434
	Camden Property Trust	7,480		358,816
	Duke Realty Corp.	58,788		681,353
	Hospitality Properties Trust	16,579		370,209
	Liberty Property Trust	17,912		571,393
	Public Storage	37,347		3,624,153
	Rayonier, Inc.	12,690		636,023
	Senior Housing Properties Trust	10,154		238,619
	Simon Property Group, Inc.	9,648		894,755
				7,482,755
	Real Estate Management & Development 0.2%
	CB Richard Ellis Group, Inc. Class A (a)	41,348		755,842
	Jones Lang LaSalle, Inc.	6,742		581,632
				1,337,474
	Road & Rail 0.3%
	CSX Corp.	12,931		715,343
	Kansas City Southern (a)	6,457		241,556
	Norfolk Southern Corp.	6,623		394,135
	Ryder System, Inc.	15,586		666,613
				2,017,647
	Semiconductors & Semiconductor Equipment 2.0%
	Advanced Micro Devices, Inc. (a)	56,910		404,630
	Analog Devices, Inc.	13,265		416,256
	Intel Corp.	476,480		9,162,710
	Micron Technology, Inc. (a)	250,996		1,809,681
	Teradyne, Inc. (a)	48,579		541,170
				12,334,447
	Software 4.8%
	Autodesk, Inc. (a)	24,782		792,280
	BMC Software, Inc. (a)	45,032		1,822,895
	CA, Inc.	37,449		790,923
	Compuware Corp. (a)	66,109		563,910
	FactSet Research Systems, Inc.	344		27,909
	Intuit, Inc. (a)	87,785		3,845,861
	McAfee, Inc. (a)	6,154		290,838
¤	Microsoft Corp.	565,155		13,840,646
	Oracle Corp.	171,476		4,604,130
	Symantec Corp. (a)	128,940		1,956,020
	Synopsys, Inc. (a)	34,709		859,742
				29,395,154
	Specialty Retail 2.7%
	Advance Auto Parts, Inc.	20,476		1,201,532
	AutoZone, Inc. (a)	3,030		693,597
	Best Buy Co., Inc.	100,916		4,120,400
	GameStop Corp. Class A (a)	30,859		608,231
	Gap, Inc. (The)	78,936		1,471,367
	Limited Brands, Inc.	51,907		1,390,070
	PetSmart, Inc.	9,010		315,350
	Ross Stores, Inc.	35,266		1,926,229
	TJX Cos., Inc.	93,500		4,172,905
	Williams-Sonoma, Inc.	21,942		695,561
				16,595,242
	Textiles, Apparel & Luxury Goods 0.8%
	Coach, Inc.	10,275		441,414
	NIKE, Inc. Class B	45,219		3,623,851
	VF Corp.	9,864		799,181
				4,864,446
	Tobacco 1.6%
	Altria Group, Inc.	82,444		1,980,305
	Philip Morris International, Inc.	133,201		7,461,920
				9,442,225
	Trading Companies & Distributors 0.4%
	W.W. Grainger, Inc.	18,217		2,169,827

	Wireless Telecommunication Services 0.8%
	MetroPCS Communications, Inc. (a)	54,005		564,892
	Sprint Nextel Corp. (a)	828,213		3,834,626
	Telephone and Data Systems, Inc.	21,512		705,594
				5,105,112
	Total Common Stocks (Cost $579,170,911)			607,112,465
		Principal Amount		Value
	Short-Term Investment 0.0%‡
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $298,703 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 5/31/15, with a Principal Amount of $295,000 and a Market Value of $309,662)	$298,703		298,703

	Total Short-Term Investment (Cost $298,703)			298,703

	Total Investments (Cost $579,469,614) (b)	100.0%		607,411,168

	Other Assets, Less Liabilities	(0.0	) ‡	(25,892)
	Net Assets	100.0%		$607,385,276

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	At September 30, 2010, cost is $602,496,014 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$45,167,427
Gross unrealized depreciation	(40,252,273)
Net unrealized appreciation	$4,915,154

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$607,112,465	$—	$—	$607,112,465
Short-Term Investment
Repurchase Agreement	—	298,703	—	298,703
Total Investments in Securities	$607,112,465	$298,703	$—	$607,411,168

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Conservative Allocation Portfolio
Portfolio of Investments September 30, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 99.9%†
Equity Funds 40.9%
MainStay 130/30 Core Fund Class I (a)	3,684,089	$25,862,302
MainStay 130/30 Growth Fund Class I (b)	57,860	450,730
MainStay 130/30 International Fund Class I (a)	951,146	6,201,469
MainStay Epoch Global Choice Fund Class I	136,156	1,912,985
MainStay Epoch U.S. All Cap Fund Class I	658,432	14,018,017
MainStay ICAP Equity Fund Class I	355,652	11,647,594
MainStay ICAP International Fund Class I	218,879	6,130,806
MainStay MAP Fund Class I	784,253	22,868,804
MainStay VP Common Stock Portfolio Initial Class	814,599	11,981,778
MainStay VP Growth Equity Portfolio Initial Class	4,615	102,068
MainStay VP ICAP Select Equity Portfolio Initial Class	1,021,534	11,670,393
MainStay VP International Equity Portfolio Initial Class	479,359	5,949,680
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	628,986	8,446,286
MainStay VP Mid Cap Core Portfolio Initial Class (a)	1,850,496	19,490,651
MainStay VP U.S. Small Cap Portfolio Initial Class (a)(b)	940,219	7,765,808

Total Equity Funds (Cost $140,921,196)		154,499,371

Fixed Income Funds 59.0%
MainStay Global High Income Fund Class I	112,118	1,371,200
MainStay High Yield Opportunities Fund Class I (a)	1,552,629	18,321,019
MainStay Intermediate Term Bond Fund Class I	2,081,447	22,604,517
MainStay VP Bond Portfolio Initial Class (a)	8,264,041	127,712,988
MainStay VP Convertible Portfolio Initial Class	501,847	5,600,505
MainStay VP Floating Rate Portfolio Initial Class (a)	3,750,398	34,253,173
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,331,221	13,176,911

Total Fixed Income Funds (Cost $205,282,951)		223,040,313

Total Investments (Cost $346,204,147) (c)	99.9%	377,539,684

Other Assets, Less Liabilities	0.1	367,314
Net Assets	100.0%	$377,906,998

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2010, cost is $350,471,143 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$31,408,677
Gross unrealized depreciation	(4,340,136)
Net unrealized appreciation	$27,068,541

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$154,499,371	$—	$—	$154,499,371
Fixed Income Funds	223,040,313	—	—	223,040,313
Total Investments in Securities	$377,539,684	$—	$—	$377,539,684

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Convertible Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Principal Amount	Value
	Convertible Securities 87.7%†
	Convertible Bonds 78.5%
	Aerospace & Defense 3.3%
	GenCorp, Inc. 4.063%, due 12/31/39 (a)	$6,515,000	$5,904,219
	L-3 Communications Corp.
	3.00%, due 8/1/35 (a)	4,360,000	4,414,500
	3.00%, due 8/1/35	943,000	954,787
	Triumph Group, Inc. 2.625%, due 10/1/26	2,773,000	3,961,924
			15,235,430
	Airlines 1.2%
	AMR Corp. 6.25%, due 10/15/14	5,630,000	5,503,325

	Auto Manufacturers 1.3%
	Ford Motor Co. 4.25%, due 11/15/16	3,972,000	5,948,070

	Auto Parts & Equipment 1.7%
	BorgWarner, Inc. 3.50%, due 4/15/12	2,519,000	4,206,730
	ArvinMeritor, Inc. 4.00%, due 2/15/27	4,060,000	3,714,900
			7,921,630
	Banks 3.3%
¤	JPMorgan Chase & Co. 1.50%, due 6/25/15 (a)	11,715,347	15,246,353

	Biotechnology 4.9%
	Amgen, Inc. 0.375%, due 2/1/13	7,831,000	7,801,634
	Gilead Sciences, Inc. 1.00%, due 5/1/14 (a)	4,441,000	4,540,922
¤	Incyte Corp., Ltd. 4.75%, due 10/1/15	5,295,000	10,649,569
			22,992,125
	Coal 2.9%
	Alpha Natural Resources, Inc. 2.375%, due 4/15/15	3,400,000	3,816,500
¤	Peabody Energy Corp. 4.75%, due 12/15/66	8,441,000	9,453,920
			13,270,420
	Commercial Services 0.4%
	United Rentals, Inc. 4.00%, due 11/15/15	1,103,000	1,672,424

	Computers 3.9%
	Cadence Design Systems, Inc. 2.625%, due 6/1/15 (a)	4,137,000	4,917,859
	EMC Corp./Massachusetts 1.75%, due 12/1/13	4,140,000	5,718,375
	SanDisk Corp.
	1.00%, due 5/15/13	6,464,000	5,963,040
	1.50%, due 8/15/17	1,474,000	1,372,662
			17,971,936
	Distribution & Wholesale 0.6%
	WESCO International, Inc. 6.00%, due 9/15/29	1,763,000	2,867,079

	Electronics 0.9%
	TTM Technologies, Inc. 3.25%, due 5/15/15	4,539,000	4,385,809

	Energy - Alternate Sources 1.8%
	Covanta Holding Corp. 1.00%, due 2/1/27	8,425,000	8,182,781

	Entertainment 0.9%
	Lions Gate Entertainment Corp. 3.625%, due 3/15/25	1,953,000	1,926,146
	Lions Gate Entertainment, Inc. 3.625%, due 3/15/25	2,138,000	2,247,573
			4,173,719
	Food 1.5%
	Great Atlantic & Pacific Tea Co. 6.75%, due 12/15/12	4,950,000	2,772,000
	Spartan Stores, Inc.
	3.375%, due 5/15/27 (a)	4,469,000	4,055,617
	3.375%, due 5/15/27	254,000	230,505
			7,058,122
	Health Care - Products 3.8%
	China Medical Technologies, Inc. 4.00%, due 8/15/13	9,395,000	7,868,312
	NuVasive, Inc. 2.25%, due 3/15/13	3,798,000	4,068,608
	Teleflex, Inc. 3.875%, due 8/1/17	5,358,000	5,820,127
			17,757,047
	Health Care - Services 2.2%
¤	Fisher Scientific International, Inc. 3.25%, due 3/1/24	7,998,000	10,077,480

	Insurance 0.6%
	American Equity Investment Life Holding Co. 3.50%, due 9/15/15 (a)	2,591,000	2,694,640

	Internet 2.5%
	At Home Corp. 4.75%, due 12/31/49 (b)(c)(d)(e)	2,335,418	234
	Symantec Corp. 1.00%, due 6/15/13	3,386,000	3,661,112
	TeleCommunication Systems, Inc. 4.50%, due 11/1/14 (a)	3,772,000	3,262,780
	VeriSign, Inc. 3.25%, due 8/15/37	4,525,000	4,903,969
			11,828,095
	Iron & Steel 4.2%
¤	Allegheny Technologies, Inc. 4.25%, due 6/1/14	6,263,000	8,533,337
	ArcelorMittal 5.00%, due 5/15/14	2,670,000	3,547,763
	Steel Dynamics, Inc. 5.125%, due 6/15/14	3,046,000	3,461,018
	United States Steel Corp. 4.00%, due 5/15/14	2,457,000	3,802,207
			19,344,325
	Media 1.2%
	Central European Media Enterprises, Ltd. 3.50%, due 3/15/13 (a)	5,486,000	4,731,675
	Liberty Media LLC 3.50%, due 1/15/31	1,226,000	658,975
			5,390,650
	Mining 0.3%
	Alcoa, Inc. 5.25%, due 3/15/14	831,000	1,671,349

	Miscellaneous - Manufacturing 0.7%
	Ingersoll-Rand Co. 4.50%, due 4/15/12	1,696,000	3,464,080

	Oil & Gas 4.5%
	BPZ Resources, Inc. 6.50%, due 3/1/15	1,730,000	1,561,325
	Chesapeake Energy Corp. 2.50%, due 5/15/37	8,350,000	7,306,250
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	3,719,000	3,951,438
	Transocean, Inc. Series C 1.50%, due 12/15/37	8,509,000	8,179,276
			20,998,289
	Oil & Gas Services 6.0%
¤	Cameron International Corp. 2.50%, due 6/15/26	9,799,000	12,701,954
¤	Core Laboratories, L.P. 0.25%, due 10/31/11	7,759,000	15,130,050
			27,832,004
	Pharmaceuticals 10.1%
¤	BioMarin Pharmaceutical, Inc. 1.875%, due 4/23/17	7,456,000	9,301,360
	Biovail Corp. 5.375%, due 8/1/14 (a)	3,267,000	5,868,349
	Cephalon, Inc.
	2.00%, due 6/1/15	2,000,000	2,842,500
	2.50%, due 5/1/14	4,030,000	4,553,900
	Isis Pharmaceuticals, Inc. 2.625%, due 2/15/27	7,202,000	6,850,903
¤	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	12,185,000	14,286,912
	Viropharma, Inc. 2.00%, due 3/15/17	2,851,000	2,989,986
			46,693,910
	Real Estate Investment Trusts 1.0%
	Host Hotels & Resorts, L.P. 2.50%, due 10/15/29 (a)	3,722,000	4,545,492

	Semiconductors 2.9%
	Intel Corp. 3.25%, due 8/1/39 (a)	1,481,000	1,736,473
	Microchip Technology, Inc. 2.125%, due 12/15/37	4,693,000	5,291,357
	ON Semiconductor Corp. 2.625%, due 12/15/26	6,239,000	6,324,786
			13,352,616
	Software 2.7%
	Microsoft Corp. (zero coupon), due 6/15/13 (a)	5,171,000	5,326,130
	Nuance Communications, Inc. 2.75%, due 8/15/27	4,104,000	4,478,490
	SYNNEX Corp. 4.00%, due 5/15/18 (a)	2,451,000	2,827,841
			12,632,461
	Telecommunications 7.2%
	Anixter International, Inc. 1.00%, due 2/15/13	4,696,000	4,942,540
	Ciena Corp.
	0.875%, due 6/15/17	2,609,000	1,914,354
	4.00%, due 3/15/15 (a)	3,072,000	3,313,920
	CommScope, Inc. 3.25%, due 7/1/15	6,600,000	7,532,250
	Comtech Telecommunications Corp. 3.00%, due 5/1/29 (a)	766,000	795,682
	Leap Wireless International, Inc. 4.50%, due 7/15/14	1,653,000	1,477,369
	SBA Communications Corp. 1.875%, due 5/1/13	5,610,000	6,325,275
	Virgin Media, Inc. 6.50%, due 11/15/16	4,744,000	7,009,260
			33,310,650
	Total Convertible Bonds (Cost $333,981,903)		364,022,311

		Shares	Value
	Convertible Preferred Stocks 9.2%
	Banks 3.1%
¤	Citigroup, Inc. 7.50%	72,100	8,544,571
	Wells Fargo & Co. 7.50% Series L	5,600	5,633,600
			14,178,171
	Diversified Financial Services 0.6%
	Omnicare Capital Trust II 4.00%	70,000	2,589,300

	Electric 0.7%
	PPL Corp. 9.50%	53,500	3,052,710

	Insurance 0.9%
	Hartford Financial Services Group, Inc. 7.25%	169,200	4,013,424

	Investment Management/Advisory Services 0.8%
	Affiliated Managers Group, Inc. 5.10%	91,000	3,776,500

	Leisure Time 0.3%
	Callaway Golf Co. 7.50%	12,900	1,507,842

	Oil & Gas 1.8%
	Apache Corp. 6.00%	146,900	8,520,200

	Telecommunications 1.0%
	Crown Castle International Corp. 6.25%	78,900	4,872,075

	Total Convertible Preferred Stocks (Cost $41,180,849)		42,510,222

	Total Convertible Securities (Cost $375,162,752)		406,532,533

	Common Stocks 8.3%
	Aerospace & Defense 0.1%
	Triumph Group, Inc.	5,700	425,163

	Apparel 0.6%
	Iconix Brand Group, Inc. (f)	173,600	3,038,000

	Banks 0.5%
	Bank of America Corp.	128,600	1,685,946
	Morgan Stanley	22,700	560,236
			2,246,182
	Computers 0.7%
	Hewlett-Packard Co.	76,800	3,230,976

	Electronics 0.1%
	TTM Technologies, Inc. (f)	19,100	186,989
	Viasystems Group, Inc. (d)(f)	16,590	252,168
			439,157
	Engineering & Construction 0.2%
	McDermott International, Inc. (f)	65,000	960,700

	Health Care - Products 0.3%
	Boston Scientific Corp. (f)	214,700	1,316,111

	Machinery - Diversified 0.1%
	Babcock & Wilcox Co. (f)	32,500	691,600

	Oil & Gas 0.7%
	Forest Oil Corp. (f)	26,200	778,140
	Frontier Oil Corp.	54,300	727,620
	Transocean, Ltd. (f)	24,000	1,542,960
			3,048,720
	Oil & Gas Services 1.8%
	Baker Hughes, Inc.	39,700	1,691,220
	Gulf Island Fabrication, Inc.	13,100	238,420
	Halliburton Co.	143,492	4,745,281
	ION Geophysical Corp. (f)	360,900	1,855,026
			8,529,947
	Pharmaceuticals 1.5%
	Merck & Co., Inc.	110,553	4,069,456
	ViroPharma, Inc. (f)	188,000	2,803,080
			6,872,536
	Retail 0.6%
	Costco Wholesale Corp.	42,092	2,714,513

	Software 0.6%
	Microsoft Corp.	108,500	2,657,165

	Transportation 0.5%
	Tidewater, Inc.	49,600	2,222,576

	Total Common Stocks (Cost $46,181,778)		38,393,346

		Principal Amount	Value

	Short-Term Investment 2.8%
	Repurchase Agreement 2.8%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $13,231,864 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 5/31/15, with a Principal Amount of $12,860,000 and a Market Value of $13,499,142)	$13,231,860	13,231,860

	Total Short-Term Investment (Cost $13,231,860)		13,231,860

	Total Investments (Cost $434,576,390) (g)	98.8%	458,157,739

	Other Assets, Less Liabilities	1.2	5,771,567
	Net Assets	100.0%	$463,929,306
¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Fair valued security - The total market value of this security at September 30, 2010 is $234, which represents less than one-tenth of a percent of the Portfolio's net assets.
(c)	Issue in default.
(d)	Illiquid security. The total market value of these securities at September 30, 2010 is $252,402, which represents 0.1% of the Portfolio's net assets.
(e)	Restricted security.
(f)	Non-income producing security.
(g)	At September 30, 2010, cost is $434,317,894 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$44,231,101
Gross unrealized depreciation	(20,391,256)
Net unrealized appreciation	$23,839,845

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds (b)	$—	$364,022,077	$234	$364,022,311
Convertible Preferred Stocks	42,510,222	—	—	42,510,222
Total Convertible Securities	42,510,222	364,022,077	234	406,532,533
Common Stocks	38,393,346	—	—	38,393,346
Short-Term Investment
Repurchase Agreement	—	13,231,860	—	13,231,860
Total Investments in Securities	$80,903,568	$377,253,937	$234	$458,157,739

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $234 is held in Internet within the Convertible Bonds Section of the Portfolio of Investments.

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2010
Convertible Bonds	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-

Total	$234	$-	$-	$-	$-	$-	$-	$-	$234	$-

As of September 30, 2010, the Portfolio held the following restricted security:

	Date(s) of	Principal		9/30/10	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 4.75% due 12/31/49	5/4/01	$2,335,418	$-	$234	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay VP Floating Rate Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 95.2%†
	Corporate Bonds 8.6%
	Aerospace & Defense 0.4%
	Oshkosh Corp. 8.25%, due 3/1/17	$1,600,000	$1,720,000
	Spirit Aerosystems, Inc. 7.50%, due 10/1/17	435,000	449,138
			2,169,138
	Beverage, Food & Tobacco 0.5%
	Del Monte Corp. 7.50%, due 10/15/19	1,500,000	1,618,125
	Dole Food Co., Inc. 8.00%, due 10/1/16 (a)	750,000	784,687
			2,402,812
	Broadcasting & Entertainment 0.2%
	CSC Holdings LLC 8.625%, due 2/15/19	700,000	787,500

	Buildings & Real Estate 0.2%
	Building Materials Corp. of America 6.875%, due 8/15/18 (a)	1,200,000	1,179,000

	Chemicals, Plastics & Rubber 1.8%
	Ashland, Inc. 9.125%, due 6/1/17	650,000	744,250
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	2,500,000	2,450,000
	Lyondell Chemical Co. 11.00%, due 5/1/18	3,991,902	4,416,042
	Nalco Co. 8.25%, due 5/15/17	1,200,000	1,326,000
			8,936,292
	Containers, Packaging & Glass 1.7%
	Ball Corp. 7.125%, due 9/1/16	2,000,000	2,160,000
	Crown Americas LLC/Crown Americas Capital Corp. II 7.625%, due 5/15/17	1,200,000	1,296,000
	Greif, Inc. 7.75%, due 8/1/19	650,000	702,812
	Silgan Holdings, Inc. 7.25%, due 8/15/16	2,000,000	2,122,500
	Solo Cup Co. 10.50%, due 11/1/13	2,000,000	2,070,000
			8,351,312
	Diversified Natural Resources, Precious Metals & Minerals 0.4%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	700,000	724,500
	Boise Paper Holdings LLC/Boise Finance Co. 9.00%, due 11/1/17	1,000,000	1,072,500
			1,797,000
	Diversified/Conglomerate Service 0.4%
	Corrections Corp. of America 7.75%, due 6/1/17	2,000,000	2,150,000

	Ecological 0.2%
	Clean Harbors, Inc. 7.625%, due 8/15/16	1,035,000	1,076,400

	Healthcare, Education & Childcare 0.2%
	HCA, Inc. 8.50%, due 4/15/19	800,000	892,000

	Hotels, Motels, Inns & Gaming 0.5%
	Ameristar Casinos, Inc. 9.25%, due 6/1/14	1,590,000	1,697,325
	MGM Resorts International
	10.375%, due 5/15/14	200,000	222,500
	11.125%, due 11/15/17	550,000	626,312
			2,546,137
	Leisure, Amusement, Motion Pictures & Entertainment 0.1%
	Cinemark USA, Inc. 8.625%, due 6/15/19	600,000	639,000

	Machinery 0.2%
	SPX Corp. 6.875%, due 9/1/17 (a)	750,000	795,000

	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.2%
	CPM Holdings, Inc. 10.625%, due 9/1/14 (a)	725,000	781,188

	Mining, Steel, Iron & Non-Precious Metals 0.6%
	Consol Energy, Inc. 8.00%, due 4/1/17 (a)	3,000,000	3,247,500

	Oil & Gas 0.2%
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	788,000	829,370

	Printing & Publishing 0.2%
	Nielsen Finance LLC 11.625%, due 2/1/14	700,000	794,500

	Telecommunications 0.6%
	GCI, Inc. 7.25%, due 2/15/14	1,595,000	1,626,900
	Sprint Capital Corp. 8.375%, due 3/15/12	1,500,000	1,605,000
			3,231,900
	Total Corporate Bonds (Cost $39,616,488)		42,606,049

	Floating Rate Loans 83.1% (b)
	Aerospace & Defense 1.3%
	Spirit Aerosystems, Inc. Term Loan B 2.276%, due 9/30/13	2,026,804	1,984,579
	Transdigm, Inc. Term Loan 2.269%, due 6/23/13	3,000,000	2,935,500
	Triumph Group, Inc. Term Loan B 4.50%, due 6/16/16	1,745,625	1,753,262
			6,673,341
	Automobile 6.4%
	Allison Transmission, Inc. Term Loan B 3.02%, due 8/7/14	3,293,575	3,087,213
	Dana Corp. Term Loan B 4.687%, due 1/30/15	3,783,662	3,739,745
	Federal-Mogul Corp.
	Term Loan B 2.198%, due 12/29/14	1,971,284	1,725,798
	Term Loan C 2.198%, due 12/28/15	1,501,931	1,314,894
¤	Ford Motor Co. Term Loan 3.03%, due 12/16/13	5,792,316	5,675,566
	Goodyear Tire & Rubber Co. (The) 2nd Lien Term Loan 2.24%, due 4/30/14	3,500,000	3,272,500
	KAR Holdings, Inc. Term Loan B 3.01%, due 10/18/13	4,000,000	3,885,832
	Key Safety Systems, Inc. 1st Lien Term Loan 2.522%, due 3/8/14	1,447,065	1,283,064
	Sensata Technologies Finance Co. LLC Term Loan 2.231%, due 4/26/13	2,907,228	2,789,485
	Tenneco, Inc.
	Tranche B Term Loan 5.039%, due 6/3/16 (c)	598,500	596,256
	Tranche B1 Credit Linked Deposit 5.257%, due 3/17/14 (c)	1,250,000	1,245,312
	United Components, Inc.
	Term Loan D 6.25%, due 6/29/12 (c)	2,000,000	1,990,000
	Term Loan B 6.25%, due 3/23/17 (c)	1,200,000	1,207,126
			31,812,791
	Beverage, Food & Tobacco 3.9%
	American Seafoods Group LLC Term Loan B 5.50%, due 5/7/15 (c)	1,496,250	1,492,023
	Constellation Brands, Inc.
	Term Loan B 1.813%, due 6/5/13	1,004,466	988,928
	Extended Term Loan B 3.063%, due 6/5/15	1,495,534	1,498,806
	Dean Foods Co. Extended Term Loan B2 3.54%, due 4/2/17	4,398,631	4,341,449
	Dole Food Co., Inc.
	Term Loan C 5.02%, due 3/2/17	2,631,869	2,639,859
	Term Loan B 5.06%, due 3/2/17	1,059,635	1,062,852
	Michael Foods Group, Inc. Term Loan B 6.25%, due 6/29/16	3,795,500	3,820,171
	Wm. Bolthouse Farms, Inc. New 1st Lien Term Loan 5.50%, due 2/11/16	3,566,063	3,549,980
			19,394,068
	Broadcasting & Entertainment 5.3%
¤	Charter Communications Operating LLC
	Extended Term Loan 3.54%, due 9/6/16	1,984,899	1,936,517
	New Term Loan 7.25%, due 3/6/14	3,934,433	4,062,302
	CSC Holdings, Inc. Incremental B2 Term Loan 2.007%, due 3/29/16	4,387,551	4,304,042
	Gray Television, Inc. Term Loan B 3.76%, due 12/31/14	2,549,740	2,440,312
	Insight Midwest Holdings LLC
	Term Loan A 1.26%, due 10/7/13	1,115,385	1,076,346
	Initial Term Loan 2.099%, due 4/7/14	1,234,138	1,181,687
	LodgeNet Entertainment Corp. Term Loan 4.25%, due 4/4/14	573,351	523,900
	Mediacom Broadband Group (FKA MCC Iowa) Tranche D1 Term Loan 2.01%, due 1/31/15	1,925,000	1,828,750
	Mediacom Broadband LLC Tranche F Term Loan 4.50%, due 10/23/17	748,125	738,150
	Univision Communications, Inc. Initial Term Loan 2.506%, due 9/29/14	2,962,148	2,591,879
	Weather Channel (The) Replacement Term Loan 5.00%, due 9/14/15	5,389,904	5,399,530
			26,083,415
	Buildings & Real Estate 1.3%
	Armstrong World Industries, Inc. Term Loan 2.006%, due 10/2/13	380,131	371,895
	Building Materials Corp. of America 1st Lien Term Loan 3.063%, due 2/24/14	2,730,112	2,685,321
	CB Richard Ellis Services, Inc. Tranche B 5.50%, due 12/20/13	1,946,224	1,945,617
	Central Parking Corp.
	Letter of Credit Term Loan 0.232%, due 5/22/14	94,828	79,655
	Term Loan 2.563%, due 5/22/14	259,780	218,215
	Realogy Corp.
	Letter of Credit 0.106%, due 10/10/13	160,264	142,168
	Term Loan 3.258%, due 10/10/13	1,175,742	1,042,981
			6,485,852
	Chemicals, Plastics & Rubber 7.2%
	Celanese U.S. Holdings LLC
	Synthetic Letter of Credit 0.258%, due 4/2/14	571,429	562,500
	Dollar Term Loan 2.034%, due 4/2/14	3,710,042	3,634,683
	CF Industries, Inc. Term Loan B1 4.50%, due 4/6/15	4,499,260	4,524,231
	Gentek, Inc. Term Loan 7.00%, due 10/29/14	516,141	515,625
	Huntsman International LLC New Term Loan 1.917%, due 4/21/14	2,237,924	2,136,595
	INEOS U.S. Finance LLC
	Term Loan A2 7.001%, due 12/14/12	101,010	101,414
	Term Loan B2 7.501%, due 12/16/13	1,287,681	1,287,681
	Term Loan C2 8.001%, due 12/16/14	1,382,003	1,382,003
	ISP Chemco, Inc. Term Loan 1.813%, due 6/4/14	2,053,658	1,970,228
	Nalco Co. Term Loan 6.50%, due 5/13/16	1,975,000	1,968,828
	Polymer Group, Inc. Tranche 2 Extending 7.00%, due 11/24/14	2,039,696	2,042,245
	Rockwood Specialties Group, Inc. Tranche H 6.00%, due 5/15/14	4,109,595	4,109,595
¤	Solutia, Inc. Term Loan B 4.75%, due 3/17/17	5,787,037	5,784,323
	TPC Group LLC
	Incremental Term Loan B 2.968%, due 6/27/13	302,821	300,045
	Term Loan B 2.97%, due 6/27/13	897,164	888,940
	Univar, Inc. Opco Term Loan 3.256%, due 10/10/14	4,685,725	4,631,839
			35,840,775
	Containers, Packaging & Glass 3.9%
	Berry Plastics Corp. Term Loan C 2.376%, due 4/3/15	1,989,691	1,816,498
	BWAY Corp.
	New Term Loan B 5.50%, due 6/16/17	3,009,600	3,004,583
	New Term Loan C 5.50%, due 6/16/17	282,150	281,680
	Crown Americas LLC Term B Dollar Loan 2.01%, due 11/15/12	824,242	817,545
	Graham Packaging Co., L.P. Term Loan C 6.75%, due 4/5/14	3,784,135	3,802,378
	Graphic Packaging International, Inc.
	Term Loan B 2.521%, due 5/16/14	1,692,737	1,643,225
	Term Loan C 3.28%, due 5/16/14	3,116,112	3,063,917
	Smurfit-Stone Container Enterprises, Inc. Exit Term Loan B 6.75%, due 2/22/16	4,987,500	5,012,437
			19,442,263
	Diversified Natural Resources, Precious Metals & Minerals 1.1%
	Georgia-Pacific Corp.
	New Term Loan B 2.294%, due 12/21/12	2,138,067	2,123,246
	Term Loan B1 2.298%, due 12/20/12	946,599	940,038
	New Term Loan C 3.541%, due 12/23/14	2,454,545	2,449,942
			5,513,226
	Diversified/Conglomerate Manufacturing 2.1%
¤	Bucyrus International, Inc. Term Loan 4.50%, due 2/19/16	5,486,482	5,524,887
	Goodyear Engineered Products
	Delayed Draw Term Loan 2.76%, due 7/31/14	121,563	104,909
	Initial Term Loan 2.76%, due 7/31/14	848,750	732,471
	Terex Corp. Term Loan 4.002%, due 7/12/13	3,959,900	3,924,903
			10,287,170
	Diversified/Conglomerate Service 5.1%
	Advantage Sales & Marketing, Inc. Term Loan 5.00%, due 5/5/16	1,990,000	1,978,060
	Dealer Computer Services, Inc. Term Loan B 5.25%, due 4/21/17	4,233,517	4,216,883
¤	Fidelity National Information Solutions, Inc. Term Loan B 5.25%, due 7/18/16	5,560,259	5,596,996
	First Data Corp.
	Term Loan B1 3.006%, due 9/24/14	1,849,399	1,627,702
	Term Loan B3 3.006%, due 9/24/14	948,391	834,224
	Language Line LLC Term Loan B 5.50%, due 11/4/15	2,456,438	2,408,844
	ServiceMaster Co.
	Delayed Draw Term Loan 2.76%, due 7/24/14	315,129	296,221
	Term Loan 2.769%, due 7/24/14	3,164,423	2,974,558
	SunGard Data Systems, Inc.
	Tranche A 2.008%, due 2/28/14	2,867,020	2,763,091
	Tranche B 4.038%, due 2/26/16	989,717	969,614
	VeriFone, Inc. Term Loan B 3.01%, due 10/31/13	663,750	657,113
	Verint Systems, Inc. Term Loan B 5.25%, due 5/25/14 (c)	897,283	878,215
			25,201,521
	Ecological 0.3%
	Big Dumpster Merger Sub, Inc.
	Delayed Draw Term Loan B 2.51%, due 2/5/13 (c)	269,864	186,206
	Term Loan B 2.52%, due 2/5/13 (c)	640,927	442,240
	Synagro Technologies, Inc. Term Loan B 2.26%, due 4/2/14	967,500	822,980
			1,451,426
	Electronics 1.0%
	Flextronics International, Ltd.
	Delayed Draw A1-A Term Loan 2.507%, due 10/1/14	444,139	421,266
	Term Loan A 2.509%, due 10/1/14	1,545,604	1,466,006
	Term Loan B 2.509%, due 10/1/12	2,952,110	2,862,071
			4,749,343
	Finance 1.7%
	Hertz Corp., (The)
	Synthetic Letter of Credit 0.339%, due 12/21/12	2,377,564	2,332,323
	Tranche B Term Loan 2.01%, due 12/21/12	2,038,395	1,999,608
	MSCI, Inc. New Term Loan 4.75%, due 6/1/16	3,990,000	4,004,963
	Rental Services Corp. 2nd Lien Term Loan 4.04%, due 12/2/13	119,378	115,468
			8,452,362
	Grocery 1.0%
	Roundy's Supermarkets, Inc. Extended Term Loan 7.00%, due 11/3/13	2,174,863	2,176,903
	SUPERVALU, Inc.
	Term Loan A 1.131%, due 6/2/11	1,234,348	1,215,483
	Term Loan B1 1.506%, due 6/1/12	1,217,551	1,175,628
	Extended Term Loan B2 3.006%, due 10/5/15	575,396	557,060
			5,125,074
	Healthcare, Education & Childcare 11.5%
	AGA Medical Corp. Tranche B Term Loan 2.497%, due 4/26/13 (c)	916,105	831,365
	Alliance Healthcare Services, Inc. Term Loan B 5.50%, due 6/1/16	3,429,112	3,378,389
	AMR HoldCo., Inc. New Term Loan 3.27%, due 4/8/15	2,235,938	2,235,938
	Bausch and Lomb, Inc.
	Delayed Draw Term Loan 3.506%, due 4/24/15	568,292	545,428
	Term Loan 3.527%, due 4/24/15	2,343,449	2,249,168
¤	Biomet, Inc. Term Loan B 3.282%, due 3/25/15	5,909,683	5,725,715
¤	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.549%, due 7/25/14	355,325	336,935
	Term Loan 2.549%, due 7/25/14	6,914,281	6,556,432
	DaVita, Inc. Tranche B1 Term Loan 1.76%, due 10/5/12	2,767,981	2,747,204
	Fresenius Medical Care Holdings, Inc. Tranche B Term Loan 1.66%, due 3/31/13	771,795	759,247
	Gentiva Health Services, Inc. New Term Loan B 6.75%, due 8/15/16	1,250,000	1,247,396
	HCA, Inc.
	Term Loan A 1.789%, due 11/16/12	588,225	567,612
	Term Loan B 2.539%, due 11/18/13	4,122,019	3,964,146
	Health Management Associates, Inc. Term Loan B 2.039%, due 2/28/14	3,688,585	3,477,413
	HealthSouth Corp.
	Term Loan B 2.51%, due 3/11/13	551,778	549,874
	Extended Term Loan B 4.01%, due 9/10/15	454,137	452,857
	Lifepoint Hospitals, Inc. Extended Term Loan B 3.07%, due 4/15/15	2,000,000	1,983,126
	Mylan Laboratories, Inc. Term Loan B 3.563%, due 10/2/14	3,339,807	3,330,917
	Quintiles Transnational Corp. Term Loan B 2.29%, due 3/29/13	1,944,771	1,901,014
	Royalty Pharma Finance Trust Term Loan B 2.539%, due 4/16/13	2,880,111	2,851,275
	Rural/Metro Operating Co. LLC Term Loan 7.00%, due 12/9/14	1,974,066	1,983,936
	Select Medical Corp. Extended Term Loan B 4.089%, due 8/22/14	723,558	712,705
	Sun Healthcare Group, Inc.
	Synthetic Letter of Credit 2.289%, due 4/21/14	177,340	173,682
	Term Loan B 3.553%, due 4/21/14	331,888	325,043
	Vanguard Health Holding Co. II LLC Term Loan B 5.00%, due 1/29/16	3,491,250	3,459,975
	Warner Chilcott Co. LLC
	Term Loan A 6.00%, due 10/30/14	877,966	873,332
	Term Loan B2 6.25%, due 4/30/15	1,635,058	1,634,200
	Warner Chilcott PLC
	Additional Term Loan 6.25%, due 4/30/15	923,025	922,920
	Term Loan B1 6.25%, due 4/30/15	981,991	981,476
			56,758,720
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.6%
	Jarden Corp.
	Term Loan B4 3.539%, due 1/26/15	1,487,058	1,486,250
	Term Loan B5 3.783%, due 1/26/15	1,546,571	1,545,732
			3,031,982
	Hotels, Motels, Inns & Gaming 1.6%
	Las Vegas Sands LLC
	Extended Delayed Draw Term Loan 3.03%, due 11/23/16	662,319	601,882
	Extended Term Loan B 3.03%, due 11/23/16	2,428,206	2,206,969
	Penn National Gaming, Inc. Term Loan B 2.052%, due 10/3/12	5,274,964	5,170,784
			7,979,635
	Insurance 0.9%
	Hub International Holdings, Inc. Add on Term Loan B 6.75%, due 6/13/14	997,481	985,013
	Multiplan, Inc. Term Loan B 6.50%, due 8/26/17	3,586,154	3,583,464
			4,568,477
	Leisure, Amusement, Motion Pictures & Entertainment 3.9%
	AMC Entertainment, Inc. Term Loan 1.756%, due 1/28/13	2,085,438	2,033,302
	Bombardier Recreational Products, Inc. Term Loan 3.142%, due 6/28/13 (c)	389,608	337,173
	Cedar Fair, L.P. Term Loan B 5.50%, due 12/15/16	5,241,875	5,280,052
	Cinemark USA, Inc. Extended Term Loan 3.553%, due 4/29/16	1,920,488	1,913,971
	Metro-Goldwyn-Mayer Studios, Inc. Tranche B Term Loan 20.50%, due 4/9/12 (d)	604,567	263,616
	Regal Cinemas Corp. New Term Loan 3.789%, due 11/21/16	5,068,116	5,019,021
	Six Flags Theme Parks, Inc. Exit Term Loan B 6.00%, due 6/30/16	2,660,714	2,668,670
	Universal City Development Partners, Ltd. New Term Loan B 5.50%, due 11/6/14	1,985,000	1,991,600
			19,507,405
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.8%
	Baldor Electric Co. Term Loan B 5.252%, due 1/31/14	5,105,332	5,138,839
	Flowserve Corp. Term Loan B 2.460%, due 8/10/12	2,500,000	2,487,500
	Gleason Corp. New U.S. Term Loan 2.128%, due 6/30/13 (c)	920,750	828,675
	Manitowoc Co., Inc. (The) Term Loan B 8.00%, due 11/6/14	1,685,378	1,686,070
	RBS Global, Inc. Term Loan B2 2.563%, due 7/19/13	2,019,928	1,923,139
	Rexnord Corp. Term Loan B 2.813%, due 7/19/13	1,934,426	1,858,864
			13,923,087
	Mining, Steel, Iron & Non-Precious Metals 0.8%
	Novelis, Inc.
	New Canadian Term Loan 2.26%, due 7/6/14	1,382,828	1,337,022
	New U.S. Term Loan 2.26%, due 7/6/14	2,026,310	1,959,189
	Walter Industries, Inc. Term Loan 2.509%, due 10/3/12	922,707	906,559
			4,202,770
	Oil & Gas 0.7%
	Dresser, Inc.
	Term Loan 2.612%, due 5/4/14	1,689,032	1,627,278
	2nd Lien Term Loan 6.112%, due 5/4/15	800,000	771,250
	IFM Colonial Pipeline 2 LLC Term Loan B 2.31%, due 2/27/12	974,734	957,676
			3,356,204
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.1%
	JohnsonDiversey, Inc. Term Loan B 5.50%, due 11/24/15	3,510,650	3,517,232
	Spectrum Brands, Inc. New Term Loan 8.05%, due 6/16/16	1,750,000	1,780,261
			5,297,493
	Personal Transportation 0.3%
	United Airlines, Inc. Term Loan B 2.313%, due 2/3/14	1,367,572	1,285,518

	Personal, Food & Miscellaneous Services 1.3%
¤	Aramark Corp.
	Synthetic Letter of Credit 2.073%, due 1/27/14	254,038	240,860
	Term Loan 2.164%, due 1/27/14	3,185,645	3,020,389
	Extended Term Loan B 3.539%, due 7/26/16	2,814,880	2,750,036
	Extended Letter of Credit 3.598%, due 7/26/16	185,121	180,856
			6,192,141
	Printing & Publishing 3.2%
	Autotrader.com, Inc. Term Loan B 6.00%, due 6/14/16	2,200,000	2,201,375
	Cenveo Corp.
	Delayed Draw Term Loan 4.792%, due 6/21/13	14,182	13,924
	Term Loan C 4.792%, due 6/21/13	939,660	922,629
	Dex Media East LLC New Term Loan 2.881%, due 10/24/14	603,217	456,466
	F&W Media, Inc.
	Term Loan 7.75%, due 6/9/14 (c)(e)	507,696	507,696
	New 2nd Lien Term Loan 15.00%, due 12/9/14 (c)(e)	212,330	212,330
	Hanley Wood LLC New Term Loan B 2.623%, due 3/8/14	658,199	292,898
	Lamar Media Corp. Term Loan B 4.25%, due 12/30/16	3,880,500	3,892,142
	Medianews Group New Term Loan 8.50%, due 3/19/14	74,037	69,225
	Merrill Communications LLC Term Loan 8.50%, due 12/24/12	1,867,789	1,788,408
	Nielsen Finance LLC
	Class A Term Loan 2.258%, due 8/9/13	121,702	117,188
	Class B Term Loan 4.008%, due 5/2/16	496,237	483,087
	Class C Term Loan 4.008%, due 5/2/16	2,953,471	2,842,716
	Penton Media, Inc. New Term Loan B 5.00%, due 8/1/14 (c)	1,210,680	867,654
	R.H. Donnelley, Inc. New Term Loan 9.00%, due 10/24/14	611,931	519,048
	SuperMedia, Inc. Exit Term Loan 11.00%, due 12/31/15	692,647	537,791
			15,724,577
	Printing, Publishing, & Broadcasting 0.7%
	Visant Corp. Term Loan B 7.00%, due 9/22/16	3,500,000	3,519,250

	Retail Store 2.9%
	Michaels Stores, Inc.
	Term Loan B1 2.634%, due 10/31/13	1,829,676	1,765,866
	Term Loan B2 4.884%, due 7/31/16	2,328,477	2,280,613
	Neiman Marcus Group, Inc. (The) Term Loan B 2.294%, due 4/5/13	3,350,742	3,242,604
	Pantry, Inc. (The)
	Delayed Draw Term Loan B 2.01%, due 5/15/14	205,546	196,296
	Term Loan B 2.01%, due 5/15/14	713,876	681,752
	Petco Animal Supplies, Inc. Term Loan B 2.535%, due 10/25/13	2,012,393	1,949,866
	Pilot Travel Centers LLC Term Loan B 5.25%, due 6/30/16	2,588,147	2,611,414
	Yankee Candle Co., Inc. (The) Term Loan B 2.26%, due 2/6/14	1,891,673	1,809,342
			14,537,753
	Telecommunications 2.5%
¤	Intelsat Corp.
	Term Loan B2-A 3.033%, due 1/3/14	1,970,933	1,895,163
	Term Loan B2-B 3.033%, due 1/3/14	1,970,327	1,894,579
	Term Loan B2-C 3.033%, due 1/3/14	1,970,327	1,894,579
	MetroPCS Wireless, Inc.
	Term Loan B 2.563%, due 11/4/13	247,700	242,436
	Extended Term Loan 3.813%, due 11/4/16	4,698,592	4,645,686
	Windstream Corp. Tranche B2 3.214%, due 12/17/15	1,980,000	1,972,575
			12,545,018
	Textiles & Leather 1.0%
	Phillips-Van Heusen Corp. Tranche B 4.75%, due 5/6/16	3,838,928	3,868,319
	Spring Windows Fashions LLC Term Loan B 3.063%, due 12/31/12 (c)	376,185	357,376
	William Carter Co. (The) Term Loan 1.756%, due 7/14/12	502,092	500,836
			4,726,531
	Utilities 5.7%
	AES Corp. Term Loan 2.859%, due 8/10/11	1,000,000	993,125
	BRSP LLC Term Loan B 7.50%, due 6/4/14	2,818,103	2,825,148
	Calpine Corp. 1st Priority Term Loan 3.165%, due 3/29/14	2,706,122	2,639,974
	Coleto Creek Power, L.P.
	Term Loan 3.032%, due 6/28/13	392,232	357,226
	Synthetic Letter of Credit 3.283%, due 6/28/13	284,980	259,545
	Covanta Energy Corp.
	Synthetic Letter of Credit 1.934%, due 2/10/14	494,845	472,825
	Term Loan B 2.00%, due 2/10/14	969,974	926,810
	Dynegy Holdings, Inc.
	Synthetic Letter of Credit 4.01%, due 4/2/13	1,923,989	1,899,338
	Term Loan B 4.01%, due 4/2/13	73,959	73,012
	KGen LLC
	Synthetic Letter of Credit 0.153%, due 2/8/14	281,250	265,781
	1st Lien Term Loan 2.063%, due 2/10/14	314,315	297,028
	Mirant North America LLC Term Loan 2.006%, due 1/3/13	2,614,617	2,593,700
	New Development Holdings, Inc. Term Loan 7.00%, due 7/3/17	3,690,750	3,747,266
¤	NRG Energy, Inc.
	Synthetic Letter of Credit 0.083%, due 2/1/13	2,118,699	2,059,111
	Term Loan 1.789%, due 2/1/13	1,515,732	1,473,102
	Extended Letter of Credit 3.539%, due 8/31/15	2,888,888	2,879,499
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3 3.758%, due 10/10/14	1,954,772	1,511,689
	Term Loan B2 3.923%, due 10/10/14	957,722	742,767
	TPF Generation Holdings LLC
	Synthetic Revolver 0.189%, due 12/15/11	94,479	89,283
	Synthetic Letter of Credit 0.189%, due 12/13/13	301,388	284,812
	Term Loan B 2.289%, due 12/15/13	733,699	693,346
	2nd Lien Term Loan C 4.539%, due 12/15/14	500,000	452,812
	TPF II LC LLC Term Loan B 3.039%, due 10/15/14 (c)	638,761	613,210
			28,150,409
	Total Floating Rate Loans (Cost $415,599,537)		411,819,597

	Foreign Floating Rate Loans 2.9% (b)
	Broadcasting & Entertainment 1.1%
	UPC Financing Partnership
	Term Loan T 4.251%, due 12/30/16	4,203,424	4,080,474
	Term Loan X 4.251%, due 12/29/17	1,296,576	1,254,437
			5,334,911
	Chemicals, Plastics & Rubber 0.5%
	Brenntag Holding GmbH & Co.
	Term Loan B2 4.023%, due 1/20/14	1,331,552	1,333,217
	Acquisition Term Loan 4.032%, due 1/20/14	1,231,700	1,233,239
			2,566,456
	Finance 0.3%
	Ashtead Group PLC Term Loan 2.063%, due 8/31/11	1,338,000	1,317,094

	Home and Office Furnishings, Housewares & Durable Consumer Products 0.1%
	Sunbeam Corp. (Canada), Ltd. Term Loan 2.039%, due 1/24/12	261,254	257,662

	Printing & Publishing 0.2%
	Yell Group PLC New Term Loan B1 4.006%, due 7/31/14	2,112,868	1,186,225

	Telecommunications 0.7%
	Intelsat Subsidiary Holding Co. Tranche B Term Loan 3.033%, due 7/3/13	944,249	908,840
	Telesat Canada
	U.S. Term I Loan 3.26%, due 10/31/14	2,698,761	2,626,232
	U.S. Term II Loan 3.26%, due 10/31/14	231,816	225,586
			3,760,658
	Total Foreign Floating Rate Loans (Cost $15,504,908)		14,423,006

	Yankee Bond 0.6% (f)
	Aerospace & Defense 0.6%
	Bombardier, Inc. 7.50%, due 3/15/18 (a)	2,800,000	3,010,000

	Total Yankee Bond (Cost $2,800,000)		3,010,000

	Total Long-Term Bonds (Cost $473,520,933)		471,858,652

		Shares	Value
	Common Stocks 0.0%‡
	Printing & Publishing 0.0%‡
	Affiliated Media, Inc. (c)(e)	5,496	68,590
	F&W Publications, Inc. (c)(e)	1,650	18,066
	SuperMedia, Inc. (g)	3,538	37,397
			124,053
	Total Common Stocks (Cost $431,292)		124,053

		Principal Amount	Value
	Short-Term Investments 11.0%
	Commercial Paper 6.5%
	Archer Daniels Midland 0.20%, due 10/29/10 (a)(h)	$6,000,000	5,999,066
	Basin Electric Power Cooperative 0.23%, due 10/28/10 (a)(h)	4,900,000	4,899,155
	Coca-Cola Co. 0.18%, due 10/7/10 (a)(h)	4,000,000	3,999,880
	Hewlett Packard Co. 0.20%, due 10/1/10 (a)(h)	6,000,000	6,000,000
	John Deere Bank S.A. 0.21%, due 10/13/10 (a)(h)	5,000,000	4,999,650
	National Rural Utilities Cooperative Finance Corp. 0.22%, due 10/25/10 (h)	2,000,000	1,999,707
	Wal-Mart Stores, Inc. 0.21%, due 10/19/10 (a)(h)	4,000,000	3,999,580

	Total Commercial Paper (Cost $31,897,038)		31,897,038

	Repurchase Agreement 2.9%
	BNP Paribas 0.20%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $14,375,080 (Collateralized by a U.S. Government Agency Obligation Security with a zero coupon rate and a maturity date of 4/15/30, with a Principal Amount of $33,113,000 and a Market Value of $14,662,768)	14,375,000	14,375,000

	Total Repurchase Agreement (Cost $14,375,000)		14,375,000

	U.S. Government 1.6%
	United States Treasury Bill 0.103%, due 10/28/10 (h)	8,000,000	7,999,370

	Total U.S. Government (Cost $7,999,370)		7,999,370

	Total Short-Term Investments (Cost $54,271,408)		54,271,408

	Total Investments (Cost $528,223,633) (i)	106.2%	526,254,113

	Other Assets, Less Liabilities	(6.2)	(30,665,932)
	Net Assets	100.0%	$495,588,181
¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2010, excluding short-term investments. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2010. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(c)	Illiquid security. The total market value of these securities at September 30, 2010 is $12,679,513, which represents 2.6% of the Portfolio's net assets.
(d)	Issue in default.
(e)	Fair valued security. The total market value of these securities at September 30, 2010 is $806,682, which represents 0.2% of the Portfolio's net assets.
(f)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(g)	Non-income producing security.
(h)	Interest rate presented is yield to maturity.
(i)	At September 30, 2010, cost is $527,403,522 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$6,294,141
Gross unrealized depreciation	(7,443,550)
Net unrealized depreciation	$(1,149,409)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$42,606,049	$—	$42,606,049
Floating Rate Loans (b)	—	411,099,571	720,026	411,819,597
Foreign Floating Rate Loans	—	14,423,006	—	14,423,006
Yankee Bond	—	3,010,000	—	3,010,000
Total Long-Term Bonds	—	471,138,626	720,026	471,858,652
Common Stocks (c)	37,397	—	86,656	124,053
Short-Term Investments
Commercial Paper	—	31,897,038	—	31,897,038
Repurchase Agreement	—	14,375,000	—	14,375,000
U.S. Government	—	7,999,370	—	7,999,370
Total Short-Term Investments	—	54,271,408	—	54,271,408
Total Investments in Securities	$37,397	$525,410,034	$806,682	$526,254,113

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $720,026 are held in Printing & Publishing within the Floating Rate Loans section of the Portfolio of Investments.
(c)	The level 3 securities valued at $86,656 are held in Printing & Publishing within the Common Stocks section of the Portfolio of Investments.

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2010
Floating Rate Loans
Printing & Publishing	$-	$-	$-	$5,680	$714,346	$-	$-	$-	$720,026	$5,680
Common Stock
Printing & Publishing	-	-	-	(98,704)	185,360	-	-	-	86,656	(98,704)

Total	$-	$-	$-	$(93,024)	$899,706	$-	$-	$-	$806,682	$(93,024)

As of September 30, 2010, the Portfolio held the following foreign currency:
		Currency		Cost		Value
Canadian Dollar	CAD	78,612	USD	74,702	USD	76,403
Total			USD	74,702	USD	76,403

MainStay VP Government Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 95.3%†
	Asset-Backed Securities 1.2%
	Credit Cards 0.2%
	Chase Issuance Trust Series 2006-C4, Class C4 0.547%, due 1/15/14 (a)	$855,000	$848,122

	Diversified Financial Services 0.3%
	Massachusetts RRB Special Purpose Trust Series 2001-1, Class A 6.53%, due 6/1/15	989,225	1,072,741

	Home Equity 0.2%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (b)	298,814	301,541
	Series 2006-1, Class A3 5.706%, due 7/25/36 (b)	637,178	644,771
			946,312
	Utilities 0.5%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,650,000	1,987,091

	Total Asset-Backed Securities (Cost $4,428,700)		4,854,266

	Corporate Bonds 5.4%

	Agriculture 1.2%
	Altria Group, Inc. 9.70%, due 11/10/18	3,600,000	4,872,967

	Auto Manufacturers 0.9%
	DaimlerChrysler N.A. Holding Corp. 6.50%, due 11/15/13	3,235,000	3,700,281

	Banks 0.3%
	KeyCorp 6.50%, due 5/14/13	1,000,000	1,095,941

	Beverages 0.4%
	Coca-Cola Enterprises, Inc. 8.00%, due 9/15/22	1,200,000	1,670,388

	Electric 0.8%
	Great Plains Energy, Inc. 2.75%, due 8/15/13	3,000,000	3,013,266

	Pipelines 0.6%
	Energy Transfer Partners, L.P. 9.00%, due 4/15/19	1,900,000	2,434,584

	Real Estate Investment Trusts 1.2%
	Duke Realty, L.P. 6.75%, due 3/15/20	2,350,000	2,624,724
	ProLogis 7.375%, due 10/30/19	2,350,000	2,371,564
			4,996,288
	Total Corporate Bonds (Cost $20,605,883)		21,783,715

	Mortgage-Backed Securities 2.7%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.7%
	Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A2 5.001%, due 10/10/45	224,279	224,219
	Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A4 5.405%, due 12/11/40	1,380,000	1,498,980
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 5.989%, due 8/25/36 (a)(c)	1,071,982	965,402
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	802,000	872,884
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (d)	530,000	582,435
	GE Capital Commercial Mortgage Corp. Series 2004-C2, Class A4 4.893%, due 3/10/40	1,200,000	1,291,149
	GS Mortgage Securities Corp. Series 2004-GG2, Class A6 5.396%, due 8/10/38 (c)	2,000,000	2,181,568
	Merrill Lynch Mortgage Trust Series 2003-KEY1, Class A4 5.236%, due 11/12/35	1,000,000	1,081,108
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.82%, due 2/25/42 (a)(d)(e)(f)	1,357,740	1,313,207
	RBSCF Trust Series 2010-MB1, Class A2 3.686%, due 4/15/15 (d)	800,000	841,418

	Total Mortgage-Backed Securities (Cost $10,619,480)		10,852,370

	Municipal Bond 1.0%
	Michigan 1.0%
	Michigan Finance Authority Series E 4.75%, due 8/22/11	3,900,000	3,932,760

	Total Municipal Bond (Cost $3,929,282)		3,932,760

	U.S. Government & Federal Agencies 85.0%
	Fannie Mae (Collateralized Mortgage Obligation) 0.1%
	Series 2006-B1, Class AB 6.00%, due 6/25/16	458,542	472,969

	Fannie Mae Grantor Trust (Collateralized Mortgage Obligation) 0.7%
	Series 2003-T1, Class B 4.491%, due 11/25/12	2,660,000	2,853,591

	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.1%
	Series 360, Class 2, IO 5.00%, due 8/1/35 (g)	1,296,471	173,175
	Series 361, Class 2, IO 6.00%, due 10/1/35 (g)	210,078	32,635
			205,810
	Federal Home Loan Bank 1.1%
	5.125%, due 8/14/13	3,725,000	4,186,825

	Federal Home Loan Mortgage Corporation 0.4%
	4.75%, due 11/17/15	1,395,000	1,612,479

	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 6.1%
	2.56%, due 3/1/35 (a)	60,904	63,818
	4.00%, due 3/1/25	4,752,923	4,968,502
	4.00%, due 7/1/25	1,824,839	1,911,030
	5.00%, due 1/1/20	1,815,832	1,939,211
	5.00%, due 6/1/33	3,738,554	3,965,286
	5.00%, due 8/1/33	2,070,704	2,194,098
	5.00%, due 5/1/36	1,321,781	1,391,873
	5.033%, due 6/1/35 (a)	1,138,062	1,198,842
	5.50%, due 1/1/21	1,233,139	1,331,735
	5.50%, due 1/1/33	4,465,638	4,792,525
	5.653%, due 2/1/37 (a)	386,232	408,211
	6.50%, due 4/1/37	309,947	337,995
			24,503,126
	Federal National Mortgage Association 9.2%
	1.20%, due 9/27/13	4,750,000	4,762,397
	2.50%, due 5/15/14	5,350,000	5,614,445
	2.75%, due 3/13/14	5,925,000	6,275,144
	4.625%, due 5/1/13	3,285,000	3,558,158
¤	5.375%, due 6/12/17	8,425,000	10,123,910
	6.625%, due 11/15/30	4,900,000	6,741,175
			37,075,229
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 26.9%
	1.999%, due 11/1/34 (a)	374,006	388,851
	2.482%, due 4/1/34 (a)	613,244	640,575
	4.50%, due 7/1/18	5,158,600	5,479,286
	4.50%, due 11/1/18	4,117,531	4,373,499
	4.50%, due 6/1/23	6,399,928	6,738,781
	5.00%, due 11/1/17	2,710,531	2,892,796
	5.00%, due 9/1/20	293,277	312,815
	5.00%, due 11/1/33	6,624,353	7,033,592
	5.00%, due 6/1/35	5,248,277	5,561,025
	5.00%, due 1/1/36	705,347	745,616
¤	5.00%, due 2/1/36	6,749,181	7,134,496
¤	5.00%, due 5/1/36	8,396,380	8,875,734
	5.50%, due 11/1/17	1,821,858	1,972,889
	5.50%, due 6/1/19	1,326,006	1,440,976
	5.50%, due 11/1/19	1,391,409	1,511,199
	5.50%, due 4/1/21	2,526,090	2,729,841
	5.50%, due 6/1/21	359,709	387,542
¤	5.50%, due 6/1/33	8,818,271	9,474,652
	5.50%, due 11/1/33	5,525,470	5,936,755
	5.50%, due 12/1/33	5,422,675	5,826,308
	5.50%, due 6/1/34	1,411,873	1,514,318
	5.50%, due 3/1/35	2,367,280	2,539,049
	5.50%, due 12/1/35	1,054,709	1,127,942
	5.50%, due 4/1/36	6,205,858	6,636,757
	5.50%, due 1/1/37	767,688	833,652
	5.50%, due 7/1/37	628,248	683,260
	5.50%, due 8/1/37	1,324,462	1,416,425
	6.00%, due 12/1/16	114,703	124,102
	6.00%, due 1/1/33	689,463	757,815
	6.00%, due 3/1/33	784,260	860,049
	6.00%, due 9/1/34	114,402	124,886
	6.00%, due 9/1/35	2,327,629	2,547,371
	6.00%, due 10/1/35	272,571	298,768
	6.00%, due 4/1/36	2,371,366	2,576,075
	6.00%, due 6/1/36	2,627,790	2,838,211
	6.00%, due 11/1/36	2,006,179	2,176,451
	6.00%, due 4/1/37	492,691	527,986
	6.50%, due 10/1/31	246,190	275,162
	6.50%, due 7/1/32	111,125	123,994
	6.50%, due 2/1/37	243,563	266,061
	6.50%, due 8/1/47	431,083	464,840
			108,170,402
	Government National Mortgage Association (Collateralized Mortgage Obligation) 0.6%
	Series 2006-32, Class A 5.079%, due 1/16/30	2,246,802	2,371,378

	Government National Mortgage Association (Mortgage Pass-Through Securities) 6.7%
¤	4.50%, due 5/20/40	16,221,971	17,118,724
	5.00%, due 4/15/34	3,592,177	3,848,701
	5.50%, due 6/15/33	2,157,539	2,333,397
	5.50%, due 12/15/35	1,269,378	1,370,463
	6.00%, due 8/15/32	555,778	609,882
	6.00%, due 10/15/32	757,591	831,342
	6.50%, due 7/15/28	93,434	105,274
	6.50%, due 8/15/28	133,342	149,121
	6.50%, due 7/15/32	502,817	561,399
			26,928,303
¤	Overseas Private Investment Corporation 2.1%
	5.142%, due 12/15/23 (h)	7,398,069	8,412,788

	Tennessee Valley Authority 2.3%
	4.65%, due 6/15/35 (h)	4,395,000	4,706,074
	6.25%, due 12/15/17 (h)	3,485,000	4,380,460
			9,086,534
	United States Treasury Bonds 6.6%
¤	4.375%, due 5/15/40	19,575,000	21,985,270
	6.875%, due 8/15/25	3,220,000	4,678,054
			26,663,324
	United States Treasury Notes 21.4%
¤	0.375%, due 8/31/12	12,200,000	12,190,948
¤	1.50%, due 7/15/12	52,000,000	53,052,168
	2.00%, due 7/15/14 T.I.P.S. (i)	3,469,710	3,752,707
	3.50%, due 5/15/20	735,000	797,820
¤	4.75%, due 8/15/17	13,825,000	16,413,952

			86,207,595

	United States Treasury Strip Principal 0.7%
	(zero coupon), due 8/15/28	5,615,000	2,964,507

	Total U.S. Government & Federal Agencies (Cost $326,030,960)		341,714,860

	Total Long-Term Bonds (Cost $365,614,305)		383,137,971

	Short-Term Investment 4.2%
	Repurchase Agreement 4.2%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $16,987,933 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $16,895,000 and a Market Value of $17,330,891)	16,987,928	16,987,928

	Total Short-Term Investment (Cost $16,987,928)		16,987,928

	Total Investments (Cost $382,602,233) (j)	99.5%	400,125,899

	Other Assets, Less Liabilities	0.5	2,156,969
	Net Assets	100.0%	$402,282,868

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Floating rate - Rate shown is the rate in effect at September 30, 2010.
(b)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at September 30, 2010 is $946,312, which represents 0.2% of the Portfolio's net assets.
(c)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at September 30, 2010.

(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security - The total market value of this security at September 30, 2010 is $1,313,207, which represents 0.3% of the Portfolio's net assets.
(f)	Fair valued security - The total market value of this security at September 30, 2010 is $1,313,207, which represents 0.3% of the Portfolio's net assets.
(g)
Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.

(h)	United States Government Guaranteed Security.
(i)	Treasury Inflation Protected Security - Pays a fixed rate of interest on a principal amount that is continuously adjusted for inflation based on the Consumer Price Index-Urban Consumers.
(j)	At September 30, 2010, cost is $382,602,233 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$17,920,614
Gross unrealized depreciation	(396,948)
Net unrealized appreciation	$17,523,666

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,854,266	$—	$4,854,266
Corporate Bonds	—	21,783,715	—	21,783,715
Mortgage-Backed Securities (b)	—	9,539,163	1,313,207	10,852,370
Municipal Bond	—	3,932,760	—	3,932,760
U.S. Government & Federal Agencies	—	341,714,860	—	341,714,860
Total Long-Term Bonds	—	381,824,764	1,313,207	383,137,971
Short-Term Investment
Repurchase Agreement	—	16,987,928	—	16,987,928
Total Investments in Securities	$—	$398,812,692	$1,313,207	$400,125,899

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The level 3 security valued at $1,313,207 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2010
Long-Term Bonds
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)
	$1,307,086	$459	$720	$46,951	$-	$(42,009)	$-	$-	$1,313,207	$44,891
Total	$1,307,086	$459	$720	$46,951	$-	$(42,009)	$-	$-	$1,313,207	$44,891

MainStay VP Growth Allocation Portfolio
Portfolio of Investments September 30, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 100.1%†
Equity Funds 100.1%
MainStay 130/30 Core Fund Class I (a)	3,641,701	$25,564,739
MainStay 130/30 Growth Fund Class I (a)(b)	93,966	731,997
MainStay 130/30 International Fund Class I (a)	2,256,345	14,711,370
MainStay Epoch Global Choice Fund Class I (a)	329,587	4,630,698
MainStay Epoch U.S. All Cap Fund Class I	832,622	17,726,512
MainStay ICAP Equity Fund Class I	470,705	15,415,582
MainStay ICAP International Fund Class I	522,900	14,646,429
MainStay MAP Fund Class I	930,480	27,132,806
MainStay VP Common Stock Portfolio Initial Class	1,218,793	17,926,991
MainStay VP Growth Equity Portfolio Initial Class	14,163	313,223
MainStay VP ICAP Select Equity Portfolio Initial Class	1,350,274	15,426,047
MainStay VP International Equity Portfolio Initial Class (a)	1,158,325	14,376,841
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	978,687	13,142,224
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,390,892	35,715,138
MainStay VP U.S. Small Cap Portfolio Initial Class (a)(b)	1,615,461	13,343,015

Total Investments (Cost $218,604,625) (c)	100.1%	230,803,612

Other Assets, Less Liabilities	(0.1)	(134,910)
Net Assets	100.0%	$230,668,702

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2010, cost is $222,523,099 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$13,887,343
Gross unrealized depreciation	(5,606,830)
Net unrealized appreciation	$8,280,513

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies - Equity Funds	$230,803,612	$—	$—	$230,803,612
Total Investments in Securities	$230,803,612	$—	$—	$230,803,612

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Growth Equity Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Shares	Value
	Common Stocks 98.3%†
	Aerospace & Defense 3.5%
	General Dynamics Corp.	54,501	$3,423,208
	Precision Castparts Corp.	51,340	6,538,149
	Rockwell Collins, Inc.	83,775	4,879,894
			14,841,251
	Auto Components 0.8%
	TRW Automotive Holdings Corp. (a)	87,909	3,653,498

	Beverages 2.2%
¤	PepsiCo, Inc.	140,918	9,362,592

	Biotechnology 2.6%
	Alexion Pharmaceuticals, Inc. (a)	45,479	2,927,029
	Amgen, Inc. (a)	53,700	2,959,407
	Celgene Corp. (a)	93,097	5,363,318
			11,249,754
	Chemicals 1.2%
	Praxair, Inc.	58,813	5,308,461

	Communications Equipment 4.9%
¤	Cisco Systems, Inc. (a)	438,798	9,609,677
	Juniper Networks, Inc. (a)	185,449	5,628,377
	QUALCOMM, Inc.	129,143	5,826,932
			21,064,986
	Computers & Peripherals 9.0%
¤	Apple, Inc. (a)	75,569	21,442,704
	Dell, Inc. (a)	148,070	1,918,987
	EMC Corp. (a)	428,994	8,712,868
	Hewlett-Packard Co.	154,693	6,507,935
			38,582,494
	Consumer Finance 2.5%
	American Express Co.	171,106	7,191,585
	Capital One Financial Corp.	91,157	3,605,260
			10,796,845
	Diversified Consumer Services 0.3%
	DeVry, Inc.	23,054	1,134,487
	Diversified Financial Services 1.3%
	JPMorgan Chase & Co.	149,344	5,685,526
	Electrical Equipment 1.2%
	Emerson Electric Co.	99,252	5,226,610
	Energy Equipment & Services 3.5%
	Dresser-Rand Group, Inc. (a)	106,970	3,946,123
¤	Schlumberger, Ltd.	181,855	11,204,087
			15,150,210
	Food & Staples Retailing 3.3%
	Costco Wholesale Corp.	92,308	5,952,943
	Wal-Mart Stores, Inc.	154,833	8,286,662
			14,239,605
	Food Products 1.2%
	General Mills, Inc.	75,135	2,745,433
	Green Mountain Coffee Roasters, Inc. (a)	71,442	2,228,276
			4,973,709
	Health Care Equipment & Supplies 0.6%
	Hospira, Inc. (a)	48,336	2,755,635

	Health Care Providers & Services 4.5%
	AmerisourceBergen Corp.	145,905	4,473,447
	DaVita, Inc. (a)	54,599	3,768,969
	Medco Health Solutions, Inc. (a)	94,017	4,894,525
	UnitedHealth Group, Inc.	173,078	6,076,769
			19,213,710
	Hotels, Restaurants & Leisure 4.0%
¤	McDonald's Corp.	143,373	10,682,722
	Starwood Hotels & Resorts Worldwide, Inc.	125,369	6,588,141
			17,270,863
	Household Products 0.8%
	Procter & Gamble Co. (The)	54,169	3,248,515

	Internet & Catalog Retail 3.8%
	Amazon.com, Inc. (a)	53,650	8,426,269
	Priceline.com, Inc. (a)	22,874	7,967,929
			16,394,198
	Internet Software & Services 4.1%
¤	Google, Inc. Class A (a)	29,816	15,676,955
	Yahoo!, Inc. (a)	146,854	2,080,921
			17,757,876
	IT Services 4.7%
¤	Cognizant Technology Solutions Corp. Class A (a)	141,023	9,091,753
	International Business Machines Corp.	66,625	8,937,077
	MasterCard, Inc. Class A	9,658	2,163,392
			20,192,222
	Life Sciences Tools & Services 0.9%
	Thermo Fisher Scientific, Inc. (a)	78,697	3,768,012
	Machinery 6.7%
	Cummins, Inc.	87,303	7,907,906
	Danaher Corp.	162,647	6,605,095
	Deere & Co.	90,866	6,340,629
	Ingersoll-Rand PLC	77,679	2,773,917
	Joy Global, Inc.	76,272	5,363,447
			28,990,994
	Media 0.3%
	Discovery Communications, Inc. Class A (a)	33,009	1,437,542
	Metals & Mining 2.1%
	Cliffs Natural Resources, Inc.	48,989	3,131,377
	Freeport-McMoRan Copper & Gold, Inc.	67,971	5,804,044
			8,935,421
	Multiline Retail 1.6%
	Target Corp.	126,506	6,760,481

	Oil, Gas & Consumable Fuels 5.1%
	Alpha Natural Resources, Inc. (a)	89,611	3,687,493
	Apache Corp.	33,490	3,273,982
	EOG Resources, Inc.	36,623	3,404,840
	ExxonMobil Corp.	58,531	3,616,631
	Occidental Petroleum Corp.	63,831	4,997,967
	Southwestern Energy Co. (a)	88,795	2,969,305
			21,950,218
	Pharmaceuticals 3.5%
¤	Abbott Laboratories	208,635	10,899,092
	Johnson & Johnson	34,262	2,122,874
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	35,138	1,853,529
			14,875,495
	Road & Rail 1.6%
	Union Pacific Corp.	85,461	6,990,710

	Semiconductors & Semiconductor Equipment 3.0%
	Broadcom Corp. Class A	165,177	5,845,614
	Intel Corp.	229,834	4,419,708
	Texas Instruments, Inc.	91,624	2,486,675
			12,751,997
	Software 8.7%
	Citrix Systems, Inc. (a)	49,478	3,376,379
	Intuit, Inc. (a)	135,576	5,939,585
¤	Microsoft Corp.	482,780	11,823,282
¤	Oracle Corp.	488,291	13,110,613
	Salesforce.com, Inc. (a)	27,103	3,030,115
			37,279,974
	Specialty Retail 1.5%
	O'Reilly Automotive, Inc. (a)	72,014	3,831,145
	Urban Outfitters, Inc. (a)	86,715	2,726,319
			6,557,464
	Textiles, Apparel & Luxury Goods 1.8%
	NIKE, Inc. Class B	97,995	7,853,319

	Wireless Telecommunication Services 1.5%
	American Tower Corp. Class A (a)	123,226	6,316,565

	Total Common Stocks (Cost $379,460,166)		422,571,239

	Exchange Traded Fund 0.8% (c)
	S&P 500 Index-SPDR Trust Series 1	27,932	3,187,600

	Total Exchange Traded Fund (Cost $3,124,203)		3,187,600

		Principal Amount	Value
	Short-Term Investment 1.0%
	Repurchase Agreement 1.0%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $4,322,749 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $4,300,000 and a Market Value of $4,410,940)	$4,322,748	4,322,748

	Total Short-Term Investment (Cost $4,322,748)		4,322,748

	Total Investments (Cost $386,907,117) (d)	100.1%	430,081,587

	Other Assets, Less Liabilities	(0.1)	(347,649)
	Net Assets	100.0%	$429,733,938

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(d)	At September 30, 2010, cost is $387,932,870 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$52,086,882
Gross unrealized depreciation	(9,938,165)
Net unrealized appreciation	$42,148,717

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$422,571,239	$—	$—	$422,571,239
Exchange Traded Fund	3,187,600	—	—	3,187,600
Short-Term Investment
Repurchase Agreement	—	4,322,748	—	4,322,748
Total Investments in Securities	$425,758,839	$4,322,748	$—	$430,081,587

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP High Yield Corporate Bond Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 94.0%†
	Convertible Bonds 0.9%
	Holding Companies - Diversified 0.4%
	American Real Estate Partners, L.P./American Real Estate Finance Corp. 4.00%, due 8/15/13 (a)(b)	$2,380,000	$2,189,600
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (b)	5,725,000	5,267,000
			7,456,600
	Internet 0.0%‡
	At Home Corp.
	0.525%, due 12/28/18 (c)(d)(e)(f)	1,869,975	187
	4.75%, due 12/31/49 (c)(d)(e)(f)	9,032,054	903
			1,090
	Retail 0.3%
	Asbury Automotive Group, Inc. 3.00%, due 9/15/12	3,365,000	3,306,113
	Penske Auto Group, Inc. 3.50%, due 4/1/26	1,350,000	1,363,500
			4,669,613
	Telecommunications 0.2%
	NII Holdings, Inc. 3.125%, due 6/15/12	3,200,000	3,120,000

	Total Convertible Bonds (Cost $14,460,566)		15,247,303

	Corporate Bonds 78.6%
	Advertising 0.8%
	Interpublic Group of Cos., Inc. 6.25%, due 11/15/14	3,335,000	3,543,437
	Lamar Media Corp.
	6.625%, due 8/15/15	715,000	731,981
	Series B 6.625%, due 8/15/15	1,945,000	1,969,313
	7.875%, due 4/15/18	3,775,000	3,963,750
	9.75%, due 4/1/14	3,297,000	3,775,065
			13,983,546
	Aerospace & Defense 0.6%
	Alliant Techsystems, Inc. 6.875%, due 9/15/20	3,480,000	3,536,550
	BE Aerospace, Inc. 8.50%, due 7/1/18	2,660,000	2,899,400
	DAE Aviation Holdings, Inc. 11.25%, due 8/1/15 (a)	4,865,000	4,901,974
			11,337,924
	Agriculture 0.3%
	Alliance One International, Inc. 10.00%, due 7/15/16	4,295,000	4,649,338

	Airlines 0.0%‡
	Delta Air Lines, Inc. (Escrow Shares)
	(zero coupon), due 12/27/49 (e)(g)	3,395,000	59,412
	2.875%, due 2/6/24 (e)(g)	2,325,000	42,082
	2.875%, due 2/18/49 (a)(e)(g)	1,355,000	24,526
	8.00%, due 6/3/23 (e)(g)	2,560,000	46,336
	8.00%, due 6/3/49 (e)(g)	3,375,000	61,087
	8.30%, due 12/15/29 (e)(g)	3,660,000	64,050
	9.25%, due 3/15/49 (e)(g)	2,450,000	42,875
	9.75%, due 5/15/49 (e)(g)	350,000	6,125
	10.00%, due 8/15/49 (e)(g)	2,630,000	46,025
	10.375%, due 12/15/22 (e)(g)	3,275,000	57,312
	10.375%, due 2/1/49 (e)(g)	5,180,000	90,650
	Northwest Airlines, Inc. (Escrow Shares)
	7.625%, due 11/15/23 (e)(g)	3,847,600	14,429
	7.875%, due 12/31/49 (e)(g)	3,986,900	10,366
	8.70%, due 3/15/49 (e)(g)	155,000	403
	8.875%, due 6/1/49 (e)(g)	1,996,000	5,190
	9.875%, due 3/15/37 (e)(g)	2,108,000	5,481
	10.00%, due 2/1/49 (e)(g)	7,315,600	19,021
			595,370
	Apparel 0.7%
	Hanesbrands, Inc. 8.00%, due 12/15/16	3,795,000	4,008,469
	Levi Strauss & Co. 7.625%, due 5/15/20	2,264,000	2,348,900
	Unifi, Inc. 11.50%, due 5/15/14	5,211,000	5,445,495
			11,802,864
	Auto Manufacturers 0.6%
	DaimlerChrysler Financial Services Americas LLC (zero coupon), due 8/3/13	5,097,500	5,089,273
	Ford Motor Co. 6.50%, due 8/1/18	1,125,000	1,144,687
	Oshkosh Corp.
	8.25%, due 3/1/17	1,580,000	1,698,500
	8.50%, due 3/1/20	1,580,000	1,710,350
			9,642,810
	Auto Parts & Equipment 2.3%
	Affinia Group, Inc.
	9.00%, due 11/30/14	1,570,000	1,617,100
	10.75%, due 8/15/16 (a)	2,770,000	3,081,625
	Allison Transmission, Inc. 11.25%, due 11/1/15 (a)(h)	1,323,000	1,435,455
	Cooper Standard Automotive, Inc. 8.50%, due 5/1/18 (a)	4,065,000	4,217,437
	FleetPride Corp. 11.50%, due 10/1/14 (a)	5,900,000	5,560,750
	Goodyear Tire & Rubber Co. (The)
	8.25%, due 8/15/20	7,145,000	7,520,112
	10.50%, due 5/15/16	2,345,000	2,655,713
	Johnson Controls, Inc. 5.25%, due 1/15/11	2,180,000	2,207,972
	Lear Corp. (Escrow Shares) 8.75%, due 12/1/16 (c)(f)(g)	2,681,000	4,022
	Tenneco, Inc.
	7.75%, due 8/15/18 (a)	3,395,000	3,479,875
	8.625%, due 11/15/14	1,170,000	1,199,250
	TRW Automotive, Inc.
	7.00%, due 3/15/14 (a)	3,415,000	3,602,825
	8.875%, due 12/1/17 (a)	3,050,000	3,339,750
			39,921,886
	Banks 2.1%
	Ally Financial, Inc. 7.50%, due 9/15/20 (a)	5,897,000	6,280,305
	CapitalSource, Inc. 12.75%, due 7/15/14 (a)	5,150,000	5,986,875
¤	GMAC, Inc.
	6.75%, due 12/1/14	7,410,000	7,720,293
	6.875%, due 9/15/11	1,095,000	1,129,219
	8.00%, due 11/1/31	3,480,000	3,732,300
	8.30%, due 2/12/15 (a)	8,905,000	9,706,450
	Provident Funding Associates 10.25%, due 4/15/17 (a)	3,255,000	3,352,650
			37,908,092
	Beverages 0.9%
	Constellation Brands, Inc.
	7.25%, due 9/1/16	965,000	1,026,519
	7.25%, due 5/15/17	2,400,000	2,559,000
	8.375%, due 12/15/14	1,310,000	1,445,912
	Cott Beverages, Inc. 8.125%, due 9/1/18 (a)	2,905,000	3,075,669
	8.375%, due 11/15/17 (a)	7,930,000	8,405,800
			16,512,900
	Building Materials 2.6%
	Associated Materials LLC/Associated Materials Financing, Inc. 9.875%, due 11/15/16	3,160,000	3,823,600
	Building Materials Corp. of America
	6.875%, due 8/15/18 (a)	3,595,000	3,532,087
	7.00%, due 2/15/20 (a)	955,000	978,875
	7.50%, due 3/15/20 (a)	5,640,000	5,668,200
	Compression Polymers Corp. 10.50%, due 7/1/13	3,460,000	3,494,600
	Goodman Global, Inc. 13.50%, due 2/15/16 (h)	3,480,000	3,828,000
¤	Texas Industries, Inc. 9.25%, due 8/15/20 (a)	20,290,000	21,050,875
	USG Corp. 9.75%, due 8/1/14 (a)	2,705,000	2,819,963
			45,196,200
	Chemicals 1.5%
	CF Industries, Inc.
	6.875%, due 5/1/18	2,580,000	2,776,725
	7.125%, due 5/1/20	2,085,000	2,280,469
	Georgia Gulf Corp. 9.00%, due 1/15/17 (a)	6,320,000	6,620,200
	Huntsman International LLC 5.50%, due 6/30/16	1,005,000	962,288
	Nalco Co. 8.25%, due 5/15/17	575,000	635,375
	Olin Corp. 8.875%, due 8/15/19	2,885,000	3,123,012
	Phibro Animal Health Corp. 9.25%, due 7/1/18 (a)	10,075,000	10,427,625
			26,825,694
	Coal 1.1%
	Arch Coal, Inc.
	7.25%, due 10/1/20	1,110,000	1,172,438
	8.75%, due 8/1/16	2,070,000	2,282,175
	Consol Energy, Inc. 8.00%, due 4/1/17 (a)	8,175,000	8,849,437
	Peabody Energy Corp.
	6.50%, due 9/15/20	3,485,000	3,750,731
	7.375%, due 11/1/16	845,000	921,050
	7.875%, due 11/1/26	2,235,000	2,464,088
			19,439,919
	Commercial Services 1.6%
	Corrections Corp. of America
	6.25%, due 3/15/13	1,030,000	1,048,025
	7.75%, due 6/1/17	1,455,000	1,564,125
	El Comandante Capital Corp. (Escrow Shares) (zero coupon), due 12/31/50 (c)(e)(f)(g)	2,412,000	173,664
	Ford Holdings LLC 9.30%, due 3/1/30	1,710,000	1,902,375
	Great Lakes Dredge & Dock Corp. 7.75%, due 12/15/13	4,854,000	4,878,270
	iPayment, Inc. 9.75%, due 5/15/14	5,800,000	5,292,500
	Knowledge Learning Corp., Inc. 7.75%, due 2/1/15 (a)	7,845,000	7,766,550
	Lender Processing Services, Inc. 8.125%, due 7/1/16	3,380,000	3,641,950
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares)
	6.50%, due 8/1/49 (c)(f)(g)	150,000	7,800
	9.75%, due 1/15/49 (a)(c)(f)(g)	8,530,000	443,560
	Service Corp. International 7.625%, due 10/1/18	1,618,000	1,731,260
			28,450,079
	Computers 0.6%
	SunGard Data Systems, Inc.
	4.875%, due 1/15/14	3,625,000	3,507,187
	9.125%, due 8/15/13	3,070,000	3,135,238
	10.625%, due 5/15/15	3,425,000	3,818,875
			10,461,300
	Distribution & Wholesale 0.6%
	ACE Hardware Corp. 9.125%, due 6/1/16 (a)	4,815,000	5,140,012
	American Tire Distributors, Inc. 9.75%, due 6/1/17 (a)	4,970,000	5,293,050
			10,433,062
	Electric 4.5%
	AES Corp. (The) 8.75%, due 5/15/13 (a)	885,000	898,275
	AES Eastern Energy, L.P. Series 1999-A 9.00%, due 1/2/17	6,121,507	6,335,759
	Calpine Construction Finance Co., L.P. and CCFC Finance Corp. 8.00%, due 6/1/16 (a)	13,635,000	14,589,450
	Calpine Corp. 7.25%, due 10/15/17 (a)	10,177,000	10,355,098
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	3,525,000	3,498,263
	GenOn Escrow Corp. 9.50%, due 10/15/18 (a)	6,410,000	6,169,625
	Ipalco Enterprises, Inc.
	7.25%, due 4/1/16 (a)	1,615,000	1,736,125
	8.625%, due 11/14/11	795,000	837,731
	NRG Energy, Inc. 7.25%, due 2/1/14	3,675,000	3,771,469
	PNM Resources, Inc. 9.25%, due 5/15/15	2,825,000	3,040,406
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,305,000	2,544,084
	Reliant Energy Mid-Atlantic Power Holdings LLC Series C 9.681%, due 7/2/26	1,190,000	1,240,575
¤	Reliant Energy, Inc.
	7.625%, due 6/15/14	2,975,000	2,945,250
	7.875%, due 6/15/17	14,950,000	13,940,875
	RRI Energy, Inc. 6.75%, due 12/15/14	6,780,000	6,932,550
			78,835,535
	Electrical Components & Equipment 0.4%
	Belden, Inc.
	7.00%, due 3/15/17	2,240,000	2,245,600
	9.25%, due 6/15/19 (a)	4,810,000	5,194,800
			7,440,400
	Electronics 0.2%
	Stoneridge, Inc. 9.50%, due 10/15/17 (a)	3,110,000	3,187,750

	Energy - Alternate Sources 0.3%
	Headwaters, Inc. 11.375%, due 11/1/14	4,510,000	4,803,150

	Engineering & Construction 0.3%
	New Enterprise Stone & Lime Co. 11.00%, due 9/1/18 (a)	5,985,000	5,595,975

	Entertainment 2.8%
	American Casino & Entertainment Properties LLC 11.00%, due 6/15/14	2,880,000	2,808,000
	FireKeepers Development Authority 13.875%, due 5/1/15 (a)	870,000	1,013,550
	Greektown Superholdings, Inc. 13.00%, due 7/1/15 (a)	6,595,000	7,160,019
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	2,185,000	1,977,425
	Jacobs Entertainment, Inc. 9.75%, due 6/15/14	7,415,000	6,784,725
	Mohegan Tribal Gaming Authority
	6.125%, due 2/15/13	1,210,000	957,413
	8.00%, due 4/1/12	2,586,000	1,965,360
	Peninsula Gaming LLC
	8.375%, due 8/15/15	1,665,000	1,731,600
	10.75%, due 8/15/17	4,559,000	4,815,444
	Penn National Gaming, Inc. 6.75%, due 3/1/15	7,510,000	7,510,000
	Pinnacle Entertainment, Inc.
	7.50%, due 6/15/15	2,305,000	2,230,087
	8.625%, due 8/1/17	3,490,000	3,703,762
	Seneca Gaming Corp.
	7.25%, due 5/1/12	1,095,000	1,078,575
	Series B 7.25%, due 5/1/12	2,180,000	2,147,300
	Speedway Motorsports, Inc.
	6.75%, due 6/1/13	700,000	707,000
	8.75%, due 6/1/16	2,985,000	3,223,800
	United Artists Theatre Circuit, Inc. Series BA7 9.30%, due 7/1/15 (c)(f)	599,757	419,830
			50,233,890
	Environmental Controls 0.6%
	Clean Harbors, Inc. 7.625%, due 8/15/16	2,524,000	2,624,960
	Geo Sub Corp. 11.00%, due 5/15/12	8,780,000	7,880,050
			10,505,010
	Finance - Auto Loans 2.8%
	AmeriCredit Corp. 8.50%, due 7/1/15	5,177,000	5,442,321
	Credit Acceptance Corp. 9.125%, due 2/1/17 (a)	1,070,000	1,123,500
¤	Ford Motor Credit Co. LLC
	5.542%, due 6/15/11 (b)	5,535,000	5,673,375
	5.625%, due 9/15/15	1,805,000	1,856,116
	7.25%, due 10/25/11	8,545,000	8,969,943
	7.50%, due 8/1/12	3,130,000	3,322,680
	8.00%, due 6/1/14	10,630,000	11,624,139
	8.00%, due 12/15/16	155,000	175,207
	8.125%, due 1/15/20	3,735,000	4,291,758
	12.00%, due 5/15/15	1,510,000	1,901,795
	General Motors Acceptance Corp. LLC 6.75%, due 12/1/14	5,080,000	5,241,793
			49,622,627
	Finance - Consumer Loans 0.4%
	SLM Corp. 8.00%, due 3/25/20	6,680,000	6,628,751

	Finance - Other Services 0.6%
	Nationstar Mortgage/Nationstar Capital Corp. 10.875%, due 4/1/15 (a)	7,510,000	6,289,625
	Salton Sea Funding Corp. Series E 8.30%, due 5/30/11 (c)	1,390	1,415
	SquareTwo Financial Corp. 11.625%, due 4/1/17 (a)	4,185,000	3,724,650
			10,015,690
	Food 2.6%
	American Seafoods Group LLC/American Seafoods Finance, Inc. 10.75%, due 5/15/16 (a)	4,740,000	4,834,800
	American Stores Co. 8.00%, due 6/1/26	4,495,000	3,781,419
	ASG Consolidated LLC/ASG Finance, Inc. 15.00%, due 5/15/17 (a)	3,370,000	3,049,850
	B&G Foods, Inc. 7.625%, due 1/15/18	3,185,000	3,316,381
	C&S Group Enterprises LLC 8.375%, due 5/1/17 (a)	3,575,000	3,490,094
	Smithfield Foods, Inc.
	7.00%, due 8/1/11	1,480,000	1,524,400
	10.00%, due 7/15/14 (a)	4,540,000	5,221,000
	Stater Brothers Holdings 7.75%, due 4/15/15	1,047,000	1,073,175
	TreeHouse Foods, Inc.
	6.03%, due 9/30/13 (c)(f)	6,300,000	6,300,000
	7.75%, due 3/1/18	3,070,000	3,300,250
	Tyson Foods, Inc.
	8.25%, due 10/1/11	1,185,000	1,257,581
	10.50%, due 3/1/14	7,735,000	9,311,006
			46,459,956
	Forest Products & Paper 2.9%
	ABI Escrow Corp. 10.25%, due 10/15/18 (a)	7,095,000	7,219,162
	Bowater, Inc. 9.375%, due 12/15/21 (e)	6,404,700	1,825,340
	Domtar Corp. 7.875%, due 10/15/11	8,498,000	8,965,390
¤	Georgia-Pacific Corp.
	7.00%, due 1/15/15 (a)	2,185,000	2,272,400
	7.125%, due 1/15/17 (a)	1,231,000	1,303,321
	7.25%, due 6/1/28	4,180,000	4,294,950
	7.375%, due 12/1/25	1,310,000	1,355,850
	7.75%, due 11/15/29	64,000	67,200
	8.00%, due 1/15/24	3,469,000	3,893,952
	8.125%, due 5/15/11	7,670,000	7,957,625
	8.875%, due 5/15/31	6,895,000	7,860,300
	Georgia-Pacific LLC 9.50%, due 12/1/11	595,000	639,625
	Weyerhaeuser Co.
	6.75%, due 3/15/12	2,100,000	2,215,353
	6.875%, due 12/15/33	495,000	472,523
			50,342,991
	Gas 0.1%
	Regency Energy Partners/Regency Energy Finance Corp. 8.375%, due 12/15/13	1,981,000	2,065,193

	Hand & Machine Tools 0.0%‡
	Baldor Electric Co. 8.625%, due 2/15/17	750,000	802,500

	Health Care - Products 1.6%
	Alere, Inc. 8.625%, due 10/1/18 (a)	2,155,000	2,187,325
	Biomet, Inc.
	10.00%, due 10/15/17	4,835,000	5,336,631
	11.625%, due 10/15/17	4,045,000	4,505,119
	Hanger Orthopedic Group, Inc. 10.25%, due 6/1/14	5,215,000	5,475,750
	Invacare Corp. 9.75%, due 2/15/15	4,890,000	5,220,075
	ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75%, due 11/15/14	5,065,000	5,305,587
			28,030,487
	Health Care - Services 3.5%
	American Renal Holdings 8.375%, due 5/15/18 (a)	2,830,000	2,914,900
	Capella Healthcare, Inc. 9.25%, due 7/1/17 (a)	3,285,000	3,514,950
	Centene Corp. 7.25%, due 4/1/14	2,660,000	2,746,450
	Community Health Systems, Inc. 8.875%, due 7/15/15	6,105,000	6,486,562
	DaVita, Inc. 6.625%, due 3/15/13	3,072,000	3,121,920
	Gentiva Health Services, Inc. 11.50%, due 9/1/18 (a)	3,020,000	3,223,850
¤	HCA, Inc.
	5.75%, due 3/15/14	3,050,000	3,008,063
	6.30%, due 10/1/12	4,270,000	4,334,050
	6.75%, due 7/15/13	3,095,000	3,156,900
	7.19%, due 11/15/15	93,000	91,140
	7.875%, due 2/1/11	3,700,000	3,737,000
	8.50%, due 4/15/19	1,470,000	1,639,050
	9.00%, due 12/15/14	440,000	462,000
	9.125%, due 11/15/14	480,000	505,800
	9.875%, due 2/15/17	1,035,000	1,143,675
	HealthSouth Corp. 8.125%, due 2/15/20	3,090,000	3,213,600
	LifePoint Hospitals, Inc. 6.625%, due 10/1/20 (a)	3,510,000	3,580,200
	MultiPlan, Inc. 9.875%, due 9/1/18 (a)	6,270,000	6,552,150
	Psychiatric Solutions, Inc. 7.75%, due 7/15/15	2,490,000	2,589,600
	Sun Healthcare Group, Inc. 9.125%, due 4/15/15	4,095,000	4,340,700
	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.
	8.00%, due 2/1/18	1,015,000	1,030,225
	8.00%, due 2/1/18 (a)	640,000	640,000
			62,032,785
	Holding Companies - Diversified 0.5%
	Leucadia National Corp. 8.125%, due 9/15/15	4,480,000	4,816,000
	Susser Holdings LLC/Susser Finance Corp. 8.50%, due 5/15/16	4,640,000	4,825,600
			9,641,600
	Household Products & Wares 1.1%
	Central Garden and Pet Co. 8.25%, due 3/1/18	4,785,000	4,886,681
	Diversey, Inc. 8.25%, due 11/15/19	1,500,000	1,605,000
	Jarden Corp. 7.50%, due 5/1/17	5,940,000	6,147,900
	Spectrum Brands, Inc. 9.50%, due 6/15/18 (a)	6,505,000	6,976,613
			19,616,194
	Housewares 0.4%
	Libbey Glass, Inc. 10.00%, due 2/15/15 (a)	6,175,000	6,638,125

	Insurance 1.9%
	AIG SunAmerica Global Financing VI 6.30%, due 5/10/11 (a)	2,690,000	2,743,800
¤	Crum & Forster Holdings Corp. 7.75%, due 5/1/17	15,470,000	16,108,137
	HUB International Holdings, Inc. 9.00%, due 12/15/14 (a)	5,165,000	5,100,437
	Ironshore Holdings (US), Inc. 8.50%, due 5/15/20 (a)	4,190,000	4,244,512
	Lumbermens Mutual Casualty Co.
	8.45%, due 12/1/97 (a)(c)(e)	555,000	5,606
	9.15%, due 7/1/26 (a)(c)(e)	12,235,000	123,574
	USI Holdings Corp.
	4.251%, due 11/15/14 (a)(b)	770,000	655,462
	9.75%, due 5/15/15 (a)	2,599,000	2,521,030
	Willis North America, Inc. 6.20%, due 3/28/17	2,430,000	2,589,345
			34,091,903
	Internet 0.3%
	Expedia, Inc. 8.50%, due 7/1/16 (a)	4,795,000	5,214,562

	Investment Management/Advisory Services 0.6%
	Janus Capital Group, Inc.
	6.125%, due 9/15/11	1,275,000	1,289,198
	6.50%, due 6/15/12	285,000	298,953
	6.95%, due 6/15/17	3,743,000	3,910,002
	Pinafore LLC/Pinafore, Inc. 9.00%, due 10/1/18 (a)	5,085,000	5,339,250
			10,837,403
	Iron & Steel 0.5%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	1,915,000	1,928,200
	Allegheny Technologies, Inc.
	8.375%, due 12/15/11	85,000	89,555
	9.375%, due 6/1/19	2,600,000	3,142,285
	Ryerson, Inc. 12.00%, due 11/1/15	4,090,000	4,212,700
			9,372,740
	Leisure Time 0.7%
	Brunswick Corp. 11.25%, due 11/1/16 (a)	1,760,000	2,028,400
	Harley-Davidson Funding Corp.
	5.25%, due 12/15/12 (a)	255,000	268,453
	6.80%, due 6/15/18 (a)	6,685,000	7,268,527
	Town Sports International Holdings, Inc. 11.00%, due 2/1/14	3,470,000	3,287,825
			12,853,205
	Lodging 1.0%
	MGM Mirage, Inc. 13.00%, due 11/15/13	1,825,000	2,144,375
	San Pasqual Casino 8.00%, due 9/15/13 (a)	1,815,000	1,780,969
	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC 2.792%, due 3/15/14 (a)(b)	3,760,000	3,299,400
	Sheraton Holding Corp. 7.375%, due 11/15/15	2,580,000	2,831,550
	Starwood Hotels & Resorts Worldwide, Inc.
	6.25%, due 2/15/13	2,575,000	2,739,156
	7.875%, due 5/1/12	4,224,000	4,530,240
			17,325,690
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 8.875%, due 3/15/11	3,640,000	3,749,200

	Media 3.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
	7.25%, due 10/30/17 (a)	1,245,000	1,262,119
	7.875%, due 4/30/18 (a)	1,585,000	1,644,437

¤	Charter Communications Operating LLC 8.00%, due 4/30/12 (a)	12,734,000	13,498,040
	Charter Communications Operating LLC/Charter Communications Operating Capital 10.875%, due 9/15/14 (a)	565,000	639,863
	CSC Holdings, Inc.
	6.75%, due 4/15/12	915,000	957,319
	8.50%, due 4/15/14	6,575,000	7,240,719
	CW Media Holdings, Inc. 13.50%, due 8/15/15 (a)(h)	1,665,000	1,902,262
	HSN, Inc. 11.25%, due 8/1/16	5,075,000	5,785,500
	Morris Publishing Group LLC 10.00%, due 9/1/14 (c)(h)	2,362,284	2,255,981
	Nielsen Finance LLC/Nielsen Finance Co.
	7.75%, due 10/15/18 (a)	5,300,000	5,261,151
	10.00%, due 8/1/14	620,000	651,775
	ProQuest LLC/ProQuest Notes Co. 9.00%, due 10/15/18 (a)	4,225,000	4,288,375
	Rainbow National Services LLC
	8.75%, due 9/1/12 (a)	2,940,000	2,951,025
	10.375%, due 9/1/14 (a)	8,515,000	8,855,600
	Ziff Davis Media, Inc. (Escrow Shares) 8.788%, due 7/15/11 (b)(c)(f)(g)(h)	904,813	23,616
			57,217,782
	Metal Fabricate & Hardware 0.5%
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	2,705,000	2,387,162
	8.75%, due 9/1/20 (a)	5,200,000	5,460,000
	Neenah Foundry Co. 15.00%, due 7/29/15 (c)(f)(h)	1,189,999	1,189,999
			9,037,161
	Mining 0.5%
	Freeport-McMoRan Copper & Gold, Inc.
	8.25%, due 4/1/15	613,000	655,910
	8.375%, due 4/1/17	7,105,000	7,930,956
			8,586,866
	Miscellaneous - Manufacturing 1.7%
	Actuant Corp. 6.875%, due 6/15/17	3,030,000	3,090,600
	Amsted Industries, Inc. 8.125%, due 3/15/18 (a)	10,055,000	10,469,769
	Freedom Group, Inc. 10.25%, due 8/1/15 (a)	2,115,000	2,236,613
	Koppers, Inc. 7.875%, due 12/1/19	5,005,000	5,217,712
	SPX Corp.
	6.875%, due 9/1/17 (a)	4,285,000	4,542,100
	7.625%, due 12/15/14	4,095,000	4,463,550
			30,020,344
	Office Furnishings 0.2%
	Interface, Inc. 9.50%, due 2/1/14	3,732,000	3,857,955

	Oil & Gas 9.1%
	Anadarko Petroleum Corp. 6.375%, due 9/15/17	3,189,000	3,514,135
	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. 12.125%, due 8/1/17	2,580,000	2,983,125
	Berry Petroleum Co. 10.25%, due 6/1/14	3,915,000	4,414,162
	Chaparral Energy, Inc. 8.50%, due 12/1/15	6,330,000	6,155,925
	Chesapeake Energy Corp.
	6.50%, due 8/15/17	9,215,000	9,560,562
	6.875%, due 8/15/18	2,565,000	2,686,838
	Comstock Resources, Inc. 6.875%, due 3/1/12	3,565,000	3,569,563
	Continental Resources, Inc. 8.25%, due 10/1/19	3,620,000	3,963,900
	Denbury Resources, Inc.
	7.50%, due 4/1/13	1,298,000	1,320,715
	7.50%, due 12/15/15	3,065,000	3,179,938
	8.25%, due 2/15/20	5,415,000	5,909,119
	Forest Oil Corp. 8.00%, due 12/15/11	3,885,000	4,108,387
	Frontier Oil Corp.
	6.625%, due 10/1/11	3,350,000	3,362,563
	8.50%, due 9/15/16	2,230,000	2,319,200
	Hilcorp Energy I, L.P./Hilcorp Finance Co.
	7.75%, due 11/1/15 (a)	7,150,000	7,221,500
	9.00%, due 6/1/16 (a)	2,895,000	3,003,563
	Holly Corp. 9.875%, due 6/15/17	4,550,000	4,817,312
	KCS Energy, Inc. 7.125%, due 4/1/12	5,735,000	5,749,337
	Linn Energy LLC 9.875%, due 7/1/18	3,685,000	4,044,287
	Linn Energy LLC/Linn Energy Finance Corp. 11.75%, due 5/15/17	3,820,000	4,383,450
	Mariner Energy, Inc. 7.50%, due 4/15/13	3,115,000	3,227,919
	Newfield Exploration Co.
	6.625%, due 9/1/14	6,425,000	6,569,562
	6.625%, due 4/15/16	5,060,000	5,262,400
	Penn Virginia Corp. 10.375%, due 6/15/16	2,400,000	2,628,000
	PetroHawk Energy Corp.
	7.875%, due 6/1/15	675,000	707,063
	10.50%, due 8/1/14	3,615,000	4,093,987
	Petroquest Energy, Inc. 10.00%, due 9/1/17	8,075,000	8,155,750
	Pioneer Drilling Co. 9.875%, due 3/15/18 (a)	3,325,000	3,399,813
	Plains Exploration & Production Co.
	7.75%, due 6/15/15	2,100,000	2,202,375
	10.00%, due 3/1/16	4,640,000	5,289,600
	Pride International, Inc. 6.875%, due 8/15/20	3,745,000	4,077,369
	Range Resources Corp.
	7.50%, due 5/15/16	310,000	323,950
	8.00%, due 5/15/19	2,980,000	3,255,650
	Rosetta Resources, Inc. 9.50%, due 4/15/18	3,280,000	3,378,400
	Stone Energy Corp.
	6.75%, due 12/15/14	4,640,000	4,268,800
	8.625%, due 2/1/17	2,400,000	2,358,000
	W&T Offshore, Inc. 8.25%, due 6/15/14 (a)	4,995,000	4,795,200
	Whiting Petroleum Corp.
	6.50%, due 10/1/18	2,810,000	2,873,225
	7.00%, due 2/1/14	7,396,000	7,802,780
			160,937,424
	Oil & Gas Services 0.4%
	American Petroleum Tankers LLC/AP Tankers Co. 10.25%, due 5/1/15 (a)	3,165,000	3,236,212
	Complete Production Services, Inc. 8.00%, due 12/15/16	3,815,000	3,929,450
			7,165,662
	Packaging & Containers 1.5%
	Ball Corp.
	6.75%, due 9/15/20	920,000	975,200
	7.125%, due 9/1/16	2,790,000	3,013,200
	7.375%, due 9/1/19	2,805,000	3,050,437
	Greif, Inc. 6.75%, due 2/1/17	3,324,000	3,427,875
	Owens-Brockway Glass Container, Inc.
	6.75%, due 12/1/14	4,035,000	4,145,962
	7.375%, due 5/15/16	1,750,000	1,883,438
	Plastipak Holdings, Inc. 10.625%, due 8/15/19 (a)	7,183,000	7,973,130
	Silgan Holdings, Inc.
	6.75%, due 11/15/13	195,000	197,925
	7.25%, due 8/15/16	2,295,000	2,435,569
			27,102,736
	Pharmaceuticals 2.3%
	BioScrip, Inc. 10.25%, due 10/1/15	3,325,000	3,399,813
	Catalent Pharma Solutions, Inc. 10.25%, due 4/15/15 (h)	6,901,515	6,970,530
	Lantheus Medical Imaging, Inc. 9.75%, due 5/15/17 (a)	2,465,000	2,538,950
	Mylan, Inc.
	7.625%, due 7/15/17 (a)	3,885,000	4,132,669
	7.875%, due 7/15/20 (a)	2,940,000	3,149,475
	NBTY, Inc. 7.125%, due 10/1/15	5,355,000	5,555,812
	Quintiles Transnational Corp. 10.25%, due 12/30/14 (a)(h)	4,740,000	4,870,350
	Valeant Pharmaceuticals International
	6.75%, due 10/1/17 (a)	2,200,000	2,244,000
	7.00%, due 10/1/20 (a)	2,200,000	2,249,500
	8.375%, due 6/15/16	4,585,000	5,318,600
			40,429,699
	Pipelines 2.3%
	ANR Pipeline Co.
	7.375%, due 2/15/24 11.50%, beginning 11/1/11	395,000	509,608
	9.625%, due 11/1/21	7,515,000	11,072,082
	Cedar Brakes II LLC 9.875%, due 9/1/13 (a)	2,681,007	2,798,408
	Copano Energy LLC 8.125%, due 3/1/16	3,405,000	3,473,100
	Copano Energy LLC/Copano Energy Finance Corp. 7.75%, due 6/1/18	5,145,000	5,196,450
	Crosstex Energy, L.P. /Crosstex Energy Finance Corp. 8.875%, due 2/15/18	2,065,000	2,163,088
	El Paso Natural Gas Co. 7.50%, due 11/15/26	1,435,000	1,609,439
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	6.875%, due 11/1/14	4,050,000	4,105,688
	8.50%, due 7/15/16	6,065,000	6,398,575
	Northwest Pipeline Corp. 7.125%, due 12/1/25	2,195,000	2,548,926
			39,875,364
	Real Estate Investment Trusts 1.1%
	Host Hotels & Resorts, L.P. 6.875%, due 11/1/14	2,145,000	2,214,713
	Host Marriott, L.P.
	6.375%, due 3/15/15	2,675,000	2,738,531
	Series Q 6.75%, due 6/1/16	9,400,000	9,740,750
	Omega Healthcare Investors, Inc. 7.00%, due 4/1/14	5,200,000	5,307,250
			20,001,244
	Retail 3.0%
	AmeriGas Partners, L.P. 7.25%, due 5/20/15	4,265,000	4,414,275
	AmeriGas Partners, L.P./AmeriGas Eagle Finance Corp. 7.125%, due 5/20/16	995,000	1,037,288
	Asbury Automotive Group, Inc.
	7.625%, due 3/15/17	675,000	658,125
	8.00%, due 3/15/14	1,935,000	1,954,350
	AutoNation, Inc. 6.75%, due 4/15/18	4,895,000	5,017,375
	J.C. Penney Corp., Inc. 7.125%, due 11/15/23	4,215,000	4,404,675
	Limited Brands, Inc. 8.50%, due 6/15/19	2,110,000	2,452,875
	Penske Auto Group, Inc. 7.75%, due 12/15/16	7,629,000	7,447,811
	Phillips-Van Heusen Corp. 7.375%, due 5/15/20	3,325,000	3,503,719
	QVC, Inc. 7.125%, due 4/15/17 (a)	1,405,000	1,454,175
	Roadhouse Financing, Inc. 10.75%, due 10/15/17 (a)	1,230,000	1,260,750
	Sally Holdings LLC 9.25%, due 11/15/14	4,990,000	5,251,975
	Sears Holding Corp. 6.625%, due 10/15/18 (a)	4,415,000	4,449,481
	Sonic Automotive, Inc. 9.00%, due 3/15/18	5,640,000	5,851,500
	Star Gas Partners, L.P./Star Gas Finance Co. Series B 10.25%, due 2/15/13	3,006,000	3,073,635
			52,232,009
	Semiconductors 0.1%
	Advanced Micro Devices, Inc. 7.75%, due 8/1/20 (a)	2,410,000	2,488,325

	Software 0.4%
	Fidelity National Information Services, Inc.
	7.625%, due 7/15/17 (a)	2,880,000	3,074,400
	7.875%, due 7/15/20 (a)	955,000	1,029,013
	SS&C Technologies, Inc. 11.75%, due 12/1/13	3,513,000	3,662,302
			7,765,715
	Telecommunications 3.7%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	6,050,000	4,401,375
	American Tower Corp. 7.25%, due 5/15/19	1,545,000	1,817,306
	CC Holdings GS V LLC/Crown Castle GS III Corp. 7.75%, due 5/1/17 (a)	8,745,000	9,663,225
	Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, due 12/1/15 (a)	6,705,000	7,241,400
	Crown Castle International Corp.
	7.125%, due 11/1/19	6,835,000	7,279,275
	9.00%, due 1/15/15	940,000	1,036,350
	DigitalGlobe, Inc. 10.50%, due 5/1/14	2,820,000	3,137,250
	GCI, Inc.
	7.25%, due 2/15/14	3,645,000	3,717,900
	8.625%, due 11/15/19	4,835,000	5,161,362
	GeoEye, Inc. 9.625%, due 10/1/15	2,060,000	2,247,975
	Lucent Technologies, Inc. 6.50%, due 1/15/28	4,125,000	2,980,313
	MetroPCS Wireless, Inc. 7.875%, due 9/1/18	3,445,000	3,548,350
	Qwest Corp. 7.50%, due 10/1/14	1,010,000	1,141,300
	SBA Telecommunications, Inc. 8.25%, due 8/15/19	3,905,000	4,295,500
	Sprint Nextel Corp. 8.375%, due 8/15/17	6,705,000	7,274,925
			64,943,806
	Textiles 0.4%
	INVISTA 9.25%, due 5/1/12 (a)	6,772,000	6,856,650

	Transportation 0.9%
	KAR Holdings, Inc.
	4.466%, due 5/1/14 (b)	2,475,000	2,289,375
	8.75%, due 5/1/14	2,175,000	2,264,719
	10.00%, due 5/1/15	6,060,000	6,363,000
	Syncreon Global Ireland, Ltd./Syncreon Global Finance US, Inc. 9.50%, due 5/1/18 (a)	4,490,000	4,405,812
			15,322,906
	Trucking & Leasing 0.2%
	Greenbrier Cos., Inc. 8.375%, due 5/15/15	3,540,000	3,433,800

	Total Corporate Bonds (Cost $1,320,184,238)		1,390,379,744

	Foreign Bond 0.4%
	Media 0.4%

Shaw Communications, Inc. 7.50%, due 11/20/13	C$	5,470,000	6,044,220

Total Foreign Bond (Cost $4,353,817)			6,044,220

	Loan Assignments & Participations 4.3% (i)
	Aerospace & Defense 0.1%
	DAE Aviation Holdings, Inc.
	Tranche B1 Term Loan 4.23%, due 7/31/14	$1,133,506	1,040,701
	Tranche B2 Term Loan 4.23%, due 7/31/14	1,097,609	1,007,742
			2,048,443
	Auto Manufacturers 0.6%
	Ford Motor Co. Term Loan 3.03%, due 12/16/13	10,057,687	9,854,964

	Commercial Services 0.6%
	Lender Processing Services, Inc. Term Loan A 2.256%, due 7/2/13	3,146,000	3,138,135
	Ocwen Financial Corp. Term Loan 9.00%, due 7/28/15	6,615,375	6,648,452
			9,786,587
	Electric 0.9%
	Calpine Corp. 1st Priority Term Loan 3.165%, due 3/29/14	1,486,609	1,450,270
	Texas Competitive Electric Holdings Co. LLC
	Term Loan B3 3.758%, due 10/10/14	9,143,176	7,070,720
	Term Loan B2 3.923%, due 10/10/14	10,345,050	8,023,166
			16,544,156
	Food 0.1%
	American Seafoods Group LLC/American Seafoods Finance, Inc. Term Loan B 5.50%, due 5/2/15	2,405,000	2,398,206

	Health Care - Services 0.9%
	Community Health Systems, Inc.
	Delayed Draw Term Loan 2.549%, due 7/25/14	592,534	561,868
	Term Loan 2.549%, due 7/25/14	8,252,122	7,825,033
¤	HCA, Inc.
	Term Loan A 1.789%, due 11/16/12	1,662,753	1,604,486
	Term Loan B 2.539%, due 11/18/13	6,419,543	6,173,675
			16,165,062
	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (c)(e)(f)	1,848,560	4,991

	Media 0.8%
¤	Charter Communications Operating LLC
	Replacement Term Loan 2.26%, due 3/6/14	767,814	748,853
	Extended Term Loan 3.54%, due 9/6/16	5,417,443	5,285,393
	Nielsen Finance LLC Class A Term Loan 2.258%, due 8/9/13	7,810,018	7,520,328
			13,554,574
	Metal Fabricate & Hardware 0.3%
	Neenah Corp. Exit Term Loan 11.00%, due 1/2/15 (c)(f)	6,000,000	6,000,000

	Total Loan Assignments & Participations (Cost $81,220,720)		76,356,983

	Yankee Bonds 9.8% (j)
	Chemicals 1.0%
¤	Nova Chemicals Corp.
	3.748%, due 11/15/13 (b)	6,430,000	6,148,687
	6.50%, due 1/15/12	7,500,000	7,800,000
	8.375%, due 11/1/16	3,835,000	4,036,338
			17,985,025
	Commercial Services 0.4%
	National Money Mart Co. 10.375%, due 12/15/16	7,125,000	7,588,125

	Diversified Financial Services 0.4%
	Smurfit Capital Funding PLC 7.50%, due 11/20/25	8,015,000	7,173,425

	Entertainment 0.3%
	MU Finance PLC 8.375%, due 2/1/17 (a)	5,025,000	4,899,375

	Forest Products & Paper 0.2%
	PE Paper Escrow GmbH 12.00%, due 8/1/14 (a)	2,425,000	2,800,875

	Health Care - Products 0.5%
	DJO Finance LLC/DJO Finance Corp. 10.875%, due 11/15/14	7,440,000	8,091,000

	Insurance 0.7%
	Allied World Assurance Co. Holdings, Ltd. 7.50%, due 8/1/16	4,615,000	5,217,257
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	3,015,000	3,124,294
	7.75%, due 7/15/37	135,000	128,419
	8.30%, due 4/15/26	4,645,000	4,674,031
			13,144,001
	Leisure Time 0.3%
	Willis Group Holdings, Ltd. (Trinity Acquisition, Ltd.) 12.875%, due 12/31/16 (a)(c)(f)	3,350,000	4,675,491

	Media 1.4%
	Quebecor Media, Inc. 7.75%, due 3/15/16	10,679,000	11,012,719
	Videotron Ltee
	6.875%, due 1/15/14	1,120,000	1,136,800
	9.125%, due 4/15/18	10,830,000	12,183,750
			24,333,269
	Oil & Gas Services 0.4%
	Expro Finance Luxembourg SCA 8.50%, due 12/15/16 (a)	7,410,000	7,058,025

	Pharmaceuticals 0.4%
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75%, due 9/15/18 (a)	7,665,000	7,875,788

	Semiconductors 0.2%
	STATS ChipPAC, Ltd. 7.50%, due 8/12/15 (a)	3,300,000	3,555,750

	Telecommunications 3.5%
¤	Intelsat Subsidiary Holding Co., Ltd.
	8.50%, due 1/15/13	17,635,000	17,833,394
	8.875%, due 1/15/15	1,415,000	1,464,525
	8.875%, due 1/15/15 (a)	6,110,000	6,293,300
	Millicom International Cellular S.A. 10.00%, due 12/1/13	8,365,000	8,605,494
	Nortel Networks, Ltd.
	10.125%, due 7/15/13 (e)	1,065,000	867,975
	10.75%, due 7/15/16 (e)	1,540,000	1,258,950
	Sable International Finance, Ltd. 7.75%, due 2/15/17 (a)	6,430,000	6,783,650
	Virgin Media Finance PLC
	8.375%, due 10/15/19	4,455,000	4,889,362
	9.50%, due 8/15/16	4,930,000	5,570,900
	Virgin Media Secured Finance PLC 6.50%, due 1/15/18	8,020,000	8,461,100
			62,028,650
	Transportation 0.1%
	Kansas City Southern de Mexico S.A. de C.V. 7.375%, due 6/1/14	1,380,000	1,428,300

	Total Yankee Bonds (Cost $160,305,744)		172,637,099

	Total Long-Term Bonds (Cost $1,580,525,085)		1,660,665,349

		Shares	Value
	Common Stocks 0.3%
	Beverages 0.0%‡
	Cott Corp. (g)	15,300	120,105

	Commercial Services 0.1%
	Quad/Graphics, Inc. (g)	13,423	627,122

	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (c)(f)(g)	172,016	1,720

	Media 0.0%‡
	Adelphia Contingent Value Vehicle (c)(f)(g)	2,207,279	22,073

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (c)(f)	230,859	1,955,376

	Telecommunications 0.1%
	Loral Space & Communications, Ltd. (g)	43,456	2,268,403

	Total Common Stocks (Cost $4,642,754)		4,994,799

	Preferred Stocks 0.3%

	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. 10.00% (c)(f)(g)	2,059	21

	Real Estate Investment Trusts 0.3%
	Sovereign Real Estate Investment Corp. 12.00% (a)(c)	4,700	5,475,500

	Total Preferred Stocks (Cost $6,397,287)		5,475,521

		Number of Warrants	Value
	Warrants 0.0%‡
	Food 0.0%‡
	ASG Corp. Expires 5/15/18 (c)(g)	3,370	370,700

	Media 0.0%‡
	ION Media Networks, Inc. Expires 12/19/12 (c)(f)(g)	361,978	3,620

	Total Warrants (Cost $1,099)		374,320

		Principal Amount	Value
	Short-Term Investment 5.0%
	Repurchase Agreement 5.0%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $88,576,220 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 5/31/15, with a Principal Amount of $86,075,000 and a Market Value of $90,352,928)	$88,576,196	88,576,196

	Total Short-Term Investment (Cost $88,576,196)		88,576,196

	Total Investments (Cost $1,680,142,421) (k)	99.6%	1,760,086,185

	Other Assets, Less Liabilities	0.4	7,931,655
	Net Assets	100.0%	$1,768,017,840

¤	Among the Portfolio's 10 largest issuers held, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown is the rate in effect at September 30, 2010.
(c)	Illiquid security. The total market value of these securities at September 30, 2010 is $29,459,649, which represents 1.7% of the Portfolio's net assets.
(d)	Restricted security.
(e)	Issue in default.
(f)	Fair valued security. The total market value of these securities at September 30, 2010 is $21,226,873, which represents 1.2% of the Portfolio's net assets.
(g)	Non-income producing security.
(h)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2010. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(k)	At September 30, 2010, cost is $1,684,872,759 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$110,346,358
Gross unrealized depreciation	(35,132,932)
Net unrealized appreciation	$75,213,426

The following abbreviation is used in the above portfolio:
C$	-Canadian Dollar

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$15,246,213	$1,090	$15,247,303
Corporate Bonds (c)	—	1,381,817,253	8,562,491	1,390,379,744
Foreign Bond	—	6,044,220	—	6,044,220
Loan Assignments & Participations (d)	—	70,351,992	6,004,991	76,356,983
Yankee Bonds (e)	—	167,961,608	4,675,491	172,637,099
Total Long-Term Bonds	—	1,641,421,286	19,244,063	1,660,665,349
Common Stocks (f)	3,015,630	—	1,979,169	4,994,799
Preferred Stocks (g)	5,475,500	—	21	5,475,521
Warrants (h)	370,700	—	3,620	374,320
Short-Term Investment
Repurchase Agreement	—	88,576,196	—	88,576,196
Total Investments in Securities	$8,861,830	$1,729,997,482	$21,226,873	$1,760,086,185

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $1,090 is held in Internet within the Convertible Bonds section of the Portfolio of Investments.
(c)
The level 3 securities valued at $4,022, $625,024, $419,830, $6,300,000, $23,616 and $1,189,999 are held in Auto Parts & Equipment, Commercial  Services, Entertainment, Food, Media and Metal Fabricate & Hardware, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)
The level 3 securities valued at $4,991 and $6,000,000 are held in Machinery and Metal Fabricate & Hardware, respectively, within the  Loan Assignments & Participations section of the Portfolio of Investments.

(e)	The level 3 security valued at $4,675,491 is held in Leisure Time within the Yankee Bonds section of the Portfolio of Investments.
(f)
The level 3 securities valued at $1,720, $22,073 and $1,955,376 are held in Machinery, Media and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

(g)	The level 3 security valued at $21 is held in Machinery within the Preferred Stocks section of the Portfolio of Investments.
(h)	The level 3 security valued at $3,620 is held in Media within the Warrants section of the Portfolio of Investments.
At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2010
Long-Term Bonds
Convertible Bonds
Internet	$1,090	$-	$-	$-	$-	$-	$-	$-	$1,090	$-
Corporate Bonds
Auto Parts & Equipment	-	-	-	(3,016)	-	-	7,038	-	4,022	(3,016)
Commercial Services	625,024	-	-	-	-	-	-	-	625,024	-
Entertainment	412,585	11,683	16,708	66,739	-	(87,885)	-	-	419,830	48,293
Food	-	-	-	94,500	6,205,500	-	-	-	6,300,000	94,500
Media	275,699	4,904	(519,986)	566,707	43,895	(347,603)	-	-	23,616	566,707
Metal Fabricate & Hardware	-	-	-	-	1,189,999	-	-	-	1,189,999	-
Loan Assignments & Participations
Machinery	246,534	(461,286)	(53,641)	278,461	38,850	(43,927)	-	-	4,991	278,461
Metal Fabricate & Hardware	-	-	-	-	6,000,000	-	-	-	6,000,000	-
Yankee Bonds
Leisure Time	4,557,203	-	-	118,288	-	-	-	-	4,675,491	118,288
Common Stocks
Machinery	1,720	-	-	-	-	-	-	-	1,720	-
Media	22,073	-	-	-	-	-	-	-	22,073	-
Metal Fabricate & Hardware	-	-	-	-	1,955,376	-	-	-	1,955,376	-
Preferred Stocks
Machinery	21	-	-	-	-	-	-	-	21	-
Warrants
Media	-	-	-	2,521	1,099	-	-	-	3,620	2,521
Total	$6,141,949	$(444,699)	$(556,919)	$1,124,200	$15,434,719	$(479,415)	$7,038	$-	$21,226,873	$1,105,754

As of September 30, 2010, the Portfolio held the following foreign currency:
		Currency		Cost		Value
Canadian Dollar	CAD	615,428	USD	553,007	USD	598,142
Total			USD	553,007	USD	598,142

As of September 30, 2010, the Portfolio held the following restricted securities:

	Date(s) of	Principal		9/30/10	Percent of
Security	Acquisition	Amount	Cost	Value	Net Assets
At Home Corp.
Convertible Bond 0.525% due 12/28/18	8/31/01	$1,869,975	$-	$187	0.0	%‡
Convertible Bond 4.75% due 12/31/49	8/27/01	9,032,054	58,488	903	0.0	‡
Total			$58,488	$1,090	0.0	%‡
‡ Less than one-tenth of a percent.

MainStay VP ICAP Select Equity Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Shares	Value
	Common Stocks 97.0%†
	Aerospace & Defense 3.5%
	Honeywell International, Inc.	866,250	$38,063,025

	Auto Components 3.1%
	Johnson Controls, Inc.	1,133,150	34,561,075

	Beverages 10.9%
	Coca-Cola Co. (The)	655,300	38,348,156
	Molson Coors Brewing Co. Class B	295,700	13,962,954
¤	PepsiCo, Inc.	1,030,850	68,489,674
			120,800,784
	Capital Markets 2.7%
	BlackRock, Inc.	45,500	7,746,375
	Goldman Sachs Group, Inc. (The)	151,350	21,882,183
			29,628,558
	Commercial Banks 7.5%
	BB&T Corp.	562,600	13,547,408
	U.S. Bancorp	1,318,550	28,507,051
	Wells Fargo & Co.	1,623,850	40,807,350
			82,861,809
	Communications Equipment 7.0%
	Cisco Systems, Inc. (a)	1,889,150	41,372,385
	QUALCOMM, Inc.	798,100	36,010,272
			77,382,657
	Health Care Equipment & Supplies 1.8%
	Covidien PLC	503,450	20,233,656

	Industrial Conglomerates 0.8%
	Textron, Inc.	427,900	8,797,624

	Insurance 4.7%
	Aflac, Inc.	578,550	29,916,820
	Aon Corp.	573,750	22,439,363
			52,356,183
	IT Services 1.7%
	Accenture PLC Class A	436,300	18,538,387

	Machinery 2.1%
	Caterpillar, Inc.	287,700	22,636,236

	Media 3.9%
¤	Viacom, Inc. Class B	1,181,100	42,744,009

	Metals & Mining 4.0%
¤	Newmont Mining Corp.	700,050	43,970,140

	Oil, Gas & Consumable Fuels 14.2%
¤	ConocoPhillips	1,136,350	65,260,581
¤	Marathon Oil Corp.	1,275,400	42,215,740
¤	Occidental Petroleum Corp.	623,184	48,795,307
			156,271,628
	Pharmaceuticals 15.3%
¤	Merck & Co., Inc.	1,535,590	56,525,068
¤	Pfizer, Inc.	3,508,150	60,234,935
¤	Sanofi-Aventis, Sponsored ADR (b)	1,564,700	52,026,275
			168,786,278
	Semiconductors & Semiconductor Equipment 3.2%
	Texas Instruments, Inc.	1,310,583	35,569,223

	Software 3.1%
	Microsoft Corp.	1,413,150	34,608,044

	Specialty Retail 3.9%
¤	Lowe's Cos., Inc.	1,949,850	43,462,156

	Wireless Telecommunication Services 3.6%
	Vodafone Group PLC, Sponsored ADR (b)	1,601,450	39,731,975

	Total Common Stocks (Cost $992,228,862)		1,071,003,447

		Principal Amount	Value
	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $16,404,125 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $16,315,000 and a Market Value of $16,735,927)	$16,404,120	16,404,120

	Total Short-Term Investment (Cost $16,404,120)		16,404,120

	Total Investments (Cost $1,008,632,982) (c)	98.5%	1,087,407,567

	Other Assets, Less Liabilities	1.5	16,734,733
	Net Assets	100.0%	$1,104,142,300

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At September 30, 2010, cost is $1,031,787,857 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$95,350,418
Gross unrealized depreciation	(39,730,708)
Net unrealized appreciation	$55,619,710

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,071,003,447	$—	$—	$1,071,003,447
Short-Term Investment
Repurchase Agreement	—	16,404,120	—	16,404,120
Total Investments in Securities	$1,071,003,447	$16,404,120	$—	$1,087,407,567

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Income Builder Portfolio
Portfolio of Investments ††† September 30, 2010 unaudited
		Principal Amount	Value
	Long-Term Bonds 43.8%†
	Asset-Backed Securities 2.6%
	Airlines 0.2%
	Continental Airlines, Inc. Series A 7.25%, due 11/10/19	$450,000	$490,500

	Home Equity 2.4%
	Citicorp Residential Mortgage Securities, Inc.
	Series 2006-3, Class A3 5.61%, due 11/25/36 (a)	132,557	133,766
	Series 2006-1, Class A3 5.706%, due 7/25/36 (a)	279,737	283,070
	Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.326%, due 5/25/37 (b)	1,141,654	915,975
	GSAA Home Equity Trust Series 2006-14, Class A1 0.306%, due 9/25/36 (b)	3,420,193	1,572,407
	JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.356%, due 3/25/47 (b)	794,063	551,337
	Master Asset Backed Securities Trust Series 2006-HE4, Class A1 0.306%, due 11/25/36 (b)	501,693	321,127
	Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.366%, due 3/25/37 (b)	2,408,230	1,584,895
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.366%, due 1/25/37 (b)	1,302,360	1,120,536
			6,483,113
	Total Asset-Backed Securities (Cost $7,154,959)		6,973,613

	Convertible Bonds 6.8%
	Aerospace & Defense 0.2%
	L-3 Communications Corp. 3.00%, due 8/1/35	292,000	295,650
	Triumph Group, Inc. 2.625%, due 10/1/26	217,000	310,039
			605,689
	Auto Parts & Equipment 0.3%
	BorgWarner, Inc. 3.50%, due 4/15/12	486,000	811,620

	Biotechnology 0.4%
¤	Amgen, Inc. 0.375%, due 2/1/13	1,049,000	1,045,066

	Coal 0.1%
	Peabody Energy Corp. 4.75%, due 12/15/66	187,000	209,440

	Computers 0.4%
	EMC Corp./Massachusetts 1.75%, due 12/1/13	675,000	932,344

	Electronics 0.1%
	TTM Technologies, Inc. 3.25%, due 5/15/15	201,000	194,216

	Energy - Alternate Sources 0.2%
	Covanta Holding Corp. 1.00%, due 2/1/27	637,000	618,686

	Health Care - Services 0.3%
	Fisher Scientific International, Inc. 3.25%, due 3/1/24	687,000	865,620

	Iron & Steel 0.7%
	Allegheny Technologies, Inc. 4.25%, due 6/1/14	877,000	1,194,912
	ArcelorMittal 5.00%, due 5/15/14	278,000	369,392
	Steel Dynamics, Inc. 5.125%, due 6/15/14	134,000	152,258
	United States Steel Corp. 4.00%, due 5/15/14	112,000	173,320
			1,889,882
	Leisure Time 0.4%
	Carnival Corp. 2.00%, due 4/15/21	1,008,000	1,031,940

	Mining 0.5%
	Alcoa, Inc. 5.25%, due 3/15/14	52,000	104,585
	Newmont Mining Corp. 1.25%, due 7/15/14	854,000	1,247,908
			1,352,493
	Miscellaneous - Manufacturing 0.9%
	Danaher Corp. (zero coupon), due 1/22/21	1,034,000	1,225,290
	Ingersoll-Rand Co. 4.50%, due 4/15/12	80,000	163,400
	Textron, Inc. 4.50%, due 5/1/13	630,000	1,077,300
			2,465,990
	Oil & Gas 0.3%
	Chesapeake Energy Corp. 2.50%, due 5/15/37	506,000	442,750
	St. Mary Land & Exploration Co. 3.50%, due 4/1/27	315,000	334,688
			777,438
	Oil & Gas Services 0.9%
	Cameron International Corp. 2.50%, due 6/15/26	1,070,000	1,386,987
	Core Laboratories, L.P. 0.25%, due 10/31/11	444,000	865,800
			2,252,787
	Pharmaceuticals 0.9%
	ALZA Corp. (zero coupon), due 7/28/20	1,113,000	1,008,656
	Teva Pharmaceutical Finance Co. B.V. Series D 1.75%, due 2/1/26	1,166,000	1,367,135
			2,375,791
	Retail 0.1%
	Costco Wholesale Corp. (zero coupon), due 8/19/17	242,000	355,438

	Semiconductors 0.1%
	Microchip Technology, Inc. 2.125%, due 12/15/37	120,000	135,300
	ON Semiconductor Corp. 2.625%, due 12/15/26	212,000	214,915
			350,215
	Software 0.0%‡
	SYNNEX Corp. 4.00%, due 5/15/18 (c)	93,000	107,299

	Total Convertible Bonds (Cost $17,309,568)		18,241,954

	Corporate Bonds 25.6%
	Aerospace & Defense 0.6%
	BAE Systems Holdings, Inc. 5.20%, due 8/15/15 (c)	1,325,000	1,462,200

	Agriculture 0.1%
	Lorillard Tobacco Co. 8.125%, due 6/23/19	165,000	188,869

	Airlines 1.8%
	Continental Airlines, Inc. 7.875%, due 1/2/20	1,206,022	1,163,811
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (c)	1,860,000	2,055,300
	Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	1,517,477	1,532,652
			4,751,763
	Auto Manufacturers 0.2%
	Ford Motor Co. 6.625%, due 10/1/28	500,000	473,750

	Banks 1.9%
	AgriBank FCB 9.125%, due 7/15/19	200,000	248,067
	BAC Capital Trust VI 5.625%, due 3/8/35	800,000	752,019
	Bank of America Corp.
	6.50%, due 8/1/16	50,000	56,220
	8.00%, due 12/29/49 (b)	1,000,000	1,031,540
	CIT Group, Inc.
	7.00%, due 5/1/14	281,000	280,297
	7.00%, due 5/1/16	319,000	314,215
	Citigroup, Inc. 8.50%, due 5/22/19	102,500	126,725
	JPMorgan Chase & Co. 7.90%, due 4/29/49 (b)	1,300,000	1,393,119
	Wells Fargo & Co. 7.98%, due 3/29/49 (b)	800,000	842,000
			5,044,202
	Biotechnology 0.6%
¤	Amgen, Inc. 5.85%, due 6/1/17	1,250,000	1,492,201

	Building Materials 1.2%
	Boise Cascade LLC 7.125%, due 10/15/14	860,000	825,600
	USG Corp.
	6.30%, due 11/15/16	2,265,000	1,964,888
	7.75%, due 1/15/18	545,000	534,781
			3,325,269
	Chemicals 0.7%
	Dow Chemical Co. (The) 8.55%, due 5/15/19	240,000	303,046
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 9.75%, due 11/15/14	1,395,000	1,450,800
			1,753,846
	Commercial Services 0.9%
	Avis Budget Car Rental LLC 7.625%, due 5/15/14	390,000	395,850
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 9.625%, due 3/15/18	1,010,000	1,068,075
	Quebecor World, Inc. (Litigation Recovery Trust - Escrow Shares) 9.75%, due 1/15/49 (d)(e)(f)	70,000	3,640
	United Rentals North America, Inc. 9.25%, due 12/15/19	745,000	806,463
			2,274,028
	Computers 1.2%
¤	SunGard Data Systems, Inc. 10.25%, due 8/15/15	2,760,000	2,904,900
	Unisys Corp. 14.25%, due 9/15/15 (c)	280,000	333,200
			3,238,100
	Diversified Financial Services 0.5%
	Alterra Finance LLC 6.25%, due 9/30/20	75,000	75,274
	GE Capital Trust II 5.50%, due 9/15/67	€410,000	486,260
	General Electric Capital Corp. 6.50%, due 9/15/67 (b)	£490,000	707,238
			1,268,772
	Electric 1.3%
	Ameren Energy Generating Co. 6.30%, due 4/1/20	$120,000	118,594
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	2,479,000	2,460,197
	Entergy Louisiana LLC 4.44%, due 1/15/26	1,000,000	1,008,017
			3,586,808
	Entertainment 0.3%
	Mohegan Tribal Gaming Authority 6.125%, due 2/15/13	945,000	747,731

	Environmental Controls 0.2%
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18 (c)	600,000	646,500

	Finance - Consumer Loans 0.4%
	American General Finance Corp. 6.90%, due 12/15/17	1,350,000	1,127,250

	Finance - Other Services 0.3%
	Cantor Fitzgerald, L.P. 7.875%, due 10/15/19 (c)	800,000	839,864

	Food 0.2%
	Smithfield Foods, Inc. 7.75%, due 7/1/17	500,000	506,875

	Forest Products & Paper 0.2%
	Boise Paper Holdings LLC/Boise Co-Issuer Co. 8.00%, due 4/1/20	600,000	621,000

	Health Care - Products 0.5%
	Bausch & Lomb, Inc. 9.875%, due 11/1/15	1,345,000	1,430,744

	Health Care - Services 0.1%
	CIGNA Corp. 8.50%, due 5/1/19	135,000	174,221

	Home Builders 1.4%
¤	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	2,670,000	2,673,337
	MDC Holdings, Inc. 5.625%, due 2/1/20	1,100,000	1,080,759
			3,754,096
	Insurance 2.7%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)	1,725,000	1,599,938
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41	1,725,000	1,611,771
	Hartford Life, Inc. 7.65%, due 6/15/27	245,000	260,748
	Liberty Mutual Group, Inc. 7.80%, due 3/7/87 (c)	1,195,000	1,129,275
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)	1,000,000	1,222,692
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)	1,450,000	1,439,125
			7,263,549
	Lodging 1.1%
¤	MGM Mirage, Inc. 7.50%, due 6/1/16	3,470,000	2,932,150

	Media 2.1%
	Cequel Communications Holdings/LLC and Cequel Capital Corp. 8.625%, due 11/15/17 (c)	1,475,000	1,556,125
	Clear Channel Communications, Inc.
	5.50%, due 12/15/16	4,390,000	2,238,900
	6.875%, due 6/15/18	1,010,000	496,163
	Comcast Corp. 5.70%, due 7/1/19	800,000	918,040
	Morris Publishing Group LLC 10.00%, due 9/1/14 (f)(g)	15,855	15,142
	NBC Universal, Inc. 5.15%, due 4/30/20 (c)	55,000	59,396
	Time Warner Cable, Inc. 8.25%, due 2/14/14	200,000	238,690
	Time Warner, Inc. 7.70%, due 5/1/32	115,000	143,706
	Ziff Davis Media, Inc. (Escrow Shares) 8.788%, due 7/15/11 (b)(d)(e)(f)(g)	10,321	269
			5,666,431
	Mining 0.4%
	Alcoa, Inc. 5.90%, due 2/1/27	440,000	433,618
	Century Aluminum Co. 8.00%, due 5/15/14	606,000	598,425
			1,032,043
	Miscellaneous - Manufacturing 0.5%
	Amsted Industries, Inc. 8.125%, due 3/15/18 (c)	1,400,000	1,457,750

	Office Equipment/Supplies 0.1%
	Xerox Corp. 8.25%, due 5/15/14	270,000	323,722

	Oil & Gas 1.8%
	ConocoPhillips 6.50%, due 2/1/39	1,000,000	1,252,558
¤	Linn Energy LLC 8.625%, due 4/15/20 (c)	2,405,000	2,549,300
	Nabors Industries, Inc. 5.00%, due 9/15/20 (c)	1,000,000	1,010,119
	Pemex Project Funding Master Trust 6.625%, due 6/15/35	75,000	81,932
			4,893,909
	Oil & Gas Services 0.2%
	Basic Energy Services, Inc. 7.125%, due 4/15/16	500,000	452,500

	Pipelines 0.4%
	NGPL Pipeco LLC 7.119%, due 12/15/17 (c)	390,000	423,150
	ONEOK, Inc. 6.00%, due 6/15/35	130,000	134,455
	Panhandle Eastern Pipeline Co., L.P. 6.20%, due 11/1/17	430,000	477,497
			1,035,102
	Real Estate Investment Trusts 0.1%
	ProLogis 7.375%, due 10/30/19	150,000	151,376

	Retail 0.0%‡
	CVS Caremark Corp. 5.789%, due 1/10/26 (c)(e)	60,873	65,343

	Telecommunications 1.0%
¤	Frontier Communications Corp.
	7.875%, due 1/15/27	1,350,000	1,363,500
	8.125%, due 10/1/18	1,250,000	1,365,625
			2,729,125
	Transportation 0.6%
	KAR Holdings, Inc. 8.75%, due 5/1/14	1,625,000	1,692,031

	Total Corporate Bonds (Cost $64,434,133)		68,403,120

	Foreign Bonds 1.3%
	Banks 0.3%
	EGG Banking PLC 6.875%, due 12/29/21 (b)	£500,000	736,175

	Finance - Mortgage Loan/Banker 1.0%
¤	Northern Rock Asset Management PLC 9.375%, due 10/17/21	2,000,000	2,796,201

	Total Foreign Bonds (Cost $2,885,433)		3,532,376

	Foreign Government Bonds 0.1%

	Foreign Sovereign 0.1%
	Republic of Panama 9.375%, due 4/1/29	$105,000	159,075
	Republic of Venezuela 6.00%, due 12/9/20	217,000	127,488

	Total Foreign Government Bonds (Cost $280,657)		286,563

	Loan Assignments & Participations 2.4% (h)
	Aerospace & Defense 0.8%
	Hawker Beechcraft Acquisition Co. LLC
	Term Loan 2.265%, due 3/26/14	2,575,975	2,079,384
	LC Facility Deposits 2.289%, due 3/26/14	154,004	124,315
			2,203,699
	Chemicals 0.2%
	Lyondell Chemical Co. Exit Term Loan 5.50%, due 4/8/16	598,500	603,072

	Commercial Services 0.7%
	Quad/Graphics, Inc. Term Loan B 5.50%, due 4/14/16	1,995,000	1,958,426

	Electric 0.5%
	Calpine Corp. 1st Priority Term Loan 3.165%, due 3/29/14	1,193,420	1,164,248

	Machinery 0.0%‡
	BHM Technologies LLC Exit Term Loan B 8.50%, due 9/30/13 (e)(f)(i)	31,090	84

	Packaging & Containers 0.2%
	Reynolds Group Holdings, Inc. Incremental Term Loan 5.75%, due 5/5/16	397,500	398,437
	Total Loan Assignments & Participations (Cost $6,464,179)		6,327,966

	Mortgage-Backed Securities 1.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.3%
	Banc of America Commercial Mortgage, Inc. Series 2007-2, Class A4 5.689%, due 4/10/49 (j)	290,000	296,761
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.486%, due 12/25/36 (b)(c)(f)	204,939	157,667
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4 5.405%, due 12/11/40	130,000	141,208
	Series 2007-PW16, Class A4 5.907%, due 6/11/40 (j)	290,000	314,891
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.294%, due 12/10/49 (j)	150,000	160,966
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35	375,056	360,338
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)	480,000	527,488
	Morgan Stanley Capital I Series 2007-IQ15, Class A4 6.075%, due 6/11/49 (j)	200,000	213,916
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 0.82%, due 2/25/42 (b)(c)(e)(f)	470,328	454,902
	Timberstar Trust Series 2006-1, Class A 5.668%, due 10/15/36 (c)	160,000	178,564
	WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.507%, due 11/25/36 (j)	723,731	660,804
	Total Mortgage-Backed Securities (Cost $3,130,510)		3,467,505

	U.S. Government & Federal Agencies 1.6%
	Federal National Mortgage Association (Mortgage Pass-Through Security) 0.2%
	6.00%, due 4/1/37	441,858	473,512

¤	United States Treasury Bonds 1.4%
	3.875%, due 8/15/40	2,500,000	2,584,375
	4.375%, due 11/15/39	800,000	897,500
	4.375%, due 5/15/40	155,000	174,085
			3,655,960
	United States Treasury Note 0.0%‡
	1.25%, due 8/31/15	90,000	89,972
			89,972
	Total U.S. Government & Federal Agencies (Cost $4,017,076)		4,219,444

	Yankee Bonds 2.1% (k)

	Banks 0.3%
	Lloyds TSB Bank PLC 4.375%, due 1/12/15 (c)	200,000	204,824
	Royal Bank of Scotland PLC (The) 4.875%, due 8/25/14 (c)	310,000	328,870
	UBS A.G. 3.875%, due 1/15/15	150,000	156,558
			690,252
	Building Materials 0.0%‡
	Asia Aluminum Holdings, Ltd. 8.00%, due 12/23/11 (c)(f)(i)	440,000	66,550

	Diversified Financial Services 0.0%‡
	Irish Life & Permanent Group Holdings PLC 3.60%, due 1/14/13 (c)	100,000	94,478

	Mining 1.1%
¤	Novelis, Inc. 7.25%, due 2/15/15	2,885,000	2,935,486

	Miscellaneous - Manufacturing 0.6%
	Bombardier, Inc. 7.75%, due 3/15/20 (c)	1,400,000	1,512,000

	Oil & Gas 0.1%
	Gazprom International S.A. 7.201%, due 2/1/20 (c)	173,911	188,259
	TNK-BP Finance S.A. 7.50%, due 7/18/16 (c)	100,000	111,000
			299,259
	Total Yankee Bonds (Cost $5,596,412)		5,598,025

	Total Long-Term Bonds (Cost $111,272,927)		117,050,566

		Shares	Value
	Common Stocks 47.8%
	Aerospace & Defense 1.0%
	BAE Systems PLC	202,100	1,086,730
	Meggitt PLC	339,300	1,578,764
			2,665,494
	Agriculture 3.8%
	Altria Group, Inc.	79,950	1,920,399
	British American Tobacco PLC	17,600	656,498
	Imperial Tobacco Group PLC	79,700	2,375,057
	Lorillard, Inc.	25,250	2,027,827
	Philip Morris International, Inc.	44,050	2,467,681
	Reynolds American, Inc.	13,000	772,070
			10,219,532
	Auto Manufacturers 0.5%
	Daimler A.G. (d)	10,300	652,367
	Ford Motor Co. (d)	52,500	642,600
			1,294,967
	Banks 0.9%
	CIT Group, Inc. (d)	28,000	1,142,960
	Citigroup, Inc. (d)	165,000	643,500
	Westpac Banking Corp.	33,150	744,636
			2,531,096
	Beverages 2.6%
	Coca-Cola Co. (The)	11,600	678,832
	Coca-Cola Enterprises, Inc.	29,850	925,350
	Diageo PLC, Sponsored ADR (l)	32,000	2,208,320
¤	InBev N.V.	43,850	2,579,443
	PepsiCo, Inc.	9,750	647,790
			7,039,735
	Building Materials 0.1%
	U.S. Concrete, Inc. (d)(e)(f)	35,009	350,090

	Chemicals 1.2%
	Air Liquide S.A.	6,196	755,895
	BASF A.G.	19,000	1,198,086
	E.I. du Pont de Nemours & Co.	28,050	1,251,591
			3,205,572
	Commercial Services 0.3%
	Automatic Data Processing, Inc.	16,900	710,307
	Quad/Graphics, Inc. (d)	8	374
			710,681
	Computers 0.7%
	HTC Corp.	42,200	957,694
	Quanta Computer, Inc.	496,000	804,929
			1,762,623
	Distribution & Wholesale 0.2%
	Genuine Parts Co.	14,250	635,408

	Electric 5.2%
	CMS Energy Corp.	53,050	955,961
	CPFL Energia S.A.	51,900	1,187,074
	DPL, Inc.	24,700	645,411
	Duke Energy Corp.	77,600	1,374,296
	E.ON A.G.	32,650	962,754
	Entergy Corp.	7,700	589,281
	National Grid PLC	207,450	1,759,769
	NSTAR	18,000	708,300
	Progress Energy, Inc.	14,850	659,637
	SCANA Corp.	15,500	624,960
	Scottish & Southern Energy PLC	72,350	1,270,658
	Southern Co. (The)	35,250	1,312,710
	TECO Energy, Inc.	73,200	1,267,824
	Terna S.p.A.	156,450	664,902
			13,983,537
	Electrical Components & Equipment 0.2%
	Emerson Electric Co.	12,650	666,149

	Engineering & Construction 0.6%
	Vinci S.A.	33,850	1,696,789

	Environmental Controls 0.2%
	Waste Management, Inc.	17,900	639,746

	Finance - Other Services 0.2%
	NYSE Euronext	20,900	597,113

	Food 2.0%
	H.J. Heinz Co.	12,850	608,704
	Kellogg Co.	17,000	858,670
	Nestle S.A. Registered	45,700	2,434,636
	Orkla ASA	80,300	740,036
	WM Morrison Supermarkets PLC	134,750	625,934
			5,267,980
	Food Services 0.3%
	Compass Group PLC	109,300	910,865

	Gas 1.8%
	Nicor, Inc.	21,200	971,384
	NiSource, Inc.	109,800	1,910,520
	Vectren Corp.	38,350	992,114
	WGL Holdings, Inc.	22,900	865,162
			4,739,180
	Health Care - Products 0.7%
	Johnson & Johnson	30,850	1,911,466

	Household Products & Wares 1.1%
	Kimberly-Clark Corp.	24,650	1,603,482
	Tupperware Brands Corp.	29,250	1,338,480
			2,941,962
	Insurance 1.7%
	Arthur J. Gallagher & Co.	74,450	1,963,246
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered	6,550	907,216
	SCOR SE	42,850	1,024,020
	Travelers Cos., Inc. (The)	11,650	606,965
			4,501,447
	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. (d)(e)(f)	2,893	29

	Media 2.5%
	Comcast Corp. Class A	72,350	1,230,674
	Pearson PLC	143,550	2,222,328
	Shaw Communications, Inc.	58,700	1,292,781
	Vivendi S.A.	71,550	1,955,688
			6,701,471
	Metal Fabricate & Hardware 0.5%
	Assa Abloy AB	50,650	1,277,456

	Mining 0.3%
	BHP Billiton, Ltd., Sponsored ADR (l)	9,900	755,568

	Miscellaneous - Manufacturing 0.4%
	Honeywell International, Inc.	23,700	1,041,378

	Office Equipment/Supplies 0.5%
	Pitney Bowes, Inc.	62,900	1,344,802

	Oil & Gas 3.3%
	Canadian Oil Sands Trust	22,400	554,285
	Chevron Corp.	11,050	895,603
	ConocoPhillips	11,700	671,931
	Diamond Offshore Drilling, Inc.	18,500	1,253,745
	ExxonMobil Corp.	14,500	895,955
	Royal Dutch Shell PLC Class A, ADR (l)	31,810	1,918,143
	StatoilHydro A.S.A., Sponsored ADR (l)	61,350	1,287,123
	Total S.A.	25,250	1,301,326
			8,778,111
	Packaging & Containers 0.3%
	Bemis Co., Inc.	21,600	685,800

	Pharmaceuticals 2.7%
	Abbott Laboratories	16,350	854,124
	AstraZeneca PLC, Sponsored ADR (l)	42,500	2,154,750
	Bristol-Myers Squibb Co.	60,300	1,634,733
	Merck & Co., Inc.	41,200	1,516,572
	Roche Holding A.G., Genusscheine	6,960	950,524
			7,110,703
	Pipelines 0.8%
	Kinder Morgan Energy Partners, L.P.	20,800	1,424,800
	Spectra Energy Corp.	28,750	648,313
			2,073,113
	Retail 0.7%
	McDonald's Corp.	9,950	741,374
	Next PLC	29,700	1,033,891
			1,775,265
	Savings & Loans 0.3%
	Hudson City Bancorp, Inc.	56,900	697,594

	Semiconductors 1.0%
	Microchip Technology, Inc.	55,000	1,729,750
	Taiwan Semiconductor Manufacturing Co, Ltd., Sponsored ADR (l)	97,200	985,608
			2,715,358
	Software 1.1%
	Microsoft Corp.	63,000	1,542,870
	Oracle Corp.	50,100	1,345,185
			2,888,055
	Telecommunications 7.0%
	AT&T, Inc.	55,450	1,585,870
	BCE, Inc.	72,200	2,349,360
	CenturyTel, Inc.	57,150	2,255,139
	China Mobile, Ltd., Sponsored ADR (l)	11,500	587,995
	France Telecom S.A.	65,750	1,420,694
	Mobistar S.A.	16,720	1,023,886
	Philippine Long Distance Telephone Co., Sponsored ADR (l)	11,450	685,397
	Rogers Communications, Inc. Class B	33,900	1,268,820
	Swisscom A.G.	5,550	2,238,299
	Telefonica S.A.	64,900	1,607,147
	Verizon Communications, Inc.	50,450	1,644,166
	Vodafone Group PLC	771,550	1,904,095
			18,570,868
	Transportation 0.7%
	FirstGroup PLC	347,950	1,983,045

	Water 0.4%
	United Utilities Group PLC	106,900	962,234

	Total Common Stocks (Cost $116,359,727)		127,632,282

	Convertible Preferred Stocks 1.3%

	Auto Manufacturers 0.6%
	Ford Motor Co. Capital Trust II 6.50%	36,000	1,724,760

	Banks 0.1%
	Citigroup, Inc. 7.50%	1,500	177,765

	Insurance 0.4%
	MetLife, Inc. 6.50%	42,250	1,041,463

	Investment Management/Advisory Services 0.1%
	Affiliated Managers Group, Inc. 5.10%	8,300	344,450

	Leisure Time 0.0%‡
	Callaway Golf Co. 7.50%	600	70,132

	Telecommunications 0.1%
	Crown Castle International Corp. 6.25%	4,600	284,050

	Total Convertible Preferred Stocks (Cost $3,548,207)		3,642,620

	Preferred Stock 0.0%‡

	Machinery 0.0%‡
	BHM Technologies Holdings, Inc. 10.00% (d)(e)(f)	35	0	(m)

	Total Preferred Stock (Cost $0)		0	(m)

		Number of Warrants	Value
	Warrants 0.0%‡
	Media 0.0%‡
	ION Media Networks, Inc. Expires 12/12/39 (d)(e)(f)	4,227	42

	Total Warrants (Cost $13)		42

		Principal Amount	Value
	Short-Term Investment 6.4%
	Repurchase Agreements 6.4%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $17,051,506 (Collateralized by United States Treasury Notes with rates of 1.375% and maturity dates of 5/15/13, with a Principal Amount of $16,960,000 and a Market Value of $17,397,568)	$17,051,501	17,051,501

	Total Short-Term Investment (Cost $17,051,501)		17,051,501

	Total Investments (Cost $248,232,375) (p)	99.3%	265,377,011

	Other Assets, Less Liabilities	0.7	1,832,219
	Net Assets	100.0%	$267,209,230

	Contracts Long	Unrealized Appreciation	(n)
Futures Contracts 0.7% (o)
Standard & Poor's 500 Index Mini December 2010	930	$1,773,975

Total Futures Contracts (Settlement Value $52,856,550)		$1,773,975

¤	Among the Portfolio's 10 largest holdings or issuers held, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Subprime mortgage investment and other asset-backed securities. The total market value of the securities at September 30, 2010 is $416,836, which represents 0.2% of the Portfolio's net assets.
(b)	Floating rate - Rate shown is the rate in effect at September 30, 2010.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Non-income producing security.
(e)	Fair valued security. The total market value of these securities at September 30, 2010 is $874,399, which represents 0.3% of the Portfolio's net assets.
(f)	Illiquid security. The total market value of these securities at September 30, 2010 is $1,048,415, which represents 0.4% of the Portfolio's net assets.
(g)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(h)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at September 30, 2010. Floating Rate Loans are generally considered restrictive in that the Portfolio is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(i)	Issue in default.
(j)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at September 30, 2010.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	ADR - American Depositary Receipt.
(m)	Less than one dollar.
(n)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2010.
(o)	At September 30, 2010, cash in the amount of $4,185,000 is on deposit with the broker for futures transactions.
(p)	At September 30, 2010, cost is $248,412,310 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$22,706,317
Gross unrealized depreciation	(5,741,616)
Net unrealized appreciation	$16,964,701

The following abbreviations are used in the above portfolio:
€	-Euro
£	-British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,973,613	$—		$6,973,613
Convertible Bonds	—	18,241,954	—		18,241,954
Corporate Bonds (b)	—	68,333,868	69,252		68,403,120
Foreign Bonds	—	3,532,376	—		3,532,376
Foreign Government Bonds	—	286,563	—		286,563
Loan Assignments & Participations (c)	—	6,327,882	84		6,327,966
Mortgage-Backed Securities (d)	—	3,012,603	454,902		3,467,505
U.S. Government & Federal Agencies	—	4,219,444	—		4,219,444
Yankee Bonds	—	5,598,025	—		5,598,025
Total Long-Term Bonds	—	116,526,328	524,238		117,050,566
Common Stocks (e)	127,282,163	—	350,119		127,632,282
Convertible Preferred Stocks	3,642,620	—	—		3,642,620
Preferred Stock (f)	—	—	—	(f)	—	(f)
Warrants (g)	—	—	42		42
Short-Term Investment
Repurchase Agreement	—	17,051,501	—		17,051,501
Total Investments in Securities	130,924,783	133,577,829	874,399		265,377,011
Other Financial Instruments
Futures Contracts Long (h)	1,773,975	—	—		1,773,975
Total Investments in Securities and Other Financial Instruments	$132,698,758	$133,577,829	$874,399		$267,150,986

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 securities valued at $3,640, $269 and $65,343 are held in Commercial Services, Media and Retail, respectively, within the Corporate Bonds section of the Portfolio of Investments.
(c)	The level 3 security valued at $84 is held in Machinery within the Loan Assignments & Participations section of the Portfolio of investments.
(d)	The level 3 security valued at $454,902 is held in Commercial Mortgage Loans (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.
(e)	The level 3 securities valued at $350,090 and $29 are held in Building Materials and Machinery respectively, within the Common Stocks section of the Portfolio of Investments.
(f)	The level 3 security valued at less than one dollar is held in Machinery within the Preferred Stock section of the Portfolio of Investments.
(g)	The level 3 security valued at $42 is held in Media within the Warrants section of the Portfolio of Investments.
(h)	The value listed for these securities reflects unrealized appreciation as shown in the Portfolio of Investments.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (a)	—	(2,958,201)	—	(2,958,201)
Total Other Financial Instruments	$—	$(2,958,201)	$—	$(2,958,201)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

As of the period ending September 30, 2010, securities with a total value of $51,454,809 transferred from Level 2 to Level 1 as a result that at the year end 2009, certain international equities were not being fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures and now are considered to be traded in an active market. Fair values for these instruments at the reporting date are based on quoted market prices or binding dealer price quotations.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2009		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2010		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2010
Long-Term Bonds
Asset-Backed Securities
Credit Cards	$137,216		$(13)	$(68)	$406	$-	$(137,541)	$-	$-	$-		$-
Corporate Bonds
Commercial Services	3,640		-	-	-	-	-	-	-	3,640		-
Media	3,145		-	(6,259)	6,845	31,390	(34,852)	-	-	269		(2,427)
Retail	59,102		104	(48)	8,061	-	(1,876)	-	-	65,343		7,904
Loan Assignments & Participations
Machinery	4,146		(7,753)	(902)	4,355	977	(739)	-	-	84		(20,606)
Mortgage-Backed Securities
Commercial Mortgage Loans (Collateralized Mortgage Obligations)	452,781		-	-	16,673	-	(14,552)	-	-	454,902		9,219
Common Stocks
Building Materials	-		-	-	(190,929)	541,019	-	-	-	350,090		(190,929)
Machinery	29		-	-	-	-	-	-	-	29		-
Preferred Stock
Machinery	-	(a)	-	-	-	-	-	-	-	-	(a)	-
Warrants				-
Media	-		-	-	29	13	-	-	-	42		29
Total	$660,059		$(7,662)	$(7,277)	$(154,560)	$573,399	$(189,560)	$-	$-	$874,399		$(196,810)

(a) Less than one dollar.

As of September 30, 2010, the Portfolio held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold		Contract Amount Purchased		Unrealized/ Appreciation (Depreciation)
Foreign Currency Sale Contracts:
Euro vs. U.S. Dollar, expiring 10/20/10	JPMorgan Chase Bank	EUR	30,500,000	USD	38,767,940	USD	(2,806,314)
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	JPMorgan Chase Bank	JPY	1,100,000,000		13,157,895		(20,707)
Pound Sterling vs. U.S. Dollar, expiring 10/20/10	JPMorgan Chase Bank	GBP	4,505,000		6,944,908		(131,180)
Net unrealized depreciation on foreign currency forward contracts						USD	(2,958,201)

As of September 30, 2010, the Portfolio held the following foreign currencies:
			Currency		Cost		Value
Euro		EUR	23,186	USD	28,803	USD	31,608
Pound Sterling		GBP	20,346		30,622		31,961
Total				USD	59,425	USD	63,569

MainStay VP International Equity Portfolio
Portfolio of Investments ††† September 30, 2010 unaudited
		Shares	Value
	Common Stocks 89.2%†
	Australia 1.3%
	BHP Billiton, Ltd., Sponsored ADR (Metals & Mining) (a)	87,600	$6,685,632

	Belgium 2.3%
	Belgacom S.A. (Diversified Telecommunication Services)	158,200	6,169,132
	Mobistar S.A. (Wireless Telecommunication Services)	95,900	5,872,648
			12,041,780
	Bermuda 1.3%
	Esprit Holdings, Ltd. (Specialty Retail)	1,246,785	6,757,098

	Brazil 0.8%
	Cia Siderurgica Nacional S.A., Sponsored ADR (Metals & Mining) (a)	108,600	1,918,962
	Vale S.A., Sponsored ADR (Metals & Mining) (a)	70,300	2,198,281
			4,117,243
	Canada 3.2%
	Fairfax Financial Holdings, Ltd. (Insurance)	12,300	5,007,486
	IGM Financial, Inc. (Capital Markets)	94,200	3,826,961
	Tim Hortons, Inc. (Hotels, Restaurants & Leisure)	224,800	8,188,846
			17,023,293
	China 0.3%
	China Construction Bank Corp. Class H (Commercial Banks)	1,624,700	1,423,917

	Czech Republic 0.3%
	CEZ AS (Electric Utilities)	30,000	1,343,297

	Finland 3.8%
¤	Nokia Oyj, Sponsored ADR (Communications Equipment) (a)	1,796,600	18,019,898
	Sampo Oyj (Insurance)	61,300	1,655,467
			19,675,365
	France 4.6%
	Alstom S.A. (Electrical Equipment)	111,500	5,687,930
	BNP Paribas S.A. (Commercial Banks)	65,240	4,639,919
	Bouygues S.A. (Construction & Engineering)	138,100	5,927,519
	EDF S.A. (Electric Utilities)	12,500	539,166
	Neopost S.A. (Office Electronics)	54,700	4,070,765
	Total S.A. (Oil, Gas & Consumable Fuels)	64,100	3,303,565
			24,168,864
	Germany 3.5%
	Allianz SE (Insurance)	12,000	1,356,161
	Allianz SE, ADR (Insurance) (a)	189,300	2,139,090
	Deutsche Boerse A.G. (Diversified Financial Services)	126,600	8,447,295
	Hannover Rueckversicherung A.G. (Insurance)	140,795	6,476,016
			18,418,562
	Greece 1.2%
	Intralot S.A.-Integrated Lottery Systems & Services (Hotels, Restaurants & Leisure)	222,500	861,438
	OPAP S.A. (Hotels, Restaurants & Leisure)	341,563	5,401,376
			6,262,814
	Hong Kong 2.5%
	China Mobile, Ltd., Sponsored ADR (Wireless Telecommunication Services) (a)	176,700	9,034,671
	CNOOC, Ltd., ADR (Oil, Gas & Consumable Fuels) (a)	22,100	4,294,030
			13,328,701
	Ireland 0.6%
	Ryanair Holdings PLC, Sponsored ADR (Airlines) (a)	101,350	3,122,594

	Italy 2.5%
	Assicurazioni Generali S.p.A. (Insurance)	69,512	1,399,639
	ENI S.p.A. (Oil, Gas & Consumable Fuels)	204,600	4,415,320
	Intesa Sanpaolo S.p.A. (Commercial Banks)	247,400	803,541
	MediaSet S.p.A. (Media)	324,868	2,302,957
	Mediolanum S.p.A. (Insurance)	311,800	1,386,763
	Snam Rete Gas S.p.A. (Gas Utilities)	537,471	2,722,008
			13,030,228
	Japan 18.6%
	Astellas Pharma, Inc. (Pharmaceuticals)	157,700	5,695,562
	Capcom Co., Ltd. (Software)	234,500	3,677,054
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	109,100	6,521,430
	Daiwa Securities Group, Inc. (Capital Markets)	1,240,700	5,008,576
	Hirose Electric Co., Ltd. (Electronic Equipment & Instruments)	26,000	2,619,310
	Japan Tobacco, Inc. (Tobacco)	1,369	4,557,320
	MISUMI Group, Inc. (Trading Companies & Distributors)	43,200	905,606
	Murata Manufacturing Co., Ltd. (Electronic Equipment & Instruments)	10,700	563,967
¤	Nintendo Co., Ltd., ADR (Software) (a)	14,000	436,800
¤	Nintendo Co., Ltd. (Software)	56,200	14,043,268
	Nissin Foods Holdings Co., Ltd. (Food Products)	212,000	7,656,684
¤	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	9,956	16,577,432
	OBIC Co., Ltd. (IT Services)	3,760	710,743
	Ryohin Keikaku Co., Ltd. (Multiline Retail)	7,700	258,265
	Sankyo Co., Ltd. (Leisure Equipment & Products)	133,300	7,057,810
	Shin-Etsu Chemical Co., Ltd. (Chemicals)	94,900	4,621,089
	Square Enix Holdings Co., Ltd. (Software)	204,000	4,572,161
	Suruga Bank, Ltd. (Commercial Banks)	385,000	3,394,346
	Tokio Marine Holdings, Inc. (Insurance)	82,600	2,228,261
	Toyota Motor Corp., Sponsored ADR (Automobiles) (a)	73,300	5,246,814
	Toyota Motor Corp. (Automobiles)	30,600	1,098,932
			97,451,430
	Mexico 1.4%
	Grupo Televisa S.A., Sponsored ADR (Media) (a)	392,000	7,416,640

	Netherlands 2.2%
¤	Koninklijke Ahold N.V. (Food & Staples Retailing)	874,300	11,785,406

	Norway 0.4%
	StatoilHydro ASA (Oil, Gas & Consumable Fuels)	98,800	2,061,291

	Singapore 1.0%
	DBS Group Holdings, Ltd. (Commercial Banks)	126,000	1,349,008
	Singapore Airport Terminal Services, Ltd. (Transportation Infrastructure)	676,000	1,464,984
	Singapore Technologies Engineering, Ltd. (Aerospace & Defense)	1,041,000	2,659,691
			5,473,683
	Republic of Korea 0.2%
	SK Telecom Co., Ltd., ADR (Wireless Telecommunication Services) (a)	73,000	1,275,310

	Spain 5.4%
	Enagas (Gas Utilities)	494,000	10,010,770
	Gestevision Telecinco S.A. (Media)	335,900	3,699,959
	Grifols S.A. (Biotechnology)	578,500	8,296,496
	Indra Sistemas S.A. (IT Services)	343,900	6,558,817
			28,566,042
	Switzerland 17.3%
	ABB, Ltd., Sponsored ADR (Electrical Equipment) (a)(b)	371,800	7,852,416
	Actelion, Ltd. Registered (Biotechnology) (b)	262,200	10,505,077
	Credit Suisse Group A.G., Sponsored ADR (Capital Markets) (a)	211,900	9,018,464
	Nestle S.A. Registered (Food Products)	205,510	10,948,403
	Nobel Biocare Holding A.G. (Health Care Equipment & Supplies)	365,000	6,555,997
¤	Roche Holding A.G., Genusscheine (Pharmaceuticals)	164,866	22,515,664
¤	Syngenta A.G., ADR (Chemicals) (a)	242,300	12,064,117
	UBS A.G. (Capital Markets) (b)	558,400	9,509,552
	Zurich Financial Services A.G. (Insurance)	7,800	1,828,057
			90,797,747
	United Kingdom 13.8%
	Barclays PLC (Commercial Banks)	420,500	1,979,047
	BHP Billiton PLC, ADR (Metals & Mining) (a)	13,500	862,920
	De La Rue PLC (Commercial Services & Supplies)	322,800	3,349,305
	easyJet PLC (Airlines) (b)	91,200	529,941
	Johnson Matthey PLC (Chemicals)	212,000	5,868,001
	Lloyds TSB Group PLC (Commercial Banks) (b)	2,775,172	3,231,273
¤	Man Group PLC (Capital Markets)	5,126,100	17,643,219
	Royal Dutch Shell PLC Class A, ADR (Oil, Gas & Consumable Fuels) (a)	145,200	8,755,560
¤	Scottish & Southern Energy PLC (Electric Utilities)	642,560	11,285,060
¤	Tesco PLC (Food & Staples Retailing)	2,832,999	18,869,511
			72,373,837
	United States 0.7%
	Philip Morris International, Inc. (Tobacco)	41,100	2,302,422
	Synthes, Inc. (Health Care Equipment & Supplies)	9,900	1,144,497
			3,446,919
	Total Common Stocks (Cost $475,119,962)		468,047,693

		Number of Warrants	Value
	Warrants 3.9%
	Ireland 3.9%
¤	Ryanair Holdings PLC Class A Strike Price € 0.000001 Expires 4/3/18 (Airlines) (b)(c)	3,850,425	20,476,712

	Total Warrants (Cost $16,967,907)		20,476,712

		Principal Amount	Value
	Short-Term Investment 1.5%
	Repurchase Agreement 1.5%
	United States 1.5%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $8,114,456 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $8,070,000 and a Market Value of $8,278,206) (Capital Markets)	$8,114,454	8,114,454

	Total Short-Term Investment (Cost $8,114,454)		8,114,454

	Total Investments (Cost $500,202,323) (f)	94.6%	496,638,859

	Other Assets, Less Liabilities	5.4	28,106,416
	Net Assets	100.0%	$524,745,275

	Contracts Long	Unrealized Appreciation (Depreciation) (d)
Futures Contracts (0.1%)

Dow Jones EURO STOXX 50 Index December 2010 (10 Year) (e)	691	$(435,122)
FTSE 100 Index December 2010 (10 Year) (e)	151	(47,842)
Topix Index December 2010 (10 Year) (e)	117	172,389

Total Futures Contracts (Settlement Value $50,492,091)		$(310,575)

¤
Among the Portfolio's 10 largest holdings, as of September 30, 2010, excluding short-term investment.  Any of the ten largest holdings may be a security traded on more than one exchange.  May be subject to change daily.

†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
(a)	ADR - American Depositary Receipt.
(b)	Non-income producing security.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(d)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2010.
(e)	At September 30, 2010, cash in the amount of $3,018,616 is on deposit with the broker for futures transactions.
(f)	At September 30, 2010, cost is $505,084,780 for federal income tax purposes and net unrealized depreciation is as follows:
Gross unrealized appreciation	$30,658,448
Gross unrealized depreciation	(39,104,369)
Net unrealized depreciation	$(8,445,921)

The following abbreviation is used in the above portfolio:
€	-Euro

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets and liabilities.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$468,047,693	$—	$—	$468,047,693
Warrants	20,476,712	—	—	20,476,712
Short-Term Investment
Repurchase Agreement	—	8,114,454	—	8,114,454
Total Investments in Securities	$488,524,405	$8,114,454	$—	$496,638,859
Other Financial Instruments
Futures Contracts Long (b)	172,389	—	—	172,389
Foreign Currency Forward Contracts (c)	—	445,531	—	445,531
Total Investments in Securities and Other Financial Instruments	$488,696,794	$8,559,985	$—	$497,256,779

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Long (a)	$(482,964)	$—	$—	$(482,964)
Foreign Currency Forward Contracts (b)	—	(932,119)	—	(932,119)
Total Other Financial Instruments	$(482,964)	$(932,119)	$—	$(1,415,083)

(a)	The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

As of the period ending September 30, 2010, securities with a total value of $326,212,513 transferred from Level 2 to Level 1 as a result that at the year end 2009, certain international equities were not being fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures and now are considered to be traded in an active market. Fair values for these instruments at the reporting date are based on quoted market prices or binding dealer price quotations.

At September 30, 2010, the Portfolio did not hold any investments with unobservable inputs (Level 3).

As of September 30, 2010, the Portfolio held the following foreign currency forward contracts:

	Counterparty		Contract Amount Sold		Contract Amount Purchased		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Swiss Franc vs. Pound Sterling, expiring 10/15/10	HSBC Bank USA	CHF	5,317,000	GBP	3,240,295	USD	(321,651)
Swiss Franc vs. Pound Sterling, expiring 11/26/10	JPMorgan Chase Bank	CHF	6,510,000	GBP	4,173,478		(74,648)
Swiss Franc vs. Japanese Yen, expiring 11/12/10	HSBC Bank USA	CHF	20,275,000	JPY	1,677,756,250		(535,820)
Swiss Franc vs. Swedish Krona, expiring 10/6/10	HSBC Bank USA	CHF	12,940,000	SEK	91,302,052		376,180
Japanese Yen vs. Norwegian Krone, expiring 12/14/10	HSBC Bank USA	JPY	130,864,110	NOK	9,670,000		69,351
Net unrealized depreciation on foreign currency forward contracts						USD	(486,588)

As of September 30, 2010, the Portfolio held the following foreign currencies:
			Currency		Cost		Value
Australian Dollar		AUD	1,103,978	USD	1,009,023	USD	1,067,049
Canadian Dollar		CAD	76,972		74,170		74,810
Danish Krone		DKK	1,696,730		286,732		310,370
Euro		EUR	3,617,620		4,754,836		4,931,721(a)
Hong Kong Dollar		HKD	1,395,701		179,067		179,885
Japanese Yen		JPY	226,969,807		2,679,145		2,718,852(a)
Norwegian Krone		NOK	496,201		79,303		84,371
Pound Sterling		GBP	7,471,960		11,418,073		11,737,698(a)
Singapore Dollar		SGD	4,922,699		3,695,981		3,743,213
Swedish Krona		SEK	16,744,785		2,141,948		2,484,261
Swiss Franc		CHF	182,782		185,556		186,010
Total				USD	26,503,834	USD	27,518,240

(a) A portion of this amount is on deposit with broker as collateral for futures contracts.

MainStay VP Large Cap Growth Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Shares	Value
	Common Stocks 98.2%†
	Aerospace & Defense 1.9%
	United Technologies Corp.	78,600	$5,598,678

	Air Freight & Logistics 1.2%
	C.H. Robinson Worldwide, Inc.	49,900	3,489,008

	Auto Components 0.5%
	BorgWarner, Inc. (a)	29,500	1,552,290

	Beverages 1.1%
	PepsiCo, Inc.	46,200	3,069,528

	Biotechnology 1.0%
	Celgene Corp. (a)	51,100	2,943,871

	Capital Markets 4.7%
	Franklin Resources, Inc.	35,300	3,773,570
¤	Goldman Sachs Group, Inc. (The)	50,200	7,257,916
	TD Ameritrade Holding Corp. (a)	158,500	2,559,775
			13,591,261
	Chemicals 1.0%
	Ecolab, Inc.	54,400	2,760,256

	Communications Equipment 5.0%
	Cisco Systems, Inc. (a)	281,500	6,164,850
¤	QUALCOMM, Inc.	184,600	8,329,152
			14,494,002
	Computers & Peripherals 8.0%
¤	Apple, Inc. (a)	48,900	13,875,375
	EMC Corp. (a)	291,100	5,912,241
	NetApp, Inc. (a)	69,200	3,445,468
			23,233,084
	Construction & Engineering 1.5%
	Fluor Corp.	87,100	4,314,063

	Diversified Consumer Services 0.3%
	New Oriental Education & Technology Group, Inc., Sponsored ADR (a)(b)	9,900	966,042

	Diversified Financial Services 3.5%
	IntercontinentalExchange, Inc. (a)	23,600	2,471,392
¤	JPMorgan Chase & Co.	199,200	7,583,544
			10,054,936
	Electronic Equipment & Instruments 2.0%
	Agilent Technologies, Inc. (a)	79,800	2,662,926
	Amphenol Corp. Class A	62,400	3,056,352
			5,719,278
	Energy Equipment & Services 4.6%
	Dresser-Rand Group, Inc. (a)	59,700	2,202,333
	FMC Technologies, Inc. (a)	71,800	4,903,222
	Schlumberger, Ltd.	101,400	6,247,254
			13,352,809
	Food & Staples Retailing 1.0%
	Costco Wholesale Corp.	46,200	2,979,438

	Food Products 1.3%
	Green Mountain Coffee Roasters, Inc. (a)	117,000	3,649,230

	Health Care Equipment & Supplies 0.3%
	Varian Medical Systems, Inc. (a)	14,000	847,000

	Health Care Providers & Services 2.9%
¤	Express Scripts, Inc. (a)	171,800	8,366,660

	Health Care Technology 1.0%
	Cerner Corp. (a)	36,200	3,040,438

	Hotels, Restaurants & Leisure 1.8%
	Ctrip.com International, Ltd., ADR (a)(b)	43,000	2,053,250
	Yum! Brands, Inc.	71,600	3,297,896
			5,351,146
	Internet & Catalog Retail 6.2%
	Amazon.com, Inc. (a)	44,300	6,957,758
	NetFlix, Inc. (a)	10,200	1,654,032
¤	Priceline.com, Inc. (a)	27,300	9,509,682
			18,121,472
	Internet Software & Services 5.4%
	Baidu, Inc., Sponsored ADR (a)(b)	50,700	5,202,834
	Equinix, Inc. (a)	40,200	4,114,470
	Google, Inc. Class A (a)	12,300	6,467,217
			15,784,521
	IT Services 7.1%
¤	Cognizant Technology Solutions Corp. Class A (a)	189,600	12,223,512
¤	Visa, Inc. Class A	111,900	8,309,694
			20,533,206
	Machinery 7.0%
	Danaher Corp.	178,500	7,248,885
	Deere & Co.	69,500	4,849,710
	Flowserve Corp.	28,500	3,118,470
	Illinois Tool Works, Inc.	106,900	5,026,438
			20,243,503
	Metals & Mining 1.4%
	Cliffs Natural Resources, Inc.	65,200	4,167,584

	Multiline Retail 1.3%
	Kohl's Corp. (a)	70,700	3,724,476

	Oil, Gas & Consumable Fuels 2.9%
	Peabody Energy Corp.	78,800	3,861,988
	Petroleo Brasileiro S.A., Sponsored ADR (b)	142,300	4,670,286
			8,532,274
	Personal Products 1.0%
	Estee Lauder Cos., Inc. (The) Class A	45,400	2,870,642

	Pharmaceuticals 3.0%
	Shire PLC, ADR (b)	65,000	4,373,200
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR (b)	80,700	4,256,925
			8,630,125
	Road & Rail 2.9%
¤	Union Pacific Corp.	103,800	8,490,840

	Semiconductors & Semiconductor Equipment 1.8%
	Lam Research Corp. (a)	77,400	3,239,190
	Marvell Technology Group, Ltd. (a)	118,400	2,073,184
			5,312,374
	Software 8.7%
	Autodesk, Inc. (a)	110,800	3,542,276
	Citrix Systems, Inc. (a)	82,600	5,636,624
	Intuit, Inc. (a)	40,200	1,761,162
¤	Oracle Corp.	323,600	8,688,660
	Salesforce.com, Inc. (a)	26,300	2,940,340
	VMware, Inc. Class A (a)	30,000	2,548,200
			25,117,262
	Specialty Retail 3.1%
	Dick's Sporting Goods, Inc. (a)	53,500	1,500,140
	O'Reilly Automotive, Inc. (a)	68,000	3,617,600
	Urban Outfitters, Inc. (a)	120,100	3,775,944
			8,893,684
	Wireless Telecommunication Services 1.8%
	American Tower Corp. Class A (a)	102,400	5,249,024
	Total Common Stocks (Cost $234,211,268)		285,044,005

		Principal Amount	Value
	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $5,874,755 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 5/31/15, with a Principal Amount of $5,710,000 and a Market Value of $5,993,787)	$5,874,753	5,874,753

	Total Short-Term Investment (Cost $5,874,753)		5,874,753

	Total Investments (Cost $240,086,021) (c)	100.2%	290,918,758

	Other Assets, Less Liabilities	(0.2)	(555,676)
	Net Assets	100.0%	$290,363,082

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
(a)	Non-income producing security.
(b)	ADR - American Depositary Receipt.
(c)	At September 30, 2010, cost is $243,886,246 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$53,635,505
Gross unrealized depreciation	(6,602,993)
Net unrealized appreciation	$47,032,512

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$285,044,005	$—	$—	$285,044,005
Short-Term Investment
Repurchase Agreement	—	5,874,753	—	5,874,753
Total Investments in Securities	$285,044,005	$5,874,753	$—	$290,918,758

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Mid Cap Core Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Shares	Value
	Common Stocks 99.8%†
	Aerospace & Defense 0.1%
	ITT Corp.	4,989	$233,635
	L-3 Communications Holdings, Inc.	1,276	92,216
			325,851
	Airlines 2.0%
	Continental Airlines, Inc. Class B (a)	132,442	3,289,859
	Southwest Airlines Co.	317,413	4,148,588
	United Continental Holdings (a)	224,093	5,295,318
			12,733,765
	Auto Components 2.1%
	Autoliv, Inc.	59,783	3,905,623
	Federal Mogul Corp. (a)	12,872	243,410
	Goodyear Tire & Rubber Co. (The) (a)	7,837	84,248
	Lear Corp. (a)	46,810	3,694,713
	TRW Automotive Holdings Corp. (a)	130,223	5,412,068
			13,340,062
	Automobiles 0.3%
	Harley-Davidson, Inc.	56,168	1,597,418

	Beverages 1.8%
	Coca-Cola Enterprises, Inc.	179,201	5,555,231
	Dr. Pepper Snapple Group, Inc.	170,750	6,065,040
			11,620,271
	Biotechnology 0.9%
	Cephalon, Inc. (a)	88,888	5,550,167
	Myriad Genetics, Inc. (a)	11,923	195,656
			5,745,823
	Building Products 0.0%‡
	Owens Corning, Inc. (a)	1,087	27,860

	Capital Markets 0.4%
	Ameriprise Financial, Inc.	20,680	978,784
	GLG Partners, Inc. (a)	11,311	50,900
	Raymond James Financial, Inc.	51,725	1,310,194
			2,339,878
	Chemicals 3.3%
	Airgas, Inc.	3,876	263,374
	Ashland, Inc.	98,553	4,806,430
	Cytec Industries, Inc.	90,819	5,120,375
¤	Lubrizol Corp. (The)	58,928	6,244,600
	Nalco Holding Co.	53,467	1,347,903
	PPG Industries, Inc.	12,205	888,524
	Sherwin-Williams Co. (The)	35,297	2,652,217
			21,323,423
	Commercial Banks 2.4%
	Bank of Hawaii Corp.	11,136	500,229
	BOK Financial Corp.	43,832	1,978,138
	CIT Group, Inc. (a)	39,444	1,610,104
	Cullen/Frost Bankers, Inc.	46,315	2,494,989
	East West Bancorp, Inc.	87,652	1,426,974
	First Citizens BancShares, Inc. Class A	11,036	2,044,640
	M&T Bank Corp.	63,707	5,211,870
			15,266,944
	Commercial Services & Supplies 0.2%
	Avery Dennison Corp.	24,098	894,518
	R.R. Donnelley & Sons Co.	8,126	137,817
			1,032,335
	Communications Equipment 1.6%
	CommScope, Inc. (a)	102,991	2,445,006
	Harris Corp.	82,134	3,637,715
	Tellabs, Inc.	571,339	4,256,476
			10,339,197
	Computers & Peripherals 3.3%
	Lexmark International, Inc. Class A (a)	102,020	4,552,132
	NetApp, Inc. (a)	34,424	1,713,971
	SanDisk Corp. (a)	150,424	5,513,040
	Seagate Technology (a)	276,494	3,257,099
¤	Western Digital Corp. (a)	218,840	6,212,868
			21,249,110
	Construction & Engineering 1.3%
	Chicago Bridge & Iron Co. N.V. (a)	2,949	72,103
	KBR, Inc.	111,402	2,744,945
	Shaw Group, Inc. (The) (a)	152,894	5,131,123
	URS Corp. (a)	8,711	330,844
			8,279,015
	Consumer Finance 1.0%
	AmeriCredit Corp. (a)	8,800	215,248
¤	Discover Financial Services	367,845	6,135,655
			6,350,903
	Containers & Packaging 0.5%
	Crown Holdings, Inc. (a)	101,595	2,911,713
	Pactiv Corp. (a)	12,378	408,226
			3,319,939
	Diversified Consumer Services 0.4%
	Apollo Group, Inc. Class A (a)	35,817	1,839,203
	Career Education Corp. (a)	23,647	507,701
			2,346,904
	Diversified Financial Services 0.2%
	Interactive Brokers Group, Inc. (a)	92,790	1,596,916

	Diversified Telecommunication Services 1.4%
	Frontier Communications Corp.	255,313	2,085,907
¤	Qwest Communications International, Inc.	1,030,062	6,458,489
	tw telecom, Inc. (a)	30,205	560,907
			9,105,303
	Electric Utilities 0.1%
	Allegheny Energy, Inc.	4,389	107,618
	Edison International	17,121	588,791
	Progress Energy, Inc.	5,430	241,201
			937,610
	Electrical Equipment 1.5%
	General Cable Corp. (a)	93,151	2,526,255
	Hubbel, Inc. Class B	45,137	2,290,703
	Regal-Beloit Corp.	82,745	4,856,304
	Rockwell Automation, Inc.	190	11,729
	Thomas & Betts Corp. (a)	1,557	63,868
			9,748,859
	Electronic Equipment & Instruments 0.4%
	Tech Data Corp. (a)	4,397	177,199
	Vishay Intertechnology, Inc. (a)	218,597	2,116,019
	Vishay Precision Group, Inc. (a)	25,211	393,544
			2,686,762
	Energy Equipment & Services 1.3%
	Exterran Holdings, Inc. (a)	155,932	3,541,216
	Nabors Industries, Ltd. (a)	32,823	592,783
	Oceaneering International, Inc. (a)	8,395	452,155
	Oil States International, Inc. (a)	54,725	2,547,449
	Schlumberger, Ltd.	5,861	361,096
	SEACOR Holdings, Inc. (a)	7,638	650,452
			8,145,151
	Food & Staples Retailing 1.1%
	BJ's Wholesale Club, Inc. (a)	54,577	2,264,946
	Safeway, Inc.	216,359	4,578,156
			6,843,102
	Food Products 1.8%
	ConAgra Foods, Inc.	19,824	434,939
	Corn Products International, Inc.	142,519	5,344,463
	Smithfield Foods, Inc. (a)	23,656	398,130
	Tyson Foods, Inc. Class A	336,958	5,398,067
			11,575,599
	Gas Utilities 1.5%
	Atmos Energy Corp.	89,578	2,620,156
	Energen Corp.	114,961	5,256,017
	ONEOK, Inc.	703	31,663
	Questar Corp.	102,249	1,792,425
	UGI Corp.	1,567	44,832
			9,745,093
	Health Care Equipment & Supplies 1.4%
	C.R. Bard, Inc.	1,792	145,923
	CareFusion Corp. (a)	229,858	5,709,673
	Hologic, Inc. (a)	94,732	1,516,659
	Hospira, Inc. (a)	27,374	1,560,592
	Kinetic Concepts, Inc. (a)	687	25,130
			8,957,977
	Health Care Providers & Services 2.8%
¤	AmerisourceBergen Corp.	206,700	6,337,422
	DaVita, Inc. (a)	3,490	240,915
	Health Net, Inc. (a)	191,185	5,198,320
	Humana, Inc. (a)	120,824	6,070,198
			17,846,855
	Hotels, Restaurants & Leisure 2.7%
	Brinker International, Inc.	274,289	5,173,091
	Burger King Holdings, Inc.	9,159	218,717
	Chipotle Mexican Grill, Inc. Class A (a)	1,274	219,128
	Darden Restaurants, Inc.	129,698	5,548,480
	Panera Bread Co. Class A (a)	45,930	4,069,857
	Wynn Resorts, Ltd.	22,965	1,992,673
			17,221,946
	Household Durables 1.2%
	Leggett & Platt, Inc.	66,243	1,507,691
	Mohawk Industries, Inc. (a)	2,278	121,417
	Whirlpool Corp.	72,017	5,830,496
			7,459,604
	Independent Power Producers & Energy Traders 0.5%
	Calpine Corp. (a)	18,499	230,313
	Constellation Energy Group, Inc.	28,488	918,453
	Mirant Corp. (a)	26,284	261,789
	NRG Energy, Inc. (a)	70,975	1,477,699
			2,888,254
	Industrial Conglomerates 0.1%
	Carlisle Cos., Inc.	14,675	439,516

	Insurance 7.3%
	Allied World Assurance Holdings, Ltd./Bermuda	85,848	4,858,138
	American Financial Group, Inc.	169,488	5,182,943
	Arch Capital Group, Ltd. (a)	59,768	5,008,558
	Aspen Insurance Holdings, Ltd.	171,658	5,197,804
	Assurant, Inc.	66,113	2,690,799
	Axis Capital Holdings, Ltd.	72,879	2,400,634
	CNA Financial Corp. (a)	29,836	835,110
	Endurance Specialty Holdings, Ltd.	58,761	2,338,688
¤	Hartford Financial Services Group, Inc. (The)	286,897	6,584,286
	PartnerRe, Ltd.	11,377	912,208
	Principal Financial Group, Inc.	194,590	5,043,773
	RenaissanceRe Holdings, Ltd.	63,501	3,807,520
	Symetra Financial Corp.	41,708	436,266
	Validus Holdings, Ltd.	55,673	1,467,540
	White Mountains Insurance Group, Ltd.	293	90,379
			46,854,646
	Internet & Catalog Retail 0.1%
	Expedia, Inc.	13,196	372,259
	NetFlix, Inc. (a)	2,176	352,860
			725,119
	Internet Software & Services 1.7%
	AOL, Inc. (a)	170,119	4,210,445
	IAC/InterActiveCorp (a)	193,588	5,085,557
	VeriSign, Inc. (a)	48,521	1,540,056
			10,836,058
	IT Services 3.1%
	Amdocs, Ltd. (a)	204,235	5,853,375
	Broadridge Financial Solutions LLC	6,594	150,805
	Computer Sciences Corp.	120,487	5,542,402
	Convergys Corp. (a)	68,071	711,342
	Global Payments, Inc.	100,537	4,312,032
	Hewitt Associates, Inc. Class A (a)	49,748	2,508,792
	Total System Services, Inc.	61,155	932,002
			20,010,750
	Life Sciences Tools & Services 1.2%
	Bio-Rad Laboratories, Inc. Class A (a)	21,174	1,916,459
	Covance, Inc. (a)	24,559	1,149,115
	Pharmaceutical Product Development, Inc.	163,485	4,052,793
	Waters Corp. (a)	6,928	490,364
			7,608,731
	Machinery 6.4%
	AGCO Corp. (a)	140,808	5,492,920
	CNH Global N.V. (a)	68,345	2,504,161
	Cummins, Inc.	44,302	4,012,875
	Gardner Denver, Inc.	422	22,653
	Harsco Corp.	461	11,331
	Joy Global, Inc.	7,823	550,113
	Lincoln Electric Holdings, Inc.	12,145	702,224
	Manitowoc Co., Inc. (The)	81,464	986,529
	Navistar International Corp. (a)	109,612	4,783,468
	Oshkosh Corp. (a)	184,312	5,068,580
	SPX Corp.	51,426	3,254,237
	Timken Co. (The)	136,515	5,236,716
	Toro Co. (The)	90,312	5,078,244
	Trinity Industries, Inc.	19,158	426,649
	Valmont Industries, Inc.	43,326	3,136,802
	WABCO Holdings, Inc. (a)	361	15,140
			41,282,642
	Media 2.5%
	Cablevision Systems Corp. Class A	9,373	245,479
	DISH Network Corp. Class A	133,277	2,553,587
	Interpublic Group of Cos., Inc. (The) (a)	575,406	5,771,322
	John Wiley & Sons, Inc. Class A	37,464	1,530,779
	Liberty Global, Inc. Class A (a)	2,867	88,332
	McGraw-Hill Cos., Inc. (The)	1,749	57,822
	Sirius XM Radio, Inc. (a)	73,159	87,791
	Virgin Media, Inc.	87,419	2,012,386
	Washington Post Co. Class B	9,022	3,603,477
			15,950,975
	Metals & Mining 0.0%‡
	Carpenter Technology Corp.	8,479	285,827

	Multi-Utilities 2.2%
	Alliant Energy Corp.	11,664	423,986
	Ameren Corp.	22,130	628,492
	DTE Energy Corp.	79,344	3,644,270
	Integrys Energy Group, Inc.	104,458	5,438,083
	MDU Resources Group, Inc.	207,407	4,137,770
			14,272,601
	Multiline Retail 2.5%
	Big Lots, Inc. (a)	156,279	5,196,277
	Dollar General Corp. (a)	17,443	510,208
	Dollar Tree, Inc. (a)	82,430	4,019,287
	Family Dollar Stores, Inc.	120,635	5,327,241
	J.C. Penney Co., Inc.	8,951	243,288
	Nordstrom, Inc.	12,406	461,503
	Sears Holdings Corp. (a)	6,299	454,410
			16,212,214
	Oil, Gas & Consumable Fuels 5.1%
	Arch Coal, Inc.	15,014	401,024
	Cimarex Energy Co.	78,185	5,174,283
	Forest Oil Corp. (a)	537	15,949
	Mariner Energy, Inc. (a)	4,278	103,656
¤	Murphy Oil Corp.	113,750	7,043,400
	Newfield Exploration Co. (a)	68,289	3,922,520
	QEP Resources, Inc.	98,793	2,977,621
	SM Energy Co.	9,402	352,199
	Sunoco, Inc.	148,642	5,425,433
¤	Valero Energy Corp.	369,332	6,467,004
	Whiting Petroleum Corp. (a)	10,430	996,169
			32,879,258
	Paper & Forest Products 2.2%
	Domtar Corp.	70,982	4,584,018
	International Paper Co.	270,563	5,884,745
	MeadWestvaco Corp.	152,166	3,709,807
			14,178,570
	Personal Products 1.6%
	Estee Lauder Cos., Inc. (The) Class A	73,994	4,678,641
	Herbalife, Ltd.	82,476	4,977,427
	NBTY, Inc. (a)	8,080	444,238
			10,100,306
	Pharmaceuticals 2.4%
	Endo Pharmaceuticals Holdings, Inc. (a)	116,002	3,855,906
	Forest Laboratories, Inc. (a)	192,806	5,963,490
	King Pharmaceuticals, Inc. (a)	535,425	5,332,833
			15,152,229
	Professional Services 0.1%
	FTI Consulting, Inc. (a)	17,351	601,906

	Real Estate Investment Trusts 3.4%
¤	Annaly Capital Management, Inc.	369,835	6,509,096
	Apartment Investment & Management Co. Class A	42,440	907,367
	AvalonBay Communities, Inc.	1,181	122,741
	Duke Realty Corp.	310,968	3,604,119
	Equity Residential	71,059	3,380,277
	General Growth Properties, Inc.	17,879	278,912
	Hospitality Properties Trust	29,297	654,202
	Host Hotels & Resorts, Inc.	10,242	148,304
	Rayonier, Inc.	108,920	5,459,071
	Taubman Centers, Inc.	655	29,220
	Vornado Realty Trust	8,094	692,280
			21,785,589
	Real Estate Management & Development 1.0%
	CB Richard Ellis Group, Inc. Class A (a)	64,249	1,174,472
	Jones Lang LaSalle, Inc.	63,975	5,519,123
			6,693,595
	Road & Rail 0.8%
	Hertz Global Holdings, Inc. (a)	11,302	119,688
	Ryder System, Inc.	114,771	4,908,756
			5,028,444
	Semiconductors & Semiconductor Equipment 2.4%
	Advanced Micro Devices, Inc. (a)	264,348	1,879,514
	Altera Corp.	45,423	1,369,958
	Analog Devices, Inc.	24,096	756,132
	Fairchild Semiconductor International, Inc. (a)	75,266	707,500
	Intersil Corp. Class A	41,417	484,165
	Marvell Technology Group, Ltd. (a)	2,133	37,349
	Micron Technology, Inc. (a)	656,653	4,734,468
	National Semiconductor Corp.	79	1,009
	ON Semiconductor Corp. (a)	26,038	187,734
	Teradyne, Inc. (a)	474,312	5,283,836
			15,441,665
	Software 5.4%
	Autodesk, Inc. (a)	52,023	1,663,175
	BMC Software, Inc. (a)	135,212	5,473,382
	CA, Inc.	263,959	5,574,814
	Citrix Systems, Inc. (a)	287	19,585
	Compuware Corp. (a)	280,010	2,388,485
¤	Intuit, Inc. (a)	157,117	6,883,296
	McAfee, Inc. (a)	62,161	2,937,729
	MICROS Systems, Inc. (a)	97,665	4,134,159
	Rovi Corp. (a)	4,965	250,286
	Salesforce.com, Inc. (a)	5,589	624,850
	Synopsys, Inc. (a)	185,388	4,592,061
			34,541,822
	Specialty Retail 5.4%
	Advance Auto Parts, Inc.	97,350	5,712,498
	Aeropostale, Inc. (a)	54,649	1,270,589
	Foot Locker, Inc.	28,709	417,142
	GameStop Corp. Class A (a)	157,224	3,098,885
	Limited Brands, Inc.	210,162	5,628,139
	PetSmart, Inc.	98,879	3,460,764
	Ross Stores, Inc.	106,168	5,798,896
	Signet Jewelers, Ltd. (a)	139,934	4,441,505
	Williams-Sonoma, Inc.	143,176	4,538,679
			34,367,097
	Textiles, Apparel & Luxury Goods 0.4%
	Coach, Inc.	52,195	2,242,297

	Trading Companies & Distributors 1.0%
	W.W. Grainger, Inc.	51,256	6,105,102
	WESCO International, Inc. (a)	2,340	91,939
			6,197,041
	Wireless Telecommunication Services 2.0%
	MetroPCS Communications, Inc. (a)	372,366	3,894,948
	NII Holdings, Inc. (a)	102,300	4,204,530
	Telephone and Data Systems, Inc.	111,628	3,661,399
	United States Cellular Corp. (a)	21,193	974,242
			12,735,119
	Total Common Stocks (Cost $552,049,962)		638,421,746

	Exchange Traded Funds 0.1% (b)
	S&P 500 Index—SPDR Trust Series 1	3,365	384,014
	S&P MidCap 400 Index—MidCap SPDR Trust Series 1	2,641	384,503

	Total Exchange Traded Funds (Cost $701,438)		768,517

		Principal Amount	Value
	Short-Term Investment 0.1%
	Repurchase Agreement 0.1%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $707,405 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $705,000 and a Market Value of $723,189)	$707,405	707,405

	Total Short-Term Investment (Cost $707,405)		707,405

	Total Investments (Cost $553,458,805) (c)	100.0%	639,897,668

	Other Assets, Less Liabilities	0.0 ‡	251,410
	Net Assets	100.0%	$640,149,078
¤	Among the Portfolio's 10 largest holdings, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	At September 30, 2010, cost is $565,648,808 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$91,272,841
Gross unrealized depreciation	(17,023,981)
Net unrealized appreciation	$74,248,860

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in Securities (a)
Common Stocks	$638,421,746	$—	$—	$638,421,746
Exchange Traded Funds	768,517	—	—	768,517
Short-Term Investment
Repurchase Agreement	—	707,405	—	707,405
Total Investments in Securities	$639,190,263	$707,405	$—	$639,897,668

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Allocation Portfolio
Portfolio of Investments September 30, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 100.0%†
Equity Funds 60.3%
MainStay 130/30 Core Fund Class I (a)	6,453,798	$45,305,660
MainStay 130/30 Growth Fund Class I (a)(b)	103,834	808,866
MainStay 130/30 International Fund Class I (a)	2,555,178	16,659,760
MainStay Epoch Global Choice Fund Class I (a)	352,372	4,950,829
MainStay Epoch U.S. All Cap Fund Class I (a)	1,185,890	25,247,605
MainStay ICAP Equity Fund Class I	707,129	23,158,482
MainStay ICAP International Fund Class I	589,220	16,504,042
MainStay MAP Fund Class I (a)	1,439,196	41,966,958
MainStay VP Common Stock Portfolio Initial Class	1,702,321	25,039,116
MainStay VP Growth Equity Portfolio Initial Class	8,799	194,596
MainStay VP ICAP Select Equity Portfolio Initial Class	2,032,819	23,223,704
MainStay VP International Equity Portfolio Initial Class (a)	1,285,367	15,953,658
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	1,274,903	17,119,925
MainStay VP Mid Cap Core Portfolio Initial Class (a)	3,679,637	38,756,386
MainStay VP S&P 500 Index Portfolio Initial Class	4,638	108,577
MainStay VP U.S. Small Cap Portfolio Initial Class (a)(b)	1,550,824	12,809,144

Total Equity Funds (Cost $283,882,025)		307,807,308

Fixed Income Funds 39.7%
MainStay Global High Income Fund Class I	103,040	1,260,177
MainStay High Yield Opportunities Fund Class I (a)	1,423,215	16,793,933
MainStay Intermediate Term Bond Fund Class I	1,884,971	20,470,789
MainStay VP Bond Portfolio Initial Class (a)	7,483,921	115,656,973
MainStay VP Convertible Portfolio Initial Class	452,701	5,052,053
MainStay VP Floating Rate Portfolio Initial Class (a)	3,448,932	31,499,817
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,225,299	12,128,461

Total Fixed Income Funds (Cost $187,182,226)		202,862,203

Total Investments (Cost $471,064,251) (c)	100.0%	510,669,511

Other Assets, Less Liabilities	0.0 ‡	154,096
Net Assets	100.0%	$510,823,607

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2010, cost is $475,265,958 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$41,283,962
Gross unrealized depreciation	(5,880,409)
Net unrealized appreciation	$35,403,553

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$307,807,308	$—	$—	$307,807,308
Fixed Income Funds	202,862,203	—	—	202,862,203
Total Investments in Securities	$510,669,511	$—	$—	$510,669,511

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP Moderate Growth Allocation Portfolio
Portfolio of Investments September 30, 2010 unaudited
	Shares	Value
Affiliated Investment Companies 99.9%†
Equity Funds 79.9%
MainStay 130/30 Core Fund Class I (a)	7,076,025	$49,673,694
MainStay 130/30 Growth Fund Class I (a)(b)	154,407	1,202,829
MainStay 130/30 International Fund Class I (a)	4,001,461	26,089,526
MainStay Epoch Global Choice Fund Class I (a)	580,658	8,158,249
MainStay Epoch U.S. All Cap Fund Class I (a)	1,744,633	37,143,241
MainStay ICAP Equity Fund Class I	908,765	29,762,054
MainStay ICAP International Fund Class I	925,051	25,910,669
MainStay MAP Fund Class I (a)	1,914,160	55,816,916
MainStay VP Common Stock Portfolio Initial Class (a)	2,080,569	30,602,682
MainStay VP Growth Equity Portfolio Initial Class	36,178	800,108
MainStay VP ICAP Select Equity Portfolio Initial Class	2,606,357	29,776,023
MainStay VP International Equity Portfolio Initial Class (a)	2,055,918	25,517,543
MainStay VP Large Cap Growth Portfolio Initial Class (a)(b)	1,745,026	23,432,943
MainStay VP Mid Cap Core Portfolio Initial Class (a)	6,722,214	70,802,839
MainStay VP S&P 500 Index Portfolio Initial Class	2,664	62,370
MainStay VP U.S. Small Cap Portfolio Initial Class (a)(b)	2,483,688	20,514,199

Total Equity Funds (Cost $416,807,798)		435,265,885

Fixed Income Funds 20.0%
MainStay Global High Income Fund Class I	112,075	1,370,676
MainStay High Yield Opportunities Fund Class I (a)	1,551,894	18,312,352
MainStay Intermediate Term Bond Fund Class I	509,547	5,533,684
MainStay VP Bond Portfolio Initial Class (a)	2,023,056	31,264,436
MainStay VP Convertible Portfolio Initial Class	484,893	5,411,308
MainStay VP Floating Rate Portfolio Initial Class (a)	3,742,905	34,184,737
MainStay VP High Yield Corporate Bond Portfolio Initial Class	1,330,644	13,171,200

Total Fixed Income Funds (Cost $101,023,842)		109,248,393

Total Investments (Cost $517,831,640) (c)	99.9%	544,514,278

Other Assets, Less Liabilities	0.1	565,498
Net Assets	100.0%	$545,079,776

†	Percentages indicated are based on Portfolio net assets.
(a)	The Portfolio's ownership exceeds 5% of the outstanding shares of the Underlying Portfolio's/Fund's share class.
(b)	Non-income producing Underlying Portfolio/Fund.
(c)	At September 30, 2010, cost is $522,030,594 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$32,943,503
Gross unrealized depreciation	(10,459,819)
Net unrealized appreciation	$22,483,684

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities
Affiliated Investment Companies
Equity Funds	$435,265,885	$—	$—	$435,265,885
Fixed Income Funds	109,248,393	—	—	109,248,393
Total Investments in Securities	$544,514,278	$—	$—	$544,514,278

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP S&P 500 Index Portfolio
Portfolio of Investments ††† September 30, 2010 unaudited
		Shares		Value
	Common Stocks 93.4%†
	Aerospace & Defense 2.6%
	Boeing Co. (The)	58,892		$3,918,674
	General Dynamics Corp.	30,615		1,922,928
	Goodrich Corp.	10,090		743,936
	Honeywell International, Inc.	62,165		2,731,530
	ITT Corp.	14,756		691,023
	L-3 Communications Holdings, Inc.	9,209		665,534
	Lockheed Martin Corp.	23,928		1,705,588
	Northrop Grumman Corp.	23,679		1,435,658
	Precision Castparts Corp.	11,452		1,458,412
	Raytheon Co.	30,112		1,376,420
	Rockwell Collins, Inc.	12,657		737,270
	United Technologies Corp.	74,786		5,327,007
				22,713,980
	Air Freight & Logistics 1.0%
	C.H. Robinson Worldwide, Inc.	13,354		933,711
	Expeditors International of Washington, Inc.	17,086		789,886
	FedEx Corp.	25,322		2,165,031
	United Parcel Service, Inc. Class B	79,742		5,317,994
				9,206,622
	Airlines 0.1%
	Southwest Airlines Co.	60,068		785,089

	Auto Components 0.2%
	Goodyear Tire & Rubber Co. (The) (a)	19,558		210,249
	Johnson Controls, Inc.	54,193		1,652,886
				1,863,135
	Automobiles 0.4%
	Ford Motor Co. (a)	276,847		3,388,607
	Harley-Davidson, Inc.	18,947		538,853
				3,927,460
	Beverages 2.5%
	Brown-Forman Corp. Class B	8,349		514,632
	Coca-Cola Co. (The)	185,904		10,879,102
	Coca-Cola Enterprises, Inc.	26,691		827,421
	Constellation Brands, Inc. Class A (a)	14,255		252,171
	Dr. Pepper Snapple Group, Inc.	19,236		683,263
	Molson Coors Brewing Co. Class B	12,714		600,355
	PepsiCo, Inc.	128,060		8,508,307
				22,265,251
	Biotechnology 1.3%
	Amgen, Inc. (a)	77,151		4,251,792
	Biogen Idec, Inc. (a)	19,480		1,093,218
	Celgene Corp. (a)	36,982		2,130,533
	Cephalon, Inc. (a)	6,047		377,575
	Genzyme Corp. (a)	20,517		1,452,398
	Gilead Sciences, Inc. (a)	67,512		2,404,102
				11,709,618
	Building Products 0.0%‡
	Masco Corp.	28,877		317,936

	Capital Markets 2.2%
	Ameriprise Financial, Inc.	20,212		956,634
	Bank of New York Mellon Corp. (The)	97,738		2,553,894
	Charles Schwab Corp. (The)	79,786		1,109,025
	E*TRADE Financial Corp. (a)	16,012		232,815
	Federated Investors, Inc. Class B	7,398		168,378
	Franklin Resources, Inc.	11,793		1,260,672
	Goldman Sachs Group, Inc. (The)	41,506		6,000,938
	Invesco, Ltd.	37,664		799,607
	Janus Capital Group, Inc.	14,770		161,732
	Legg Mason, Inc.	12,440		377,056
	Morgan Stanley	112,435		2,774,896
	Northern Trust Corp.	19,493		940,342
	State Street Corp.	40,394		1,521,238
	T. Rowe Price Group, Inc.	20,638		1,033,241
				19,890,468
	Chemicals 1.9%
	Air Products & Chemicals, Inc.	17,110		1,417,050
	Airgas, Inc.	6,000		407,700
	CF Industries Holdings, Inc.	5,719		546,164
	Dow Chemical Co. (The)	93,357		2,563,583
	E.I. du Pont de Nemours & Co.	72,963		3,255,609
	Eastman Chemical Co.	5,820		430,680
	Ecolab, Inc.	18,780		952,897
	FMC Corp.	5,835		399,172
	International Flavors & Fragrances, Inc.	6,427		311,838
	Monsanto Co.	43,507		2,085,291
	PPG Industries, Inc.	13,291		967,585
	Praxair, Inc.	24,637		2,223,736
	Sherwin-Williams Co. (The)	7,269		546,193
	Sigma-Aldrich Corp.	9,769		589,852
				16,697,350
	Commercial Banks 2.6%
	BB&T Corp.	55,796		1,343,568
	Comerica, Inc.	14,195		527,344
	Fifth Third Bancorp	64,086		770,955
	First Horizon National Corp. (a)	18,742		213,845
	Huntington Bancshares, Inc.	57,722		327,284
	KeyCorp	70,875		564,165
	M&T Bank Corp.	6,899		564,407
	Marshall & Ilsley Corp.	42,434		298,735
	PNC Financial Services Group, Inc.	42,288		2,195,170
	Regions Financial Corp.	101,130		735,215
	SunTrust Banks, Inc.	40,238		1,039,348
	U.S. Bancorp	154,326		3,336,528
	Wells Fargo & Co.	421,270		10,586,515
	Zions Bancorp	13,793		294,618
				22,797,697
	Commercial Services & Supplies 0.5%
	Avery Dennison Corp.	8,852		328,586
	Cintas Corp.	10,698		294,730
	Iron Mountain, Inc.	16,202		361,953
	Pitney Bowes, Inc.	16,622		355,378
	R.R. Donnelley & Sons Co.	16,616		281,807
	Republic Services, Inc.	24,661		751,914
	Stericycle, Inc. (a)	6,860		476,633
	Waste Management, Inc.	38,425		1,373,310
				4,224,311
	Communications Equipment 2.2%
	Cisco Systems, Inc. (a)	459,736		10,068,218
	Harris Corp.	10,381		459,775
	JDS Uniphase Corp. (a)	17,828		220,889
	Juniper Networks, Inc. (a)	41,862		1,270,512
	Motorola, Inc. (a)	187,877		1,602,591
	QUALCOMM, Inc.	129,220		5,830,406
	Tellabs, Inc.	30,662		228,432
				19,680,823
	Computers & Peripherals 4.1%
¤	Apple, Inc. (a)	73,539		20,866,691
	Dell, Inc. (a)	136,189		1,765,010
	EMC Corp. (a)	165,307		3,357,385
	Hewlett-Packard Co.	182,546		7,679,710
	Lexmark International, Inc. Class A (a)	6,324		282,177
	NetApp, Inc. (a)	28,740		1,430,965
	QLogic Corp. (a)	8,787		155,003
	SanDisk Corp. (a)	18,762		687,627
	Western Digital Corp. (a)	18,465		524,221
				36,748,789
	Construction & Engineering 0.2%
	Fluor Corp.	14,393		712,885
	Jacobs Engineering Group, Inc. (a)	10,112		391,335
	Quanta Services, Inc. (a)	16,988		324,131
				1,428,351
	Construction Materials 0.0%‡
	Vulcan Materials Co.	10,327		381,273

	Consumer Finance 0.7%
	American Express Co.	84,257		3,541,322
	Capital One Financial Corp.	36,762		1,453,937
	Discover Financial Services	43,795		730,500
	SLM Corp. (a)	39,067		451,224
				6,176,983
	Containers & Packaging 0.2%
	Ball Corp.	7,375		434,019
	Bemis Co., Inc.	8,795		279,241
	Owens-Illinois, Inc. (a)	13,157		369,185
	Pactiv Corp. (a)	10,961		361,494
	Sealed Air Corp.	12,837		288,576
				1,732,515
	Distributors 0.1%
	Genuine Parts Co.	12,682		565,490

	Diversified Consumer Services 0.1%
	Apollo Group, Inc. Class A (a)	10,217		524,643
	DeVry, Inc.	5,059		248,953
	H&R Block, Inc.	24,806		321,238
				1,094,834
	Diversified Financial Services 3.8%
	Bank of America Corp.	807,707		10,589,039
	Citigroup, Inc. (a)	1,912,416		7,458,422
	CME Group, Inc.	5,410		1,409,035
	IntercontinentalExchange, Inc. (a)	5,957		623,817
¤	JPMorgan Chase & Co.	319,187		12,151,449
	Leucadia National Corp. (a)	15,854		374,471
	Moody's Corp.	16,411		409,947
	NASDAQ OMX Group, Inc. (The) (a)	11,583		225,058
	NYSE Euronext	20,969		599,084
				33,840,322
	Diversified Telecommunication Services 2.7%
¤	AT&T, Inc.	475,643		13,603,390
	CenturyTel, Inc.	24,263		957,418
	Frontier Communications Corp.	79,891		652,710
	Qwest Communications International, Inc.	140,001		877,806
	Verizon Communications, Inc.	227,544		7,415,659
	Windstream Corp.	38,914		478,253
				23,985,236
	Electric Utilities 1.8%
	Allegheny Energy, Inc.	13,640		334,453
	American Electric Power Co., Inc.	38,604		1,398,623
	Duke Energy Corp.	106,129		1,879,545
	Edison International	26,221		901,740
	Entergy Corp.	15,035		1,150,629
	Exelon Corp.	53,216		2,265,937
	FirstEnergy Corp.	24,542		945,849
	NextEra Energy, Inc.	33,472		1,820,542
	Northeast Utilities	14,174		419,125
	Pepco Holdings, Inc.	18,023		335,228
	Pinnacle West Capital Corp.	8,742		360,782
	PPL Corp.	38,865		1,058,294
	Progress Energy, Inc.	23,544		1,045,824
	Southern Co. (The)	66,867		2,490,127
				16,406,698
	Electrical Equipment 0.5%
	Emerson Electric Co.	60,573		3,189,774
	Rockwell Automation, Inc.	11,415		704,648
	Roper Industries, Inc.	7,583		494,260
				4,388,682
	Electronic Equipment & Instruments 0.5%
	Agilent Technologies, Inc. (a)	27,871		930,055
	Amphenol Corp. Class A	13,985		684,985
	Corning, Inc.	125,713		2,298,034
	FLIR Systems, Inc. (a)	12,733		327,238
	Jabil Circuit, Inc.	15,782		227,419
	Molex, Inc.	11,082		231,946
				4,699,677
	Energy Equipment & Services 1.7%
	Baker Hughes, Inc.	34,711		1,478,689
	Cameron International Corp. (a)	19,502		837,806
	Diamond Offshore Drilling, Inc.	5,595		379,173
	FMC Technologies, Inc. (a)	9,657		659,477
	Halliburton Co.	73,309		2,424,329
	Helmerich & Payne, Inc.	8,514		344,476
	Nabors Industries, Ltd. (a)	22,943		414,351
	National-Oilwell Varco, Inc.	33,733		1,500,106
	Rowan Cos., Inc. (a)	9,234		280,344
	Schlumberger, Ltd.	109,991		6,776,545
				15,095,296
	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	35,345		2,279,399
	CVS Caremark Corp.	109,334		3,440,741
	Kroger Co. (The)	51,666		1,119,086
	Safeway, Inc.	30,726		650,162
	SUPERVALU, Inc.	17,110		197,278
	Sysco Corp.	47,371		1,351,021
	Wal-Mart Stores, Inc.	161,000		8,616,720
	Walgreen Co.	78,348		2,624,658
	Whole Foods Market, Inc. (a)	11,763		436,525
				20,715,590
	Food Products 1.7%
	Archer-Daniels-Midland Co.	51,469		1,642,890
	Campbell Soup Co.	15,588		557,271
	ConAgra Foods, Inc.	35,400		776,676
	Dean Foods Co. (a)	14,621		149,280
	General Mills, Inc.	51,702		1,889,191
	H.J. Heinz Co.	25,623		1,213,762
	Hershey Co. (The)	12,437		591,877
	Hormel Foods Corp.	5,574		248,600
	J.M. Smucker Co. (The)	9,620		582,299
	Kellogg Co.	20,976		1,059,498
	Kraft Foods, Inc. Class A	140,398		4,332,682
	McCormick & Co., Inc.	10,725		450,879
	Mead Johnson Nutrition Co.	16,471		937,365
	Sara Lee Corp.	53,325		716,155
	Tyson Foods, Inc. Class A	24,021		384,816
				15,533,241
	Gas Utilities 0.1%
	Nicor, Inc.	3,657		167,564
	ONEOK, Inc.	8,572		386,083
				553,647
	Health Care Equipment & Supplies 1.6%
	Baxter International, Inc.	47,037		2,244,135
	Becton, Dickinson & Co.	18,683		1,384,410
	Boston Scientific Corp. (a)	122,175		748,933
	C.R. Bard, Inc.	7,541		614,064
	CareFusion Corp. (a)	15,298		380,002
	DENTSPLY International, Inc.	11,489		367,303
	Hospira, Inc. (a)	13,470		767,925
	Intuitive Surgical, Inc. (a)	3,168		898,888
	Medtronic, Inc.	86,927		2,919,009
	St. Jude Medical, Inc. (a)	26,355		1,036,806
	Stryker Corp.	27,483		1,375,524
	Varian Medical Systems, Inc. (a)	9,787		592,113
	Zimmer Holdings, Inc. (a)	16,175		846,438
				14,175,550
	Health Care Providers & Services 1.9%
	Aetna, Inc.	33,601		1,062,128
	AmerisourceBergen Corp.	22,446		688,194
	Cardinal Health, Inc.	28,265		933,876
	CIGNA Corp.	21,901		783,618
	Coventry Health Care, Inc. (a)	11,930		256,853
	DaVita, Inc. (a)	8,265		570,533
	Express Scripts, Inc. (a)	43,666		2,126,534
	Humana, Inc. (a)	13,619		684,218
	Laboratory Corp. of America Holdings (a)	8,276		649,087
	McKesson Corp.	21,044		1,300,098
	Medco Health Solutions, Inc. (a)	34,899		1,816,842
	Patterson Cos., Inc.	7,792		223,241
	Quest Diagnostics, Inc.	11,832		597,161
	Tenet Healthcare Corp. (a)	39,083		184,472
	UnitedHealth Group, Inc.	90,492		3,177,174
	WellPoint, Inc. (a)	32,179		1,822,618
				16,876,647
	Health Care Technology 0.1%
	Cerner Corp. (a)	5,710		479,583

	Hotels, Restaurants & Leisure 1.6%
	Carnival Corp.	34,997		1,337,235
	Darden Restaurants, Inc.	11,154		477,168
	International Game Technology	23,974		346,424
	Marriott International, Inc. Class A	23,082		827,028
	McDonald's Corp.	85,677		6,383,793
	Starbucks Corp.	59,560		1,523,545
	Starwood Hotels & Resorts Worldwide, Inc.	15,308		804,435
	Wyndham Worldwide Corp.	14,386		395,184
	Wynn Resorts, Ltd.	6,062		526,000
	Yum! Brands, Inc.	37,593		1,731,534
				14,352,346
	Household Durables 0.4%
	D.R. Horton, Inc.	22,527		250,500
	Fortune Brands, Inc.	12,265		603,806
	Harman International Industries, Inc. (a)	5,608		187,363
	Leggett & Platt, Inc.	11,777		268,045
	Lennar Corp. Class A	12,786		196,649
	Newell Rubbermaid, Inc.	22,401		398,962
	Pulte Homes, Inc. (a)	27,327		239,385
	Stanley Black & Decker, Inc.	13,329		816,801
	Whirlpool Corp.	6,114		494,989
				3,456,500
	Household Products 2.2%
	Clorox Co. (The)	11,179		746,310
	Colgate-Palmolive Co.	39,124		3,007,071
	Kimberly-Clark Corp.	32,948		2,143,267
¤	Procter & Gamble Co. (The)	228,483		13,702,126
				19,598,774
	Independent Power Producers & Energy Traders 0.2%
	AES Corp. (The) (a)	53,698		609,472
	Constellation Energy Group, Inc.	16,246		523,771
	NRG Energy, Inc. (a)	20,381		424,333
				1,557,576
	Industrial Conglomerates 2.4%
	3M Co.	57,405		4,977,588
¤	General Electric Co.	860,576		13,984,360
	Textron, Inc.	22,072		453,800
	Tyco International, Ltd.	40,070		1,471,771
				20,887,519
	Insurance 3.8%
	ACE, Ltd.	27,281		1,589,118
	Aflac, Inc.	37,906		1,960,119
	Allstate Corp. (The)	43,318		1,366,683
	American International Group, Inc. (a)	10,867		424,900
	Aon Corp.	21,719		849,430
	Assurant, Inc.	8,575		349,002
	Berkshire Hathaway, Inc. Class B (a)	139,253		11,513,438
	Chubb Corp. (The)	25,317		1,442,816
	Cincinnati Financial Corp.	13,086		377,531
	Genworth Financial, Inc. Class A (a)	39,408		481,566
	Hartford Financial Services Group, Inc. (The)	35,776		821,059
	Lincoln National Corp.	25,492		609,769
	Loews Corp.	25,589		969,823
	Marsh & McLennan Cos., Inc.	43,682		1,053,610
	MetLife, Inc.	72,984		2,806,235
	Principal Financial Group, Inc.	25,798		668,684
	Progressive Corp. (The)	53,732		1,121,387
	Prudential Financial, Inc.	37,595		2,036,897
	Torchmark Corp.	6,513		346,101
	Travelers Cos., Inc. (The)	37,835		1,971,203
	Unum Group	26,317		582,922
	XL Group PLC	27,535		596,408
				33,938,701
	Internet & Catalog Retail 0.7%
	Amazon.com, Inc. (a)	28,480		4,473,069
	Expedia, Inc.	16,731		471,982
	Priceline.com, Inc. (a)	3,895		1,356,784
				6,301,835
	Internet Software & Services 1.8%
	Akamai Technologies, Inc. (a)	14,616		733,431
	eBay, Inc. (a)	92,942		2,267,785
	Google, Inc. Class A (a)	20,011		10,521,584
	Monster Worldwide, Inc. (a)	10,428		135,147
	VeriSign, Inc. (a)	14,029		445,280
	Yahoo!, Inc. (a)	108,506		1,537,530
				15,640,757
	IT Services 2.9%
	Automatic Data Processing, Inc.	39,608		1,664,724
	Cognizant Technology Solutions Corp. Class A (a)	24,216		1,561,205
	Computer Sciences Corp.	12,434		571,964
	Fidelity National Information Services, Inc.	21,233		576,051
	Fiserv, Inc. (a)	12,088		650,576
¤	International Business Machines Corp.	101,525		13,618,563
	MasterCard, Inc. Class A	7,796		1,746,304
	Paychex, Inc.	25,897		711,909
	SAIC, Inc. (a)	23,640		377,767
	Teradata Corp. (a)	13,478		519,712
	Total System Services, Inc.	13,357		203,561
	Visa, Inc. Class A	40,003		2,970,623
	Western Union Co. (The)	53,140		938,984
				26,111,943
	Leisure Equipment & Products 0.1%
	Eastman Kodak Co. (a)	21,727		91,254
	Hasbro, Inc.	11,263		501,316
	Mattel, Inc.	28,961		679,425
				1,271,995
	Life Sciences Tools & Services 0.3%
	Life Technologies Corp. (a)	14,749		688,631
	PerkinElmer, Inc.	9,486		219,506
	Thermo Fisher Scientific, Inc. (a)	32,798		1,570,368
	Waters Corp. (a)	7,404		524,055
				3,002,560
	Machinery 1.9%
	Caterpillar, Inc.	50,745		3,992,617
	Cummins, Inc.	15,999		1,449,189
	Danaher Corp.	43,080		1,749,479
	Deere & Co.	34,118		2,380,754
	Dover Corp.	15,019		784,142
	Eaton Corp.	13,503		1,113,862
	Flowserve Corp.	4,500		492,390
	Illinois Tool Works, Inc.	40,539		1,906,144
	PACCAR, Inc.	29,342		1,412,817
	Pall Corp.	9,392		391,083
	Parker Hannifin Corp.	12,979		909,309
	Snap-On, Inc.	4,683		217,806
				16,799,592
	Media 2.9%
	CBS Corp. Class B	54,812		869,318
	Comcast Corp. Class A	225,897		4,084,218
	DIRECTV Class A (a)	69,774		2,904,692
	Discovery Communications, Inc. Class A (a)	22,906		997,556
	Gannett Co., Inc.	19,208		234,914
	Interpublic Group of Cos., Inc. (The) (a)	39,370		394,881
	McGraw-Hill Cos., Inc. (The)	24,872		822,268
	Meredith Corp.	2,931		97,632
	New York Times Co. (The) Class A (a)	9,492		73,468
	News Corp. Class A	183,593		2,397,724
	Omnicom Group, Inc.	24,248		957,311
	Scripps Networks Interactive Class A	7,226		343,813
	Time Warner Cable, Inc.	28,597		1,543,952
	Time Warner, Inc.	90,511		2,774,162
	Viacom, Inc. Class B	48,963		1,771,971
	Walt Disney Co. (The)	153,961		5,097,649
	Washington Post Co. Class B	480		191,717
				25,557,246
	Metals & Mining 1.1%
	AK Steel Holding Corp.	8,834		121,998
	Alcoa, Inc.	82,202		995,466
	Allegheny Technologies, Inc.	7,932		368,442
	Cliffs Natural Resources, Inc.	10,908		697,239
	Freeport-McMoRan Copper & Gold, Inc.	37,865		3,233,292
	Newmont Mining Corp.	39,641		2,489,851
	Nucor Corp.	25,396		970,127
	Titanium Metals Corp. (a)	7,262		144,950
	United States Steel Corp.	11,550		506,352
				9,527,717
	Multi-Utilities 1.3%
	Ameren Corp.	19,242		546,473
	CenterPoint Energy, Inc.	33,958		533,820
	CMS Energy Corp.	18,512		333,586
	Consolidated Edison, Inc.	22,757		1,097,342
	Dominion Resources, Inc.	47,415		2,070,139
	DTE Energy Corp.	13,590		624,189
	Integrys Energy Group, Inc.	6,224		324,021
	NiSource, Inc.	22,392		389,621
	PG&E Corp.	31,455		1,428,686
	Public Service Enterprise Group, Inc.	40,719		1,346,984
	SCANA Corp.	9,071		365,743
	Sempra Energy	19,957		1,073,687
	TECO Energy, Inc.	17,272		299,151
	Wisconsin Energy Corp.	9,415		544,187
	Xcel Energy, Inc.	37,001		849,913
				11,827,542
	Multiline Retail 0.8%
	Big Lots, Inc. (a)	6,094		202,625
	Family Dollar Stores, Inc.	10,668		471,099
	J.C. Penney Co., Inc.	19,034		517,344
	Kohl's Corp. (a)	24,794		1,306,148
	Macy's, Inc.	34,030		785,753
	Nordstrom, Inc.	13,596		505,771
	Sears Holdings Corp. (a)	3,561		256,891
	Target Corp.	58,068		3,103,154
				7,148,785
	Office Electronics 0.1%
	Xerox Corp.	111,303		1,151,986

	Oil, Gas & Consumable Fuels 8.5%
	Anadarko Petroleum Corp.	39,846		2,273,214
	Apache Corp.	29,320		2,866,323
	Cabot Oil & Gas Corp.	8,391		252,653
	Chesapeake Energy Corp.	52,652		1,192,568
¤	Chevron Corp.	161,841		13,117,213
	ConocoPhillips	119,409		6,857,659
	CONSOL Energy, Inc.	18,174		671,711
	Denbury Resources, Inc. (a)	32,155		510,943
	Devon Energy Corp.	35,010		2,266,547
	El Paso Corp.	56,698		701,921
	EOG Resources, Inc.	20,406		1,897,146
	EQT Corp.	12,009		433,045
¤	ExxonMobil Corp.	409,873		25,326,053
	Hess Corp.	23,526		1,390,857
	Marathon Oil Corp.	57,135		1,891,169
	Massey Energy Co.	8,222		255,046
	Murphy Oil Corp.	15,444		956,292
	Noble Energy, Inc.	14,071		1,056,591
	Occidental Petroleum Corp.	65,386		5,119,724
	Peabody Energy Corp.	21,666		1,061,851
	Pioneer Natural Resources Co.	9,338		607,250
	QEP Resources, Inc.	14,112		425,336
	Range Resources Corp.	12,892		491,572
	Southwestern Energy Co. (a)	27,848		931,237
	Spectra Energy Corp.	52,145		1,175,870
	Sunoco, Inc.	9,703		354,160
	Tesoro Corp.	11,498		153,613
	Valero Energy Corp.	45,592		798,316
	Williams Cos., Inc.	47,048		899,087
				75,934,967
	Paper & Forest Products 0.1%
	International Paper Co.	35,187		765,317
	MeadWestvaco Corp.	13,732		334,786
				1,100,103
	Personal Products 0.2%
	Avon Products, Inc.	34,518		1,108,373
	Estee Lauder Cos., Inc. (The) Class A	9,185		580,767
				1,689,140
	Pharmaceuticals 5.7%
	Abbott Laboratories	124,291		6,492,962
	Allergan, Inc.	24,751		1,646,684
	Bristol-Myers Squibb Co.	138,031		3,742,021
	Eli Lilly & Co.	81,689		2,984,099
	Forest Laboratories, Inc. (a)	22,976		710,648
¤	Johnson & Johnson	221,717		13,737,585
	King Pharmaceuticals, Inc. (a)	20,119		200,385
	Merck & Co., Inc.	247,725		9,118,757
	Mylan, Inc. (a)	24,915		468,651
	Pfizer, Inc.	647,066		11,110,123
	Watson Pharmaceuticals, Inc. (a)	8,643		365,686
				50,577,601
	Professional Services 0.1%
	Dun & Bradstreet Corp.	4,029		298,710
	Equifax, Inc.	10,062		313,934
	Robert Half International, Inc.	11,870		308,620
				921,264
	Real Estate Investment Trusts 1.4%
	Apartment Investment & Management Co. Class A	9,434		201,699
	AvalonBay Communities, Inc.	6,854		712,336
	Boston Properties, Inc.	11,220		932,606
	Equity Residential	22,818		1,085,452
	HCP, Inc.	24,964		898,205
	Health Care REIT, Inc.	10,682		505,686
	Host Hotels & Resorts, Inc.	53,001		767,454
	Kimco Realty Corp.	32,659		514,379
	Plum Creek Timber Co., Inc.	13,007		459,147
	ProLogis	38,347		451,728
	Public Storage	11,225		1,089,274
	Simon Property Group, Inc.	23,570		2,185,882
	Ventas, Inc.	12,647		652,206
	Vornado Realty Trust	13,058		1,116,851
	Weyerhaeuser Co.	43,109		679,398
				12,252,303
	Real Estate Management & Development 0.1%
	CB Richard Ellis Group, Inc. Class A (a)	23,257		425,138

	Road & Rail 0.8%
	CSX Corp.	30,562		1,690,690
	Norfolk Southern Corp.	29,678		1,766,138
	Ryder System, Inc.	4,210		180,062
	Union Pacific Corp.	40,048		3,275,926
				6,912,816
	Semiconductors & Semiconductor Equipment 2.3%
	Advanced Micro Devices, Inc. (a)	45,646		324,543
	Altera Corp.	24,742		746,219
	Analog Devices, Inc.	24,008		753,371
	Applied Materials, Inc.	107,572		1,256,441
	Broadcom Corp. Class A	36,081		1,276,907
	First Solar, Inc. (a)	4,338		639,204
	Intel Corp.	448,190		8,618,694
	KLA-Tencor Corp.	13,504		475,746
	Linear Technology Corp.	18,076		555,475
	LSI Corp. (a)	51,747		235,966
	MEMC Electronic Materials, Inc. (a)	18,299		218,124
	Microchip Technology, Inc.	14,964		470,618
	Micron Technology, Inc. (a)	68,864		496,509
	National Semiconductor Corp.	19,269		246,065
	Novellus Systems, Inc. (a)	7,401		196,719
	NVIDIA Corp. (a)	46,190		539,499
	Teradyne, Inc. (a)	14,579		162,410
	Texas Instruments, Inc.	96,215		2,611,275
	Xilinx, Inc.	20,847		554,739
				20,378,524
	Software 3.6%
	Adobe Systems, Inc. (a)	42,279		1,105,596
	Autodesk, Inc. (a)	18,299		585,019
	BMC Software, Inc. (a)	14,384		582,264
	CA, Inc.	31,137		657,613
	Citrix Systems, Inc. (a)	15,049		1,026,944
	Compuware Corp. (a)	17,970		153,284
	Electronic Arts, Inc. (a)	26,595		436,956
	Intuit, Inc. (a)	22,764		997,291
	McAfee, Inc. (a)	12,248		578,840
¤	Microsoft Corp.	612,977		15,011,807
	Novell, Inc. (a)	28,337		169,172
	Oracle Corp.	311,549		8,365,091
	Red Hat, Inc. (a)	15,217		623,897
	Salesforce.com, Inc. (a)	9,412		1,052,261
	Symantec Corp. (a)	63,541		963,917
				32,309,952
	Specialty Retail 1.9%
	Abercrombie & Fitch Co. Class A	7,110		279,565
	AutoNation, Inc. (a)	5,063		117,715
	AutoZone, Inc. (a)	2,307		528,095
	Bed Bath & Beyond, Inc. (a)	21,247		922,332
	Best Buy Co., Inc.	27,845		1,136,911
	Carmax, Inc. (a)	18,000		501,480
	GameStop Corp. Class A (a)	12,109		238,668
	Gap, Inc. (The)	35,365		659,204
	Home Depot, Inc. (The)	134,043		4,246,482
	Limited Brands, Inc.	21,303		570,494
	Lowe's Cos., Inc.	112,973		2,518,168
	O'Reilly Automotive, Inc. (a)	11,169		594,191
	Office Depot, Inc. (a)	22,249		102,346
	RadioShack Corp.	10,088		215,177
	Ross Stores, Inc.	9,696		529,596
	Staples, Inc.	58,774		1,229,552
	Tiffany & Co.	10,161		477,466
	TJX Cos., Inc.	32,259		1,439,719
	Urban Outfitters, Inc. (a)	10,355		325,561
				16,632,722
	Textiles, Apparel & Luxury Goods 0.5%
	Coach, Inc.	23,933		1,028,162
	NIKE, Inc. Class B	31,108		2,492,995
	Polo Ralph Lauren Corp.	5,251		471,855
	VF Corp.	6,958		563,737
				4,556,749
	Thrifts & Mortgage Finance 0.1%
	Hudson City Bancorp, Inc.	42,358		519,309
	People's United Financial, Inc.	29,873		391,038
				910,347
	Tobacco 1.6%
	Altria Group, Inc.	167,740		4,029,115
	Lorillard, Inc.	12,212		980,745
	Philip Morris International, Inc.	147,542		8,265,303
	Reynolds American, Inc.	13,613		808,476
				14,083,639
	Trading Companies & Distributors 0.1%
	Fastenal Co.	11,868		631,259
	W.W. Grainger, Inc.	4,796		571,251
				1,202,510
	Wireless Telecommunication Services 0.3%
	American Tower Corp. Class A (a)	32,293		1,655,339
	MetroPCS Communications, Inc. (a)	21,078		220,476
	Sprint Nextel Corp. (a)	240,253		1,112,371
				2,988,186
	Total Common Stocks (Cost $568,828,428)			831,967,479	(b)

		Principal Amount		Value
	Short-Term Investments 6.6%
	Repurchase Agreement 0.0%‡
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $24,387 (Collateralized by a United States Treasury Note with a rate of 2.125% and a maturity date of 5/31/15, with a Principal Amount of $25,000 and a Market Value of $26,243)	$24,387		24,387

	Total Repurchase Agreement (Cost $24,387)			24,387

	U.S. Government 6.6%
	United States Treasury Bills
	0.131%, due 1/27/11 (c)(d)	5,200,000		5,197,785
	0.132%, due 10/28/10 (c)(d)	200,000		199,980
	0.133%, due 1/6/11 (c)	53,400,000		53,380,989

	Total U.S. Government (Cost $58,777,342)			58,778,754

	Total Short-Term Investments (Cost $58,801,729)			58,803,141

	Total Investments (Cost $627,630,157) (f)	100.0%		890,770,620

	Other Assets, Less Liabilities	(0.0	) ‡	(17,503)
	Net Assets	100.0%		$890,753,117

Contracts Long		Unrealized Appreciation(e)
Futures Contracts 0.0%‡
Standard & Poor's 500 Index Mini December 2010	1,028	$132,587

Total Futures Contracts (Settlement Value $58,426,380) (b)		$132,587

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2010, excluding short-term investments. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Portfolio's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 99.9% of net assets.
(c)	Interest rate presented is yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at the broker as collateral for futures contracts.
(e)	Represents the difference between the value of the contracts at the time they were opened and the value at September 30, 2010.
(f)	At September 30, 2010, cost is $653,009,237 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$328,881,478
Gross unrealized depreciation	(91,120,095)
Net unrealized appreciation	$237,761,383

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$831,967,479	$—	$—	$831,967,479
Short-Term Investments
Repurchase Agreement	—	24,387	—	24,387
U.S. Government	—	58,778,754	—	58,778,754
Total Short-Term Investments	—	58,803,141	—	58,803,141
Total Investments in Securities	831,967,479	58,803,141	—	890,770,620
Other Financial Instruments
Futures Contracts Long (b)	132,587	—	—	132,587
Total Investments in Securities and Other Financial Instruments	$832,100,066	$58,803,141	$—	$890,903,207

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized appreciation as shown on the Portfolio of Investments.
At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2 or hold any investments with significant unobservable inputs (Level 3).

MainStay VP U.S. Small Cap Portfolio
Portfolio of Investments September 30, 2010 unaudited
		Shares	Value
	Common Stocks 92.7%†
	Aerospace & Defense 3.5%
	Curtiss-Wright Corp.	99,500	$3,014,850
	Esterline Technologies Corp. (a)	44,200	2,529,566
	Hexcel Corp. (a)	159,100	2,830,389
			8,374,805
	Auto Components 1.3%
	Tenneco, Inc. (a)	103,400	2,995,498

	Biotechnology 1.8%
	Alkermes, Inc. (a)	283,300	4,150,345

	Building Products 3.4%
	Armstrong World Industries, Inc. (a)	80,650	3,347,781
	Masco Corp.	135,250	1,489,103
	Simpson Manufacturing Co., Inc.	124,200	3,201,876
			8,038,760
	Capital Markets 1.0%
	Waddell & Reed Financial, Inc. Class A	83,000	2,270,880

	Chemicals 2.8%
	Methanex Corp.	146,750	3,593,907
	Nalco Holding Co.	119,450	3,011,335
			6,605,242
	Commercial Banks 3.8%
	Investors Bancorp, Inc. (a)	217,600	2,576,384
	Simmons First National Corp. Class A	39,387	1,113,470
	Texas Capital Bancshares, Inc. (a)	140,800	2,431,616
	UMB Financial Corp.	81,300	2,886,963
			9,008,433
	Communications Equipment 1.1%
	Harmonic, Inc. (a)	371,050	2,552,824

	Containers & Packaging 2.5%
¤	Silgan Holdings, Inc.	188,150	5,964,355

	Diversified Consumer Services 1.4%
	Service Corp. International	390,600	3,366,972

	Diversified Financial Services 0.9%
	CBOE Holdings, Inc.	102,950	2,063,118

	Electric Utilities 2.9%
	DPL, Inc.	96,650	2,525,465
	Westar Energy, Inc.	179,450	4,348,073
			6,873,538
	Electrical Equipment 2.2%
¤	Woodward Governor Co.	163,850	5,312,017

	Electronic Equipment & Instruments 2.9%
	DTS, Inc. (a)	106,874	4,079,381
	Jabil Circuit, Inc.	197,900	2,851,739
			6,931,120
	Energy Equipment & Services 2.0%
	Cal Dive International, Inc. (a)	541,850	2,963,920
	Dresser-Rand Group, Inc. (a)	43,408	1,601,321
	Dril-Quip, Inc. (a)	3,231	200,677
			4,765,918
	Food Products 1.8%
	Corn Products International, Inc.	115,100	4,316,250

	Health Care Equipment & Supplies 6.1%
	Alere, Inc. (a)	92,100	2,848,653
	Haemonetics Corp. (a)	59,600	3,488,388
	SonoSite, Inc. (a)	126,350	4,233,988
	Teleflex, Inc.	67,650	3,841,167
			14,412,196
	Health Care Providers & Services 1.5%
	Bio-Reference Laboratories, Inc. (a)	166,450	3,472,147

	Hotels, Restaurants & Leisure 1.4%
	Multimedia Games, Inc. (a)	268,820	994,634
	Shuffle Master, Inc. (a)	289,150	2,431,752
			3,426,386
	Household Durables 5.0%
	KB Home	228,900	2,593,437
	Leggett & Platt, Inc.	107,300	2,442,148
	Ryland Group, Inc. (The)	124,200	2,225,664
¤	Tupperware Brands Corp.	101,722	4,654,799
			11,916,048
	Insurance 4.7%
	Arthur J. Gallagher & Co.	124,000	3,269,880
¤	Platinum Underwriters Holdings, Ltd.	110,100	4,791,552
	Validus Holdings, Ltd.	121,600	3,205,376
			11,266,808
	Internet Software & Services 1.4%
	Digital River, Inc. (a)	98,437	3,350,795

	IT Services 2.1%
	Forrester Research, Inc. (a)	50,285	1,663,428
	NeuStar, Inc. Class A (a)	135,450	3,367,287
			5,030,715
	Machinery 6.6%
	Actuant Corp. Class A	46,200	1,060,752
¤	AGCO Corp. (a)	122,250	4,768,973
	Kennametal, Inc.	123,381	3,816,174
	Mueller Industries, Inc.	91,450	2,422,511
	Wabtec Corp.	74,137	3,543,007
			15,611,417
	Metals & Mining 1.6%
	RTI International Metals, Inc. (a)	125,050	3,829,031

	Multi-Utilities 4.5%
	CMS Energy Corp.	147,150	2,651,643
	NSTAR	87,550	3,445,092
¤	Vectren Corp.	175,800	4,547,946
			10,644,681
	Pharmaceuticals 2.5%
¤	Endo Pharmaceuticals Holdings, Inc. (a)	175,850	5,845,254

	Professional Services 1.5%
	IHS, Inc. Class A (a)	53,100	3,610,800

	Road & Rail 2.0%
	Con-Way, Inc.	82,800	2,565,972
	Genesee & Wyoming, Inc. Class A (a)	52,866	2,293,856
			4,859,828
	Semiconductors & Semiconductor Equipment 0.6%
	MEMC Electronic Materials, Inc. (a)	115,300	1,374,376

	Software 1.0%
	Solera Holdings, Inc.	33,350	1,472,736
	THQ, Inc. (a)	201,800	811,236
			2,283,972
	Specialty Retail 4.5%
	GameStop Corp. Class A (a)	169,700	3,344,787
	JoS. A. Bank Clothiers, Inc. (a)	63,450	2,703,604
¤	Monro Muffler Brake, Inc.	98,400	4,537,224
			10,585,615

	Textiles, Apparel & Luxury Goods 3.4%
	Iconix Brand Group, Inc. (a)	162,800	2,849,000
¤	Warnaco Group, Inc. (The) (a)	101,650	5,197,365
			8,046,365
	Thrifts & Mortgage Finance 3.7%
	Brookline Bancorp, Inc.	239,350	2,388,713
	First Niagara Financial Group, Inc.	237,650	2,768,622
	Washington Federal, Inc.	244,950	3,737,937
			8,895,272
	Wireless Telecommunication Services 3.3%
	NTELOS Holdings Corp.	129,400	2,189,448
¤	Syniverse Holdings, Inc. (a)	252,718	5,729,118
			7,918,566
	Total Common Stocks (Cost $204,582,153)		219,970,347

	Exchange Traded Fund 0.5% (b)

	iShares Russell 2000 Index Fund	18,500	1,248,195

	Total Exchange Traded Fund (Cost $1,283,765)		1,248,195

		Number of Warrants	Value
	Warrants 0.0%‡
	Computers & Peripherals 0.0%‡
	Latronix, Inc. Strike Price $0.01 Expires 2/9/11 (a)(c)	120	1

	Total Warrants (Cost $0)		1

		Principal Amount	Value
	Short-Term Investment 6.4%
	Repurchase Agreement 6.4%
	State Street Bank and Trust Co. 0.01%, dated 9/30/10 due 10/1/10 Proceeds at Maturity $15,075,557 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 5/15/13, with a Principal Amount of $14,995,000 and a Market Value of $15,381,871)	$15,075,552	15,075,552

	Total Short-Term Investment (Cost $15,075,552)		15,075,552

	Total Investments (Cost $220,941,470) (d)	99.6%	236,294,095

	Other Assets, Less Liabilities	0.4	1,044,551
	Net Assets	100.0%	$237,338,646

¤	Among the Portfolio's 10 largest holdings, as of September 30, 2010, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Portfolio net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	Fair valued security - The total market value of this security at September 30, 2010 is $1, which represents less than one-tenth of a percent of the Portfolio's net assets.
(d)	At September 30, 2010, cost is $221,539,810 for federal income tax purposes and net unrealized appreciation is as follows:
Gross unrealized appreciation	$25,855,196
Gross unrealized depreciation	(11,100,911)
Net unrealized appreciation	$14,754,285

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010, for valuing the Portfolio's assets.

Asset Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$219,970,347	$—	$—	$219,970,347
Exchange Traded Fund	1,248,195	—	—	1,248,195
Warrants (b)	—	—	1	1
Short-Term Investment
Repurchase Agreement	—	15,075,552	—	15,075,552
Total Investments in Securities	$221,218,542	$15,075,552	$1	$236,294,095

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $1 is held in Computers & Peripherals within the Warrants section of the Portfolio of Investments.

At September 30, 2010, the Portfolio did not have any transfers between Level 1 and Level 2.

The Portfolio recognizes transfers between the levels as of the beginning of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Net Transfers in to Level 3	Net Transfers out of Level 3	Balance as of September 30, 2010	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2010
Warrants
Computers & Peripherals	$1	$-	$-	$-	$-	$-	$-	$-	$1	$-
Total	$1	$-	$-	$-	$-	$-	$-	$-	$1	$-

MainStay VP Series Fund, Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS September 30, 2010 unaudited

SECURITIES VALUATION

The Portfolios prepare their financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") and follow the significant accounting policies described below.

Equity securities are valued at the latest quoted sales prices as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00 p.m. Eastern time) on each day the Exchange is open for business (“valuation date”). Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades.

Debt securities are valued at prices supplied by a pricing agent or broker selected by the Portfolio’s Manager, in consultation with the Portfolio’s Subadvisor, if any, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Portfolio’s Manager, in consultation with the Portfolio’s Subadvisor, if any, to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Investments in other mutual funds are valued at their net asset values ("NAVs") at the close of the Exchange on each valuation date.

Portfolio securities held by the Cash Management Portfolio are valued at their amortized cost, which approximates market values. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value at maturity date.

Loans assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service. The Portfolios have engaged an independent pricing service to provide market value quotations from dealers in loans. Options and futures contracts are valued at the last posted settlement price on the market where such options or futures are principally traded. Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less ("short-term investments") are valued at amortized cost.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Portfolios' Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of a Portfolio’s Manager or Subadvisor (if applicable), reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open.  At September 30, 2010, the Convertible, Floating Rate, Government, High Yield Corporate Bond, Income Builder and U.S. Small Cap Portfolios held securities with values of  $234, $806,682, $1,313,207, $21,226,873, $874,399 and $1, respectively, that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by certain of the Portfolios, including the International Equity Portfolio, principally trade, and the time at which the Portfolios' NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with the Portfolio’s policies and procedures. At September 30, 2010, foreign securities held by the Portfolios were not fair valued.

“Fair value” is defined as the price that a Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework which has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances. The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The aggregate value by input level, as of September 30, 2010, for each Portfolio’s investments is included at the end of each Portfolio’s respective Portfolio of Investments.

The valuation techniques used by the Portfolios to measure fair value during the period  ended September 30, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Portfolios may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets. For the period ended September 30, 2010, there were no changes to the fair value methodologies.

Generally, a security is considered illiquid if they cannot be sold or disposed of in the ordinary course of business at approximately the price at which they are valued. Their illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell, and could have the effect of decreasing the overall level of a Portfolio’s liquidity. Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosure requirements are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchased, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. As of September 30, 2010, the Portfolios have adopted ASU 2010-06. The adoption of ASU 2010-06 has not impacted the amounts reported in the financial statements; however, there are additional disclosures in the Portfolio’s Portfolio of Investments.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY VP SERIES FUND, INC.

By:	/s/ Stephen P. Fisher__________
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher__________
Stephen P. Fisher
President and Principal Executive Officer

Date:	November 23, 2010

By:	/s/ Jack R. Benintende_________
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	November 23, 2010